                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21482
                                    ---------------------------------------

                          SunAmerica Specialty Series
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
--------------------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                                 Harborside 5,
                         185 Hudson Street, Suite 3300
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (201) 324-6414
                                                      ------------------------

Date of fiscal year end:   October 31
                          ------------------------

Date of reporting period:        April 30, 2018
                               ------------------------

Item 1. Reports to Stockholders

       2018 SEMI-ANNUAL REPORT

                          SunAmerica Specialty Series


       High Watermark Fund
       2020 High Watermark Fund
       SunAmerica
       Alternative Strategies Fund
       Global Trends Fund
       Focused Alpha Growth Fund
       Focused Alpha Large-Cap Fund
       Income Explorer Fund
       Small-Cap Fund



                                    [GRAPHIC]



[LOGO]

                        Table of Contents


        A MESSAGE FROM THE PRESIDENT................................   2
        EXPENSE EXAMPLE.............................................   5
        STATEMENT OF ASSETS AND LIABILITIES.........................   7
        STATEMENT OF OPERATIONS.....................................   9
        STATEMENT OF CHANGES IN NET ASSETS..........................  11
        FINANCIAL HIGHLIGHTS........................................  13
        PORTFOLIO OF INVESTMENTS....................................  20
        NOTES TO FINANCIAL STATEMENTS...............................  70

        A Message from the President -- (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual update for SunAmerica Specialty Series (the "Specialty Series"), including AIG Commodity Strategy Fund, AIG ESG Dividend Fund, AIG Focused Alpha Large-Cap Fund, AIG Focused Multi-Cap Growth Fund, AIG Global Trends Fund, AIG Income Explorer Fund and AIG Small-Cap Fund (the "Funds"), covering the six-month period ended April 30, 2018.

Overall, global equities, global bonds and commodities advanced during the semi-annual period, though volatility across markets heightened significantly. Investor sentiment was dominated by global economic data, central bank monetary policy and political events.

As the semi-annual period began in November 2017, global equities posted positive results, recording a seventh consecutive quarter of gains by the end of the calendar year. Political concerns dominated headlines globally, while data across most major economies remained largely positive. U.S. equities rose for the ninth straight quarter, as low unemployment, robust corporate earnings and strong consumer and business spending contributed to positive market sentiment. U.S. tax reform was a key area of focus, culminating with a tax reform bill signed into law at the end of the December. Elsewhere, European equities ended the fourth calendar quarter with its seventh consecutive quarter of positive performance, and Japanese equities led the rally amongst markets in the Pacific Basin region. On the monetary policy front, the European Central Bank prepared to reduce its monthly asset purchases beginning in January 2018. The U.S. Federal Reserve (the "Fed") raised the targeted federal funds rate by 25 basis points+ in December, citing labor market strength and a solid rate of economic growth.

During the first quarter of 2018, a sharp correction in global equity markets and a large spike in volatility were initially triggered by concerns about robust labor market data and escalating inflation risks in the U.S. and, in turn, market speculation of a faster pace of interest rate hikes. Renewed concerns about the increasingly hostile exchanges between North Korea and the White House and fears of a global trade war further unsettled financial markets. The U.S. Administration had imposed stiff tariffs on steel and aluminum and announced plans to implement tariffs on Chinese imports, while also enacting tighter restrictions on acquisitions and technology transfers. U.S. equities posted their first quarterly loss since September 2015. European equities declined even more than U.S. equities, and Japanese equities were the worst performing market in the Pacific Basin region for the quarter. The Fed increased the targeted federal funds rate by another 25 basis points in March 2018, noting the U.S. economic outlook had strengthened in recent months. April saw volatility continue, driven by trade headlines around U.S. and China, rising U.S. Treasury yields and increased focus on the technology sector given ongoing discussion around the regulatory environment. Investor concern also increased with rising geopolitical risks surrounding North Korea and Syria as well as by the announcement of additional sanctions on Russia. U.S. and developed markets international equities eked out modestly positive returns for the month, while emerging markets equities generated a modest decline.

The broad global fixed income market posted a modestly positive return during the semi-annual period overall, though U.S. fixed income experienced a decline as U.S. Treasury yields generally moved higher along with a pickup in inflation expectations. The U.S. Treasury yield curve, or spectrum of maturities, flattened slightly, as yields on longer-term maturities rose less than yields on shorter- and intermediate-term maturities. (A flattening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities narrows.) Spread, or non-government bond, sectors generally outperformed U.S. Treasury securities, led by high yield corporate bonds.

In commodities, oil prices hit a two-year high during the fourth quarter of 2017 following an extended OPEC supply-cut agreement through the end of 2018. Continued drawdowns in U.S. crude inventories and renewed fears of a supply disruption in the Middle East following heightened concerns about potential U.S. sanctions on Iran drove an ongoing rally in oil prices through the end of the semi-annual period. Gold prices moved higher on concerns about U.S. tariffs stifling global economic growth and on mounting geopolitical tensions. Conversely, agriculture and livestock was the weakest commodities sector during the semi-annual period.

Amid these conditions, the investment markets posted mixed results during the semi-annual period. Despite heightened market volatility, U.S. equities modestly outpaced international equities, with the representative S&P 500 Index/*/ returning 3.82%. International equity markets, represented by the MSCI ACWI ex-US (Net),/*/ returned 3.47%. U.S. bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index,/*/ and global bonds, as represented by the Bloomberg Barclays Global Aggregate Bond Index,/*/ posted returns of -1.87% and 1.19%, respectively, for the semi-annual period overall. The ICE BofAML U.S. Treasury Index/*/ returned -1.80%, while international government bonds, as represented by the FTSE WGBI (USD, hedged),/*/ returned 0.48%. Commodities, as represented by the Bloomberg Commodity Index,/*/ returned 4.74% for the same semi-annual period.

On the following pages, you will find the financial statements and portfolio information for each of the Specialty Series Funds for the six-month period ended April 30, 2018.

Thank you for being a part of the Specialty Series Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our website at www.aig.com/funds.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC
--------
Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

+  A basis point is 1/100/th/ of a percentage point.

* The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely-recognized as representative of the performance of the U.S. stock market. The MSCI ACWI (Morgan Stanley Capital International All Country World Index) ex-U.S. (Net) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of the global equity market performance of 46 developed and emerging markets throughout the world, excluding the U.S. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment grade fixed-rate debt markets. It is comprised of the U.S. Aggregate, Pan-European Aggregate and Asian- Pacific Aggregate Indexes. It also includes a wide range of standard and customized sub-indices by liquidity constraint, sector, quality and maturity. The ICE BofAML U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. The FTSE WGBI (World Government Bond Index) (USD, hedged) is a market capitalization-weighted bond index consisting of the government bond markets of over 20 countries. Country eligibility in the WGBI is determined by market size, credit and barriers-to-entry requirement criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$25 million. The Bloomberg Commodity Index is a broadly diversified index made up of 22 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly in an index.

The AIG Commodity Strategy Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities. Investors should consider buying shares of the AIG Commodity Strategy Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the AIG Commodity Strategy Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the AIG Commodity Strategy Fund's investments in commodity-linked derivative instruments.
The risks associated with the use of futures contracts by the AIG Commodity Strategy Fund and the AIG Global Trends Fund include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Investments that provide exposure to foreign markets involve special risks, such as currency fluctuations, differing financial reporting and regulatory standards, and economic and political instability. These risks are highlighted when the issuer is in an emerging market. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from futures instruments that are tied to foreign instruments or currencies. The Fund also has exposure to the commodities markets, which may subject it to greater volatility than investments in traditional securities. The AIG Global Trends Fund and the AIG Commodity Strategy Fund expect to invest a significant portion of their assets in repurchase agreements collateralized by the U.S. government and its agencies, and may also invest in other high-quality, short-term securities ("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Funds will be to serve as collateral for the futures instruments. The Funds' investments in repurchase agreements involve certain risks involving the default or insolvency of the seller and counterparty risk (i.e., the risk that the counterparty will not perform its obligations). The Funds' returns are expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Funds. Active trading of each Fund's portfolio may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds and which will affect the Funds' performance. Active trading may also result in increased tax liability for Fund shareholders. Investors should note that the ability of the subadviser to successfully implement the Funds' strategies, including the proprietary investment processes used by the subadviser, will influence the performance of the Funds significantly.
Focused funds are less diversified than typical mutual funds; therefore, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies, and may have fewer resources and a greater risk of business failure than do large companies.

        SunAmerica Specialty Series
        EXPENSE EXAMPLE -- April 30, 2018 -- (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund (each a "Fund" and collectively, the "Funds") in the SunAmerica Specialty Series (the "Trust"), you may incur two types of costs:
(1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and account maintenance fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2017 and held until April 30, 2018.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2018" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended April 30, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2018" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended April 30, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2018" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        SunAmerica Specialty Series
        EXPENSE EXAMPLE -- April 30, 2018 -- (unaudited) (continued)


                                               Actual                                             Hypothetical
                          ------------------------------------------------ -----------------------------------------------
                                                                                          Ending Account
                                          Ending Account   Expenses Paid                   Value Using a   Expenses Paid
                            Beginning      Value Using       During the      Beginning    Hypothetical 5%    During the
                          Account Value  Actual Return at Six Months Ended Account Value   Annual Return  Six Months Ended
                          at November 1,    April 30,        April 30,     at November 1,  at April 30,      April 30,
                               2017            2018            2018*            2017           2018            2018*
                          -------------- ---------------- ---------------- -------------- --------------- ----------------
AIG Commodity Strategy
 Fund@
  Class A#...............   $1,000.00       $1,052.45          $ 8.75        $1,000.00       $1,016.27         $ 8.60
  Class C#...............   $1,000.00       $1,048.18          $12.04        $1,000.00       $1,013.04         $11.83
  Class W#...............   $1,000.00       $1,053.85          $ 7.74        $1,000.00       $1,017.26         $ 7.60
AIG ESG Dividend Fund
  Class A#...............   $1,000.00       $1,010.44          $ 6.23        $1,000.00       $1,018.60         $ 6.26
  Class C#...............   $1,000.00       $1,007.20          $ 9.46        $1,000.00       $1,015.37         $ 9.49
  Class W#...............   $1,000.00       $1,010.89          $ 5.24        $1,000.00       $1,019.59         $ 5.26
AIG Focused Alpha
 Large-Cap Fund
  Class A................   $1,000.00       $1,032.54          $ 8.32        $1,000.00       $1,016.61         $ 8.25
  Class C................   $1,000.00       $1,029.47          $11.57        $1,000.00       $1,013.39         $11.48
  Class W#...............   $1,000.00       $1,033.13          $ 7.66        $1,000.00       $1,017.26         $ 7.60
AIG Focused Multi-Cap
 Growth Fund
  Class A................   $1,000.00       $1,049.98          $ 8.44        $1,000.00       $1,016.56         $ 8.30
  Class C................   $1,000.00       $1,046.72          $11.72        $1,000.00       $1,013.34         $11.53
  Class W................   $1,000.00       $1,051.00          $ 7.37        $1,000.00       $1,017.60         $ 7.25
AIG Global Trends Fund@
  Class A#...............   $1,000.00       $  996.95          $ 9.21        $1,000.00       $1,015.57         $ 9.30
  Class C#...............   $1,000.00       $  993.61          $12.41        $1,000.00       $1,012.35         $12.52
  Class W#...............   $1,000.00       $  997.76          $ 8.22        $1,000.00       $1,016.56         $ 8.30
AIG Income Explorer Fund
  Class A#...............   $1,000.00       $1,014.15          $ 8.59        $1,000.00       $1,016.27         $ 8.60
  Class C#...............   $1,000.00       $1,010.90          $11.82        $1,000.00       $1,013.04         $11.83
  Class W#...............   $1,000.00       $1,015.10          $ 7.59        $1,000.00       $1,017.26         $ 7.60
AIG Small-Cap Fund
  Class A#...............   $1,000.00       $1,023.00          $ 8.63        $1,000.00       $1,016.27         $ 8.60
  Class C#...............   $1,000.00       $1,019.32          $11.87        $1,000.00       $1,013.04         $11.83
  Class W#...............   $1,000.00       $1,023.90          $ 7.63        $1,000.00       $1,017.26         $ 7.60

                          ----------



                          Annualized
                           Expense
                            Ratio*
                          ----------
AIG Commodity Strategy
 Fund@
  Class A#...............    1.72%
  Class C#...............    2.37%
  Class W#...............    1.52%
AIG ESG Dividend Fund
  Class A#...............    1.25%
  Class C#...............    1.90%
  Class W#...............    1.05%
AIG Focused Alpha
 Large-Cap Fund
  Class A................    1.65%
  Class C................    2.30%
  Class W#...............    1.52%
AIG Focused Multi-Cap
 Growth Fund
  Class A................    1.66%
  Class C................    2.31%
  Class W................    1.45%
AIG Global Trends Fund@
  Class A#...............    1.86%
  Class C#...............    2.51%
  Class W#...............    1.66%
AIG Income Explorer Fund
  Class A#...............    1.72%
  Class C#...............    2.37%
  Class W#...............    1.52%
AIG Small-Cap Fund
  Class A#...............    1.72%
  Class C#...............    2.37%
  Class W#...............    1.52%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period).
   These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2018" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2018" and the "Annualized Expense Ratio" would have been lower.
@  Consolidated (see Note 2)

        SunAmerica Specialty Series
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2018 -- (unaudited)

                                                                                           AIG          AIG
                                                                   AIG        AIG        Focused      Focused       AIG
                                                                Commodity     ESG         Alpha      Multi-Cap     Global
                                                                Strategy    Dividend    Large-Cap     Growth       Trends
                                                                  Fund#       Fund        Fund         Fund        Fund#
                                                               ----------- ----------- ------------ ------------ -----------
ASSETS:
Investments at value (unaffiliated)*.......................... $12,822,466 $25,915,953 $625,989,552 $605,978,086 $        --
Repurchase agreements (cost approximates value)...............  27,585,000     733,000           --           --  33,855,000
Cash..........................................................       4,762         979          807           98      12,000
Foreign cash*.................................................          --          --           --           --          --
Receivable for:
  Shares of beneficial interest sold..........................      20,604         812       76,225      741,530      17,677
  Dividends and interest......................................       4,253      47,906           77       55,852       1,594
  Investments sold............................................          --          --           --           --          --
  Receipts on swap contracts..................................     371,032          --           --           --          --
Prepaid expenses and other assets.............................       7,374       3,241       10,705       14,052       7,120
Cash collateral for futures contracts.........................     747,000          --           --           --   1,171,397
Due from broker...............................................   1,269,165          --           --           --          --
Due from investment adviser for expense reimbursements/fee
 waivers......................................................      20,884      25,085           --           --          --
Variation margin on futures contracts.........................     236,683          --           --           --      26,899
Unrealized appreciation on forward foreign currency contracts.          --          --           --           --          13
Unrealized appreciation on swap contracts.....................       1,966          --           --           --          --
                                                               ----------- ----------- ------------ ------------ -----------
  Total assets................................................  43,091,189  26,726,976  626,077,366  606,789,618  35,091,700
                                                               ----------- ----------- ------------ ------------ -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed......................      49,909      15,191      435,027      438,166      35,058
  Investments purchased.......................................          --     349,755           --           --          --
  Investments purchased on an extended settlement basis.......          --          --           --           --          --
  Payments on swap contracts..................................       1,203          --           --           --          --
  Investment advisory and management fees.....................      34,093      16,313      517,081      500,696      31,895
  Distribution and account maintenance fees...................      12,767       7,527      196,843      199,527      11,601
  Transfer agent fees and expenses............................      11,037       6,163      166,936      176,367      10,406
  Trustees' fees and expenses.................................          69          48        1,157        1,084          64
  Other accrued expenses......................................      97,596       1,717      266,215      239,154      81,255
  Due to investment adviser from expense recoupment...........          --          --           40           --       4,610
Unrealized depreciation on forward foreign currency contracts.          --          --           --           --          81
Unrealized depreciation on swap contracts.....................      12,574          --           --           --          --
Variation margin on futures contracts.........................     147,117          --           --           --      33,170
                                                               ----------- ----------- ------------ ------------ -----------
  Total liabilities...........................................     366,365     396,714    1,583,299    1,554,994     208,140
                                                               ----------- ----------- ------------ ------------ -----------
NET ASSETS.................................................... $42,724,824 $26,330,262 $624,494,067 $605,234,624 $34,883,560
                                                               =========== =========== ============ ============ ===========

                                                                  AIG
                                                                 Income        AIG
                                                                Explorer    Small-Cap
                                                                  Fund        Fund
                                                               ----------- -----------
ASSETS:
Investments at value (unaffiliated)*.......................... $47,357,269 $62,441,065
Repurchase agreements (cost approximates value)...............     703,000   3,810,000
Cash..........................................................       2,346      19,045
Foreign cash*.................................................      40,133          --
Receivable for:
  Shares of beneficial interest sold..........................      77,138     438,308
  Dividends and interest......................................     246,741      16,886
  Investments sold............................................      13,754     349,959
  Receipts on swap contracts..................................          --          --
Prepaid expenses and other assets.............................       7,157       7,491
Cash collateral for futures contracts.........................          --          28
Due from broker...............................................          --          --
Due from investment adviser for expense reimbursements/fee
 waivers......................................................      10,066       1,750
Variation margin on futures contracts.........................          --          --
Unrealized appreciation on forward foreign currency contracts.       4,646          --
Unrealized appreciation on swap contracts.....................          --          --
                                                               ----------- -----------
  Total assets................................................  48,462,250  67,084,532
                                                               ----------- -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed......................      52,710      40,363
  Investments purchased.......................................     537,220      67,826
  Investments purchased on an extended settlement basis.......      54,324          --
  Payments on swap contracts..................................          --          --
  Investment advisory and management fees.....................      38,060      53,903
  Distribution and account maintenance fees...................      15,395      17,924
  Transfer agent fees and expenses............................      10,611      15,301
  Trustees' fees and expenses.................................          80         106
  Other accrued expenses......................................      38,697      13,742
  Due to investment adviser from expense recoupment...........          --          --
Unrealized depreciation on forward foreign currency contracts.          18          --
Unrealized depreciation on swap contracts.....................          --          --
Variation margin on futures contracts.........................          --      38,505
                                                               ----------- -----------
  Total liabilities...........................................     747,115     247,670
                                                               ----------- -----------
NET ASSETS.................................................... $47,715,135 $66,836,862
                                                               =========== ===========

--------
#  Consolidated (see Note 2)

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2018 -- (unaudited) (continued)

                                                                                               AIG           AIG
                                                                    AIG          AIG         Focused       Focused
                                                                 Commodity       ESG          Alpha       Multi-Cap
                                                                 Strategy      Dividend     Large-Cap      Growth
                                                                   Fund#         Fund         Fund          Fund
                                                               ------------  -----------  ------------  ------------
NET ASSETS REPRESENTED BY:
Paid-in capital...............................................  136,617,518   25,335,796   433,853,738   357,639,463
Accumulated undistributed net investment income (loss)........  (12,339,951)      28,466    (1,115,944)   (7,084,491)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, written options contracts,
 swap contracts and foreign exchange transactions.............  (81,484,948)   1,695,859    71,977,726    95,571,944
Unrealized appreciation (depreciation) on investments.........      (96,405)    (729,859)  119,778,547   159,107,708
Unrealized appreciation (depreciation) on futures contracts,
 written options contracts and swap contracts.................       28,610           --            --            --
Unrealized foreign exchange gain (loss) on other assets and
 liabilities..................................................           --           --            --            --
                                                               ------------  -----------  ------------  ------------
Net assets.................................................... $ 42,724,824  $26,330,262  $624,494,067  $605,234,624
                                                               ============  ===========  ============  ============
*Cost
  Investments (unaffiliated).................................. $ 12,918,871  $26,645,812  $506,211,005  $446,870,378
                                                               ============  ===========  ============  ============
  Foreign cash................................................ $         --  $        --  $         --  $         --
                                                               ============  ===========  ============  ============

Class A (unlimited shares authorized):
Net assets.................................................... $ 38,196,782  $24,046,659  $572,232,080  $489,030,315
Shares of beneficial interest issued and outstanding..........    5,099,472    1,547,754    18,956,407    16,031,009
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)................. $       7.49  $     15.54  $      30.19  $      30.51
Maximum sales charge (5.75% of offering price)................         0.46         0.95          1.84          1.86
                                                               ------------  -----------  ------------  ------------
Maximum offering price to public.............................. $       7.95  $     16.49  $      32.03  $      32.37
                                                               ============  ===========  ============  ============
Class C (unlimited shares authorized):
Net assets.................................................... $  2,250,138  $   372,997  $ 34,578,458  $ 62,168,476
Shares of beneficial interest issued and outstanding..........      313,360       24,038     1,202,431     2,145,232
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge).. $       7.18  $     15.52  $      28.76  $      28.98
                                                               ============  ===========  ============  ============
Class W (unlimited shares authorized):
Net assets.................................................... $  2,277,904  $ 1,910,606  $ 17,683,529  $ 54,035,833
Shares of beneficial interest issued and outstanding..........      300,289      122,918       578,302     1,745,862
Net asset value, offering and redemption price per share...... $       7.59  $     15.54  $      30.58  $      30.95
                                                               ============  ===========  ============  ============

                                                                   AIG         AIG
                                                                  Global      Income        AIG
                                                                  Trends     Explorer    Small-Cap
                                                                  Fund#        Fund        Fund
                                                               -----------  ----------- -----------
NET ASSETS REPRESENTED BY:
Paid-in capital...............................................  39,170,236   46,856,026  55,353,516
Accumulated undistributed net investment income (loss)........  (4,587,116)     143,313    (227,174)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, written options contracts,
 swap contracts and foreign exchange transactions.............      99,799      107,940   2,365,735
Unrealized appreciation (depreciation) on investments.........          --      604,104   9,386,037
Unrealized appreciation (depreciation) on futures contracts,
 written options contracts and swap contracts.................     176,039           --     (41,252)
Unrealized foreign exchange gain (loss) on other assets and
 liabilities..................................................      24,602        3,752          --
                                                               -----------  ----------- -----------
Net assets.................................................... $34,883,560  $47,715,135 $66,836,862
                                                               ===========  =========== ===========
*Cost
  Investments (unaffiliated).................................. $        --  $46,753,165 $53,055,028
                                                               ===========  =========== ===========
  Foreign cash................................................ $        --  $    40,379 $        --
                                                               ===========  =========== ===========

Class A (unlimited shares authorized):
Net assets.................................................... $31,421,905  $36,777,192 $51,586,856
Shares of beneficial interest issued and outstanding..........   2,464,309    2,347,172   2,756,120
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)................. $     12.75  $     15.67 $     18.72
Maximum sales charge (5.75% of offering price)................        0.78         0.96        1.14
                                                               -----------  ----------- -----------
Maximum offering price to public.............................. $     13.53  $     16.63 $     19.86
                                                               ===========  =========== ===========
Class C (unlimited shares authorized):
Net assets.................................................... $ 2,975,846  $ 5,229,320 $ 2,121,361
Shares of beneficial interest issued and outstanding..........     244,636      334,340     117,110
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge).. $     12.16  $     15.64 $     18.11
                                                               ===========  =========== ===========
Class W (unlimited shares authorized):
Net assets.................................................... $   485,809  $ 5,708,623 $13,128,645
Shares of beneficial interest issued and outstanding..........      37,516      364,357     694,883
Net asset value, offering and redemption price per share...... $     12.95  $     15.67 $     18.89
                                                               ===========  =========== ===========

--------
#  Consolidated (see Note 2)

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF OPERATIONS -- For the period ended April 30, 2018 -- (unaudited)

                                                                    AIG          AIG
                                              AIG       AIG       Focused      Focused       AIG        AIG
                                           Commodity    ESG        Alpha      Multi-Cap     Global     Income       AIG
                                           Strategy   Dividend   Large-Cap     Growth       Trends    Explorer   Small-Cap
                                             Fund#      Fund       Fund         Fund        Fund#       Fund       Fund
                                           ---------  --------  -----------  -----------  ---------  ----------  ---------
INVESTMENT INCOME:
Dividends (unaffiliated).................. $      --  $433,451  $ 4,493,040  $ 1,761,373  $      --  $1,096,694  $ 291,589
Interest (unaffiliated)...................   255,747       539        7,618       15,255    236,200     240,359      2,450
                                           ---------  --------  -----------  -----------  ---------  ----------  ---------
   Total investment income*...............   255,747   433,990    4,500,658    1,776,628    236,200   1,337,053    294,039
                                           ---------  --------  -----------  -----------  ---------  ----------  ---------
EXPENSES:
 Investment advisory and management fees..   233,664    99,845    3,217,662    3,027,067    237,814     225,725    302,414
 Distribution and account maintenance
   fees:
   Class A................................    59,791    43,135      884,160      806,186     53,780      56,775     85,253
   Class C................................    12,684        88      498,177      428,751     16,841      27,099      9,356
 Service fees:
   Class W................................     1,421       691       12,038       36,862        711       5,282      6,913
 Transfer agent fees and expenses:
   Class A................................    40,266    28,459      627,276      578,915     37,262      37,096     56,648
   Class C................................     3,576       833      119,266      104,481      4,788       6,629      2,943
   Class W................................     2,505     1,402       18,447       54,613      1,437       8,325     10,605
 Registration fees:
   Class A................................     1,299     3,262       14,847       13,921     12,603      13,555      6,908
   Class C................................     3,078     1,666       12,732        4,391      7,753       6,449      5,174
   Class W................................     2,847     1,672        4,517        2,923      5,681       7,768      8,449
 Custodian and accounting fees............    68,646    12,504       38,661       37,475     23,307      14,792     25,613
 Reports to shareholders..................    17,648     5,652      119,799      103,742     15,774      18,189     16,407
 Audit and tax fees.......................    26,810    34,785        9,812        9,800     23,159      22,290      8,288
 Legal fees...............................     9,939     6,737       10,603       11,008     11,536      10,065      7,889
 Trustees' fees and expenses..............       925       615       15,403       14,277        856       1,075      1,388
 Deferred offering costs..................        --    10,954           --           --         --          --         --
 Interest expense.........................        --        --        1,358        2,065        987         217         --
 Other expenses...........................    10,724     8,660       16,600       16,115      9,972      14,794     23,869
                                           ---------  --------  -----------  -----------  ---------  ----------  ---------
   Total expenses before fee waivers,
    expense reimbursements, expense
    recoupments and fees paid indirectly..   495,823   260,960    5,621,358    5,252,592    464,261     476,125    578,117
   Fees waived and expenses reimbursed
    by investment advisor (see Note 4)....  (154,464)  (94,242)       1,389           --   (124,543)    (77,260)   (60,546)
   Fees paid indirectly (see Note 9)......        --        --       (6,145)     (16,551)        --          --         --
                                           ---------  --------  -----------  -----------  ---------  ----------  ---------
   Net expenses...........................   341,359   166,718    5,616,602    5,236,041    339,718     398,865    517,571
                                           ---------  --------  -----------  -----------  ---------  ----------  ---------
Net investment income (loss)..............   (85,612)  267,272   (1,115,944)  (3,459,413)  (103,518)    938,188   (223,532)
                                           ---------  --------  -----------  -----------  ---------  ----------  ---------

--------
#  Consolidated (see Note 2)

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF OPERATIONS -- For the period ended April 30, 2018 -- (unaudited) (continued)

                                                                                                  AIG           AIG
                                                                        AIG         AIG         Focused       Focused
                                                                     Commodity      ESG          Alpha       Multi-Cap
                                                                     Strategy     Dividend     Large-Cap      Growth
                                                                       Fund#        Fund         Fund          Fund
                                                                    ----------  -----------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments (unaffiliated)...................................... $  (45,362) $ 1,706,407  $ 71,976,196  $ 95,859,195
   Futures contracts...............................................  1,702,446           --            --            --
   Forward contracts...............................................         --           --            --            --
   Swap contracts..................................................    637,214           --            --            --
   Written options contracts.......................................     (9,775)          --            --            --
Net realized foreign exchange gain (loss) on other assets and
 liabilities.......................................................         (8)          --         1,680            --
                                                                    ----------  -----------  ------------  ------------
Net realized gain (loss) on investments and foreign currencies.....  2,284,515    1,706,407    71,977,876    95,859,195
                                                                    ----------  -----------  ------------  ------------
Change in unrealized appreciation (depreciation) on:
   Investments (unaffiliated)......................................     81,165   (1,734,944)  (50,236,411)  (63,955,398)
   Futures contracts...............................................   (231,539)          --            --            --
   Forward contracts...............................................         --           --            --            --
   Swap contracts..................................................     (5,206)          --            --            --
   Written options contracts.......................................      1,080           --            --            --
Change in net unrealized foreign exchange gain (loss) on other
 assets and liabilities............................................         --           --            --            --
                                                                    ----------  -----------  ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies...   (154,500)  (1,734,944)  (50,236,411)  (63,955,398)
                                                                    ----------  -----------  ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies........................................................  2,130,015      (28,537)   21,741,465    31,903,797
                                                                    ----------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $2,044,403  $   238,735  $ 20,625,521  $ 28,444,384
                                                                    ==========  ===========  ============  ============
*Netof foreign withholding taxes on interest and dividends of...... $       --  $        --  $     71,888  $         --
                                                                    ==========  ===========  ============  ============

                                                                       AIG        AIG
                                                                      Global     Income       AIG
                                                                      Trends    Explorer   Small-Cap
                                                                      Fund#       Fund       Fund
                                                                    ---------  ---------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments (unaffiliated)...................................... $      --  $  98,372  $ 2,652,589
   Futures contracts...............................................   176,292         --       24,663
   Forward contracts...............................................   (40,889)     3,130           --
   Swap contracts..................................................        --         --           --
   Written options contracts.......................................        --         --           --
Net realized foreign exchange gain (loss) on other assets and
 liabilities.......................................................    17,216        385           --
                                                                    ---------  ---------  -----------
Net realized gain (loss) on investments and foreign currencies.....   152,619    101,887    2,677,252
                                                                    ---------  ---------  -----------
Change in unrealized appreciation (depreciation) on:
   Investments (unaffiliated)......................................        --   (421,379)  (1,062,462)
   Futures contracts...............................................  (147,009)        --      (41,252)
   Forward contracts...............................................    (6,330)     2,675
   Swap contracts..................................................        --         --           --
   Written options contracts.......................................        --         --           --
Change in net unrealized foreign exchange gain (loss) on other
 assets and liabilities............................................    10,313       (978)          --
                                                                    ---------  ---------  -----------
Net unrealized gain (loss) on investments and foreign currencies...  (143,026)  (419,682)  (1,103,714)
                                                                    ---------  ---------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies........................................................     9,593   (317,795)   1,573,538
                                                                    ---------  ---------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $ (93,925) $ 620,393  $ 1,350,006
                                                                    =========  =========  ===========
*Netof foreign withholding taxes on interest and dividends of...... $      --  $  14,637  $        22
                                                                    =========  =========  ===========

--------
#  Consolidated (see Note 2)

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF CHANGES IN NET ASSETS

                                                                           AIG Commodity
                                                                          Strategy Fund#          AIG ESG Dividend Fund
                                                                    --------------------------  -------------------------
                                                                                                               For the
                                                                       For the                    For the       period
                                                                     six months                 six months   December 16,
                                                                        ended        For the       ended        2016@
                                                                      April 30,    year ended    April 30,     through
                                                                        2018       October 31,     2018      October 31,
                                                                     (unaudited)      2017      (unaudited)      2017
                                                                    ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..................................... $    (85,612) $   (402,621) $   267,272  $   323,474
  Net realized gain (loss) on investments and foreign currencies...    2,284,515        92,916    1,706,407      132,803
  Net unrealized gain (loss) on investments and foreign
   currencies......................................................     (154,500)      682,430   (1,734,944)   1,005,085
                                                                    ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from operations....    2,044,403       372,725      238,735    1,461,362
                                                                    ------------  ------------  -----------  -----------
Distributions to shareholders from:
  Net investment income (Class A)..................................      (61,011)           --     (558,668)          --
  Net investment income (Class C)..................................           --            --       (5,464)          --
  Net investment income (Class W)..................................       (6,043)           --      (15,128)          --
  Net realized gain on investments (Class A).......................           --            --     (139,298)          --
  Net realized gain on investments (Class C).......................           --            --       (2,074)          --
  Net realized gain on investments (Class W).......................           --            --       (1,979)          --
                                                                    ------------  ------------  -----------  -----------
Total distributions to shareholders................................      (67,054)           --     (722,611)          --
                                                                    ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from capital share
 transactions (see Note 7).........................................    1,326,577    (1,616,036)   1,184,454   24,168,322
                                                                    ------------  ------------  -----------  -----------
Total increase (decrease) in net assets............................    3,303,926    (1,243,311)     700,578   25,629,684

NET ASSETS:
Beginning of period................................................   39,420,898    40,664,209   25,629,684           --
                                                                    ------------  ------------  -----------  -----------
End of period+..................................................... $ 42,724,824  $ 39,420,898  $26,330,262  $25,629,684
                                                                    ============  ============  ===========  ===========
+ Includes accumulated undistributed net investment income
 (loss)............................................................  (12,339,951)  (12,187,285)      28,466  $   340,454
                                                                    ============  ============  ===========  ===========

                                                                         AIG Focused Alpha
                                                                          Large-Cap Fund
                                                                    --------------------------

                                                                       For the
                                                                     six months
                                                                        ended        For the
                                                                      April 30,    year ended
                                                                        2018       October 31,
                                                                     (unaudited)      2017
                                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..................................... $ (1,115,944) $ (2,240,749)
  Net realized gain (loss) on investments and foreign currencies...   71,977,876    60,331,617
  Net unrealized gain (loss) on investments and foreign
   currencies......................................................  (50,236,411)  114,209,450
                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from operations....   20,625,521   172,300,318
                                                                    ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)..................................           --            --
  Net investment income (Class C)..................................           --            --
  Net investment income (Class W)..................................           --            --
  Net realized gain on investments (Class A).......................  (42,929,817)           --
  Net realized gain on investments (Class C).......................  (10,460,288)           --
  Net realized gain on investments (Class W).......................   (1,279,042)           --
                                                                    ------------  ------------
Total distributions to shareholders................................  (54,669,147)           --
                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from capital share
 transactions (see Note 7).........................................   19,249,282   (60,788,856)
                                                                    ------------  ------------
Total increase (decrease) in net assets............................  (14,794,344)  111,511,462

NET ASSETS:
Beginning of period................................................  639,288,411   527,776,949
                                                                    ------------  ------------
End of period+..................................................... $624,494,067  $639,288,411
                                                                    ============  ============
+ Includes accumulated undistributed net investment income
 (loss)............................................................   (1,115,944) $         --
                                                                    ============  ============

#  Consolidated (see Note 2)
@  Commencement of operations.

See Notes to Financial Statements

        SunAmerica Specialty Series
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                               AIG Focused Multi-Cap
                                                    Growth Fund          AIG Global Trends Fund#  AIG Income Explorer Fund
                                            --------------------------  ------------------------  ------------------------
                                               For the                    For the                   For the
                                             six months                 six months                six months
                                                ended        For the       ended       For the       ended       For the
                                              April 30,    year ended    April 30,   year ended    April 30,   year ended
                                                2018       October 31,     2018      October 31,     2018      October 31,
                                             (unaudited)      2017      (unaudited)     2017      (unaudited)     2017
                                            ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)............. $ (3,459,413) $ (5,284,184) $  (103,518) $  (442,972) $   938,188  $ 1,380,853
  Net realized gain (loss) on investments
   and foreign currencies..................   95,859,195    51,767,743      152,619    3,542,379      101,887    1,383,523
  Net unrealized gain (loss) on
   investments and foreign
   currencies..............................  (63,955,398)  110,141,740     (143,026)     607,541     (419,682)   1,045,481
                                            ------------  ------------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations.................   28,444,384   156,625,299      (93,925)   3,706,948      620,393    3,809,857
                                            ------------  ------------  -----------  -----------  -----------  -----------
Distributions to shareholders from:
  Net investment income (Class A)..........           --            --           --           --     (734,661)    (994,077)
  Net investment income (Class C)..........           --            --           --           --     (103,849)    (131,857)
  Net investment income (Class W)..........           --            --           --           --     (166,671)     (90,675)
  Net realized gain on investments
   (Class A)...............................  (37,619,171)   (5,975,560)  (2,550,384)          --      (15,063)          --
  Net realized gain on investments
   (Class C)...............................   (7,778,934)   (1,357,932)    (301,228)          --       (2,494)          --
  Net realized gain on investments
   (Class W)...............................   (3,879,281)     (426,999)     (77,777)          --       (3,801)          --
                                            ------------  ------------  -----------  -----------  -----------  -----------
Total distributions to shareholders........  (49,277,386)   (7,760,491)  (2,929,389)          --   (1,026,539)  (1,216,609)
                                            ------------  ------------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from capital share
 transactions (see Note 7).................   33,166,108   (37,654,310)   1,333,879   (5,466,547)   3,615,176   15,906,209
                                            ------------  ------------  -----------  -----------  -----------  -----------
Total increase (decrease) in net
 assets....................................   12,333,106   111,210,498   (1,689,435)  (1,759,599)   3,209,030   18,499,457

NET ASSETS:
Beginning of period........................  592,901,518   481,691,020   36,572,995   38,332,594   44,506,105   26,006,648
                                            ------------  ------------  -----------  -----------  -----------  -----------
End of period+............................. $605,234,624  $592,901,518  $34,883,560  $36,572,995  $47,715,135  $44,506,105
                                            ============  ============  ===========  ===========  ===========  ===========
+ Includes accumulated undistributed net
 investment income (loss)..................   (7,084,491) $ (3,625,078)  (4,587,116)  (4,483,598)     143,313  $   210,306
                                            ============  ============  ===========  ===========  ===========  ===========

                                               AIG Small-Cap Fund
                                            ------------------------
                                              For the
                                            six months
                                               ended       For the
                                             April 30,   year ended
                                               2018      October 31,
                                            (unaudited)     2017
                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)............. $  (223,532) $  (419,650)
  Net realized gain (loss) on investments
   and foreign currencies..................   2,677,252    6,428,333
  Net unrealized gain (loss) on
   investments and foreign
   currencies..............................  (1,103,714)   8,391,818
                                            -----------  -----------
Net increase (decrease) in net assets
 resulting from operations.................   1,350,006   14,400,501
                                            -----------  -----------
Distributions to shareholders from:
  Net investment income (Class A)..........          --           --
  Net investment income (Class C)..........          --           --
  Net investment income (Class W)..........          --           --
  Net realized gain on investments
   (Class A)...............................  (4,732,978)  (1,389,064)
  Net realized gain on investments
   (Class C)...............................    (210,588)     (29,030)
  Net realized gain on investments
   (Class W)...............................    (849,123)     (13,932)
                                            -----------  -----------
Total distributions to shareholders........  (5,792,689)  (1,432,026)
                                            -----------  -----------
Net increase (decrease) in net assets
 resulting from capital share
 transactions (see Note 7).................  12,721,661    1,698,979
                                            -----------  -----------
Total increase (decrease) in net
 assets....................................   8,278,978   14,667,454

NET ASSETS:
Beginning of period........................  58,557,884   43,890,430
                                            -----------  -----------
End of period+............................. $66,836,862  $58,557,884
                                            ===========  ===========
+ Includes accumulated undistributed net
 investment income (loss)..................    (227,174) $    (3,642)
                                            ===========  ===========

#  Consolidated (see Note 2)

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS

                                   Net gain
                                   (loss) on
                Net               investments                                              Net                  Net
               Asset                 (both               Dividends  Distributions         Asset               Assets
               Value      Net      realized   Total from  from net      from       Total  Value               end of
             beginning investment     and     investment investment net realized  Distri- end of   Total      period
Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2)    (000's)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------    -------

                                                               AIG COMMODITY STRATEGY FUND#
                                                               ----------------------------
                                                                          Class A
                                                                          -------
 10/31/13      $8.72     $(0.08)    $(0.75)     $(0.83)    $   --        $--      $   --  $7.89    (9.52)%    $65,418
 10/31/14       7.89      (0.07)     (0.08)      (0.15)        --         --          --   7.74    (1.90)(6)   45,829
 10/31/15       7.74      (0.09)     (0.25)      (0.34)        --         --          --   7.40    (4.39)      35,472
 10/31/16       7.40      (0.10)     (0.22)      (0.32)        --         --          --   7.08    (4.32)      35,228
 10/31/17       7.08      (0.07)      0.12        0.05         --         --          --   7.13     0.71       35,015
 04/30/18##     7.13      (0.01)      0.38        0.37      (0.01)        --       (0.01)  7.49     5.25       38,197
                                                                          Class C
                                                                          -------
 10/31/13      $8.63     $(0.13)    $(0.73)     $(0.86)    $   --        $--      $   --  $7.77    (9.97)%(5) $14,198
 10/31/14       7.77      (0.13)     (0.06)      (0.19)        --         --          --   7.58    (2.45)(6)    9,153
 10/31/15       7.58      (0.13)     (0.25)      (0.38)        --         --          --   7.20    (5.01)       5,272
 10/31/16       7.20      (0.14)     (0.22)      (0.36)        --         --          --   6.84    (5.00)       3,478
 10/31/17       6.84      (0.11)      0.12        0.01         --         --          --   6.85     0.15        2,755
 04/30/18##     6.85      (0.04)      0.37        0.33         --         --          --   7.18     4.82        2,250
                                                                          Class W
                                                                          -------
 10/31/13      $8.74     $(0.06)    $(0.74)     $(0.80)    $   --        $--      $   --  $7.94    (9.15)%(5) $ 9,066
 10/31/14       7.94      (0.06)     (0.08)      (0.14)        --         --          --   7.80    (1.76)(6)    9,977
 10/31/15       7.80      (0.07)     (0.26)      (0.33)        --         --          --   7.47    (4.23)       2,979
 10/31/16       7.47      (0.09)     (0.21)      (0.30)        --         --          --   7.17    (4.02)       1,958
 10/31/17       7.17      (0.06)      0.12        0.06         --         --          --   7.23     0.84        1,651
 04/30/18##     7.23      (0.01)      0.40        0.39      (0.03)        --       (0.03)  7.59     5.38        2,278

                  Ratio
                 of net
  Ratio of     investment
  expenses      income to
 to average      average    Portfolio
net assets(3) net assets(3) Turnover
------------- ------------- ---------





    1.72%         (0.94)%      57%
    1.72          (0.91)       16
    1.72          (1.12)       54
    1.72          (1.40)       50
    1.73          (0.98)       49
    1.72@         (0.41)@       1


    2.30%(4)      (1.52)%      57%
    2.37          (1.56)       16
    2.37          (1.77)       54
    2.37          (2.06)       50
    2.38          (1.65)       49
    2.37@         (1.07)@       1


    1.43%(4)      (0.63)%      57%
    1.52          (0.73)       16
    1.52          (0.91)       54
    1.52          (1.21)       50
    1.53          (0.79)       49
    1.52@         (0.19)@       1

--------
#  Consolidated (see Note 2)
@  Annualized
## Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/13 10/31/14 10/31/15 10/31/16 10/31/17 04/30/18@##
                                         -------- -------- -------- -------- -------- -----------
Commodity Strategy Fund Class A.........   0.42%    0.49%    0.82%    0.85%    0.92%     0.76%
Commodity Strategy Fund Class C.........   0.53     0.59     0.92     1.21     1.25      1.05
Commodity Strategy Fund Class W.........   0.56     0.65     0.84     1.48     1.52      1.08

(4)Includes a reimbursement of expenses from a prior year of 0.07% and 0.09% for Class C and Class W, respectively.
(5)The Fund's performance figure was increased by 0.11% and 0.23% for Class C and Class W, respectively, for a reimbursement of expenses from a prior year.
(6)The Fund's performance figure was increased by 0.69% for Class A, Class C and Class W, from a reimbursement by an affiliate.

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net               Net
               Asset                 (both               Dividends  Distributions         Asset            Assets
               Value      Net      realized   Total from  from net      from       Total  Value            end of
             beginning investment     and     investment investment net realized  Distri- end of   Total   period
Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------

                                                                    AIG ESG DIVIDEND FUND
                                                                    ---------------------
                                                                           Class A
                                                                           -------
 12/16/16@-
 10/31/17     $15.00     $0.25       $0.56      $0.81      $   --      $   --     $   --  $15.81   5.40%   $24,913
 04/30/18#     15.81      0.16        0.02       0.18       (0.36)      (0.09)     (0.45)  15.54   1.04     24,047
                                                                           Class C
                                                                           -------
 12/16/16@-
 10/31/17     $15.00     $0.16       $0.56      $0.72      $   --      $   --     $   --  $15.72   4.80%   $   365
 04/30/18#     15.72      0.11        0.01       0.12       (0.23)      (0.09)     (0.32)  15.52   0.72        373
                                                                           Class W
                                                                           -------
 12/16/16@-
 10/31/17     $15.00     $0.28       $0.56      $0.84      $   --      $   --     $   --  $15.84   5.60%   $   352
 04/30/18#     15.84      0.14        0.04       0.18       (0.39)      (0.09)     (0.48)  15.54   1.09      1,911

                      Ratio
                      of net
    Ratio of        investment
    expenses        income to
   to average        average      Portfolio
net assets(3)(4) net assets(3)(4) Turnover
---------------- ---------------- ---------






      1.25%            1.92%         18%
      1.25             2.02          41



      1.90%            1.22%         18%
      1.90             1.37          41



      1.05%            2.06%         18%
      1.05             2.06          41

--------
@  Commencement of operations.
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized.
(4)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                                10/31/17(3) 04/30/18#(3)
                                                ----------- ------------
       ESG Dividend Fund Class A...............    1.25%        0.69%
       ESG Dividend Fund Class C...............    4.56         0.81
       ESG Dividend Fund Class W...............    5.15         1.21

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net               Net
               Asset      Net        (both               Dividends  Distributions         Asset            Assets     Ratio of
               Value   investment  realized   Total from  from net    from net     Total  Value            end of     expenses
             beginning   income       and     investment investment   realized    Distri- end of   Total   period    to average
Period Ended of period (loss)(1)  unrealized) operations   income       gains     butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                             AIG FOCUSED ALPHA LARGE-CAP FUND
                                                             --------------------------------
                                                                         Class A
                                                                         -------
 10/31/13     $19.25     $(0.08)    $ 6.06(4)   $ 5.98      $--        $(0.86)    $(0.86) $24.37   32.50%  $521,938     1.72%(6)
 10/31/14      24.37      (0.12)      4.47        4.35       --         (1.27)     (1.27)  27.45   18.66    525,359     1.66(6)
 10/31/15      27.45      (0.11)      0.86        0.75       --         (1.64)     (1.64)  26.56    2.98    495,598     1.66
 10/31/16      26.56      (0.11)     (0.14)      (0.25)      --         (2.61)     (2.61)  23.70   (0.91)   413,090     1.67
 10/31/17      23.70      (0.07)      8.28        8.21       --            --         --   31.91   34.64    505,796     1.65
 04/30/18@     31.91      (0.04)      1.05        1.01       --         (2.73)     (2.73)  30.19    3.25    572,232     1.65#
                                                                         Class C
                                                                         -------
 10/31/13     $19.17     $(0.19)    $ 5.99(4)   $ 5.80      $--        $(0.86)    $(0.86) $24.11   31.66%  $118,963     2.37%(6)
 10/31/14      24.11      (0.28)      4.40        4.12       --         (1.27)     (1.27)  26.96   17.87    126,687     2.32(6)
 10/31/15      26.96      (0.28)      0.85        0.57       --         (1.64)     (1.64)  25.89    2.33    123,641     2.31
 10/31/16      25.89      (0.26)     (0.14)      (0.40)      --         (2.61)     (2.61)  22.88   (1.58)   106,319     2.32
 10/31/17      22.88      (0.24)      7.97        7.73       --            --         --   30.61   33.78    118,151     2.30
 04/30/18@     30.61      (0.13)      1.01        0.88       --         (2.73)     (2.73)  28.76    2.95     34,578     2.30#
                                                                         Class W
                                                                         -------
 10/31/13     $19.29     $(0.07)    $ 6.12(4)   $ 6.05      $--        $(0.86)    $(0.86) $24.48   32.80%  $  2,490     1.52%(6)
 10/31/14      24.48      (0.08)      4.48        4.40       --         (1.27)     (1.27)  27.61   18.78      8,109     1.52(6)
 10/31/15      27.61      (0.08)      0.88        0.80       --         (1.64)     (1.64)  26.77    3.15     16,475     1.52(6)
 10/31/16      26.77      (0.08)     (0.15)      (0.23)      --         (2.61)     (2.61)  23.93   (0.82)     8,368     1.52(6)
 10/31/17      23.93      (0.05)      8.39        8.34       --            --         --   32.27   34.85     15,342     1.52(6)
 04/30/18@     32.27      (0.02)      1.06        1.04       --         (2.73)     (2.73)  30.58    3.31     17,684     1.52(6)#

    Ratio
   of net
 investment
   income
  (loss) to
   average    Portfolio
net assets(3) Turnover
------------- ---------





 (0.38)%(6)      124%(5)
 (0.46)(6)        57
 (0.43)           82
 (0.47)           38
 (0.26)           68
 (0.27)#          25


 (1.04)%(6)      124%(5)
 (1.12)(6)        57
 (1.08)           82
 (1.12)           38
 (0.91)           68
 (0.80)#          25


 (0.32)%(6)      124%(5)
 (0.31)(6)        57
 (0.29)(6)        82
 (0.31)(6)        38
 (0.18)(6)        68
 (0.15)(6)#       25

--------
#  Annualized
@  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                     10/31/13 10/31/14 10/31/15 10/31/16 10/31/17 04/30/18#@
                                     -------- -------- -------- -------- -------- ----------
Focused Alpha Large-Cap Fund Class A   0.00%    0.00%    0.00%    0.00%    0.00%     0.00%
Focused Alpha Large-Cap Fund
 Class C............................   0.00     0.00     0.00     0.00     0.00      0.00
Focused Alpha Large-Cap Fund
 Class W............................   0.00     0.00     0.00     0.00     0.00      0.00

(4)Includes the effect of a merger.
(5)Excludes purchases/sales due to fund merger.
(6)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                               10/31/13 10/31/14 10/31/15 10/31/16 10/31/17 04/30/18#@
                               -------- -------- -------- -------- -------- ----------
Focused Alpha Large-Cap Fund
 Class A......................   0.00%   (0.01)%    -- %     -- %     -- %      -- %
Focused Alpha Large-Cap Fund
 Class C......................   0.03    (0.02)      --       --       --        --
Focused Alpha Large-Cap Fund
 Class W......................   1.13     0.13     0.02     0.08     0.01     (0.02)

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net               Net
               Asset      Net        (both               Dividends  Distributions         Asset            Assets     Ratio of
               Value   investment  realized   Total from  from net    from net     Total  Value            end of     expenses
             beginning   income       and     investment investment   realized    Distri- end of   Total   period    to average
Period Ended of period (loss)(1)  unrealized) operations   income       gains     butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                             AIG FOCUSED MULTI-CAP GROWTH FUND
                                                             ---------------------------------
                                                                          Class A
                                                                          -------
 10/31/13     $21.52     $(0.19)     $5.95(4)   $5.76       $--        $(2.50)    $(2.50) $24.78   30.45%  $418,071     1.71%(6)
 10/31/14      24.78      (0.28)      3.77       3.49        --         (1.05)     (1.05)  27.22   14.70    462,483     1.65
 10/31/15      27.22      (0.26)      0.73       0.47        --         (0.84)     (0.84)  26.85    1.87    441,345     1.67
 10/31/16      26.85      (0.25)      0.43       0.18        --         (3.27)     (3.27)  23.76    0.75    369,683     1.68
 10/31/17      23.76      (0.25)      8.52       8.27        --         (0.39)     (0.39)  31.64   35.38    456,940     1.66
 04/30/18@     31.64      (0.16)      1.64       1.48        --         (2.61)     (2.61)  30.51    5.00    489,030     1.66#
                                                                          Class C
                                                                          -------
 10/31/13     $21.42     $(0.33)     $5.91(4)   $5.58       $--        $(2.50)    $(2.50) $24.50   29.66%  $ 72,132     2.37%(6)
 10/31/14      24.50      (0.45)      3.71       3.26        --         (1.05)     (1.05)  26.71   13.90    103,900     2.37(6)
 10/31/15      26.71      (0.43)      0.71       0.28        --         (0.84)     (0.84)  26.15    1.17     99,519     2.33(6)
 10/31/16      26.15      (0.39)      0.41       0.02        --         (3.27)     (3.27)  22.90    0.09     81,943     2.33
 10/31/17      22.90      (0.41)      8.17       7.76        --         (0.39)     (0.39)  30.27   34.47     90,491     2.32
 04/30/18@     30.27      (0.26)      1.58       1.32        --         (2.61)     (2.61)  28.98    4.67     62,168     2.31#
                                                                          Class W
                                                                          -------
 10/31/13     $21.55     $(0.18)     $6.01(4)   $5.83       $--        $(2.50)    $(2.50) $24.88   30.76%  $ 30,710     1.52%(6)
 10/31/14      24.88      (0.24)      3.78       3.54        --         (1.05)     (1.05)  27.37   14.85     54,920     1.50(6)
 10/31/15      27.37      (0.21)      0.73       0.52        --         (0.84)     (0.84)  27.05    2.05     56,840     1.47
 10/31/16      27.05      (0.21)      0.43       0.22        --         (3.27)     (3.27)  24.00    0.91     30,065     1.51
 10/31/17      24.00      (0.20)      8.62       8.42        --         (0.39)     (0.39)  32.03   35.65     45,470     1.48
 04/30/18@     32.03      (0.13)      1.66       1.53        --         (2.61)     (2.61)  30.95    5.10     54,036     1.45#

    Ratio
   of net
 investment
   income
  (loss) to
   average     Portfolio
net assets(3)  Turnover
-------------  ---------





    (0.87)%(6)    107%(5)
    (1.10)         65
    (0.97)        103
    (1.07)         29
    (0.93)         66
    (1.07)#        42


    (1.58)%(6)    107%(5)
    (1.82)(6)      65
    (1.64)(6)     103
    (1.72)         29
    (1.59)         66
    (1.71)#        42


    (0.85)%(6)    107%(5)
    (0.98)(6)      65
    (0.78)        103
    (0.86)         29
    (0.75)         66
    (0.86)#        42

--------
#  Annualized
@  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                    10/31/13 10/31/14 10/31/15 10/31/16 10/31/17 04/30/18#@
                                    -------- -------- -------- -------- -------- ----------
Focused Multi-Cap Fund Class A.....   0.00%    0.00%    0.00%    0.00%    0.00%     0.01%
Focused Multi-Cap Fund Class C.....   0.00     0.00     0.00     0.00     0.00      0.01
Focused Multi-Cap Fund Class W.....   0.00     0.00     0.00     0.00     0.00      0.01

(4)Includes the effect of a merger.
(5)Excludes purchases/sales due to fund merger.
(6)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                             10/31/13 10/31/14 10/31/15
                                             -------- -------- --------
         Focused Multi-Cap Fund Class A.....  (0.01)%    -- %     -- %
         Focused Multi-Cap Fund Class C.....   0.03    (0.03)   (0.00)
         Focused Multi-Cap Fund Class W.....   0.01    (0.05)      --

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net                    Net
               Asset                 (both               Dividends  Distributions         Asset                 Assets
               Value      Net      realized   Total from  from net      from       Total  Value                 end of
             beginning investment     and     investment investment net realized  Distri- end of    Total       period
Period Ended of period income(1)  unrealized) operations   income       gains     butions period  Return(2)     (000's)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------      -------

                                                                   AIG GLOBAL TRENDS FUND#
                                                                   -----------------------
                                                                           Class A
                                                                           -------
 10/31/13     $14.47     $(0.27)    $ 1.03      $ 0.76      $--        $   --     $   --  $15.23    5.25%(4)(6) $66,702
 10/31/14      15.23      (0.26)      0.06       (0.20)      --         (1.49)     (1.49)  13.54   (1.39)        35,293
 10/31/15      13.54      (0.25)      0.44        0.19       --         (0.20)     (0.20)  13.53    1.42         31,504
 10/31/16      13.53      (0.20)     (0.26)      (0.46)      --         (0.50)     (0.50)  12.57   (3.42)        32,309
 10/31/17      12.57      (0.15)      1.49        1.34       --            --         --   13.91   10.66         31,860
 04/30/18##    13.91      (0.03)     (0.01)      (0.04)      --         (1.12)     (1.12)  12.75   (0.31)        31,422
                                                                           Class C
                                                                           -------
 10/31/13     $14.39     $(0.37)    $ 1.03      $ 0.66      $--        $   --     $   --  $15.05    4.59%(4)    $23,535
 10/31/14      15.05      (0.35)      0.07       (0.28)      --         (1.49)     (1.49)  13.28   (1.99)        11,428
 10/31/15      13.28      (0.33)      0.43        0.10       --         (0.20)     (0.20)  13.18    0.77          7,984
 10/31/16      13.18      (0.29)     (0.24)      (0.53)      --         (0.50)     (0.50)  12.15   (4.06)         4,597
 10/31/17      12.15      (0.23)      1.44        1.21       --            --         --   13.36    9.96          3,720
 04/30/18##    13.36      (0.08)     (0.00)      (0.08)      --         (1.12)     (1.12)  12.16   (0.64)         2,976
                                                                           Class W
                                                                           -------
 10/31/13     $14.49     $(0.24)    $ 1.04      $ 0.80      $--        $   --     $   --  $15.29    5.52%(4)(6) $10,668
 10/31/14      15.29      (0.23)      0.07       (0.16)      --         (1.49)     (1.49)  13.64   (1.09)         6,755
 10/31/15      13.64      (0.23)      0.44        0.21       --         (0.20)     (0.20)  13.65    1.56          2,717
 10/31/16      13.65      (0.18)     (0.26)      (0.44)      --         (0.50)     (0.50)  12.71   (3.24)         1,427
 10/31/17      12.71      (0.13)      1.52        1.39       --            --         --   14.10   10.94            993
 04/30/18##    14.10      (0.02)     (0.01)      (0.03)      --         (1.12)     (1.12)  12.95   (0.22)           486

                  Ratio
                 of net
  Ratio of     investment
  expenses      income to
 to average      average    Portfolio
net assets(3) net assets(3) Turnover
------------- ------------- ---------





    1.85%         (1.74)%       0%
    1.86          (1.82)        0
    1.86          (1.79)        0
    1.86          (1.59)        0
    1.86          (1.13)        0
    1.86@         (0.53)@       0


    2.48%(5)      (2.38)%       0%
    2.51          (2.47)        0
    2.51          (2.44)        0
    2.51          (2.25)        0
    2.51          (1.80)        0
    2.51@         (1.19)@       0


    1.60%(5)      (1.48)%       0%
    1.66          (1.62)        0
    1.66          (1.59)        0
    1.66          (1.40)        0
    1.67          (0.96)        0
    1.66@         (0.33)@       0

--------
#  Consolidated (see Note 2)
@  Annualized
## Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/13 10/31/14 10/31/15 10/31/16 10/31/17 04/30/18@##
                                         -------- -------- -------- -------- -------- -----------
Global Trends Fund Class A..............   0.28%    0.47%    0.58%    0.58%    0.74%     0.63%
Global Trends Fund Class C..............   0.25     0.43     0.66     0.79     0.93      1.07
Global Trends Fund Class W..............   0.26     0.47     0.84     1.22     1.59      1.83

(4)The Fund's performance figure was increased by 0.35% for Class A, Class C and Class W, from a reimbursement by an affiliate.
(5)Includes a reimbursement of expenses from a prior year of 0.01% and 0.02% for Class C and Class W, respectively.
(6)The Fund's performance figure was increased by 0.07% for Class A and Class W for a reimbursement of expenses from a prior year.

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net                Net
               Asset                 (both               Dividends  Distributions         Asset             Assets    Ratio of
               Value      Net      realized   Total from  from net      from       Total  Value             end of    expenses
             beginning investment     and     investment investment net realized  Distri- end of   Total    period   to average
Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2)  (000's) net assets(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------  ------- -------------

                                                                AIG INCOME EXPLORER FUND
                                                                ------------------------
                                                                         Class A
                                                                         -------
 07/02/13@-
 10/31/13     $15.00     $0.20      $ 0.55      $ 0.75     $(0.19)     $   --     $(0.19) $15.56    5.03%   $21,475     1.72%(3)
 10/31/14      15.56      0.72        0.39        1.11      (0.71)         --      (0.71)  15.96    7.28     23,620     1.72
 10/31/15      15.96      0.70       (1.39)      (0.69)     (0.71)      (0.64)     (1.35)  13.92   (4.38)    20,062     1.72
 10/31/16      13.92      0.62        0.60        1.22      (0.64)         --      (0.64)  14.50    9.10     22,195     1.72
 10/31/17      14.50      0.65        1.23        1.88      (0.57)         --      (0.57)  15.81   13.21(5)  31,625     1.72
 04/30/18+     15.81      0.32       (0.10)       0.22      (0.35)      (0.01)     (0.36)  15.67    1.41     36,777     1.72(3)
                                                                         Class C
                                                                         -------
 07/02/13@-
 10/31/13     $15.00     $0.17      $ 0.55      $ 0.72     $(0.16)     $   --     $(0.16) $15.56    4.81%   $   190     2.37%(3)
 10/31/14      15.56      0.52        0.49        1.01      (0.63)         --      (0.63)  15.94    6.58      2,860     2.37
 10/31/15      15.94      0.60       (1.38)      (0.78)     (0.62)      (0.64)     (1.26)  13.90   (5.00)     3,110     2.37
 10/31/16      13.90      0.52        0.61        1.13      (0.55)         --      (0.55)  14.48    8.42      3,307     2.37
 10/31/17      14.48      0.55        1.22        1.77      (0.47)         --      (0.47)  15.78   12.43(5)   4,954     2.37
 04/30/18+     15.78      0.28       (0.11)       0.17      (0.30)      (0.01)     (0.31)  15.64    1.09      5,229     2.37(3)
                                                                         Class W
                                                                         -------
 07/02/13@-
 10/31/13     $15.00     $0.22      $ 0.54      $ 0.76     $(0.20)     $   --     $(0.20) $15.56    5.10%   $   105     1.52%(3)
 10/31/14      15.56      0.65        0.49        1.14      (0.74)         --      (0.74)  15.96    7.51        502     1.52
 10/31/15      15.96      0.73       (1.40)      (0.67)     (0.74)      (0.64)     (1.38)  13.91   (4.26)       410     1.52
 10/31/16      13.91      0.63        0.63        1.26      (0.67)         --      (0.67)  14.50    9.38        505     1.52
 10/31/17      14.50      0.54        1.37        1.91      (0.60)         --      (0.60)  15.81   13.44(5)   7,927     1.52
 04/30/18+     15.81      0.34       (0.10)       0.24      (0.37)      (0.01)     (0.38)  15.67    1.51      5,709     1.52(3)

    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(4) Turnover
------------- ---------






    4.22%(3)     13%
    4.55         51
    4.76         50
    4.42         54
    4.30         49
    4.20(3)      20



    3.39%(3)     13%
    3.53         51
    4.11         50
    3.75         54
    3.65         49
    3.59(3)      20



    4.36%(3)     13%
    4.37         51
    4.92         50
    4.65         54
    3.95         49
    4.39(3)      20

--------
@  Commencement of operations.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized.
(4)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/13(3) 10/31/14 10/31/15 10/31/16 10/31/17 04/30/18+(3)
                                         ----------- -------- -------- -------- -------- ------------
Income Explorer Fund Class A............     3.80%     0.40%    0.42%    0.52%    0.40%      0.30%
Income Explorer Fund Class C............    44.66      0.82     0.75     0.97     0.56       0.47
Income Explorer Fund Class W............    53.79      3.71     2.94     4.00     0.71       0.44

(5)The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

        SunAmerica Specialty Series
        FINANCIAL HIGHLIGHTS -- (continued)

                                   Net gain
                                   (loss) on
                Net               investments                                              Net               Net
               Asset                 (both               Dividends  Distributions         Asset            Assets    Ratio of
               Value      Net      realized   Total from  from net      from       Total  Value            end of    expenses
             beginning investment     and     investment investment net realized  Distri- end of   Total   period   to average
Period Ended of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's) net assets(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                   AIG SMALL-CAP FUND
                                                                   ------------------
                                                                         Class A
                                                                         -------
 02/06/14@-
 10/31/14     $15.00     $(0.08)     $0.57      $0.49       $--        $   --     $   --  $15.49    3.27%  $50,123     1.72%(3)
 10/31/15      15.49      (0.13)      1.06       0.93        --            --         --   16.42    6.00    51,789     1.72
 10/31/16      16.42      (0.10)      0.75       0.65        --         (1.32)     (1.32)  15.75    4.61    42,739     1.72
 10/31/17      15.75      (0.14)      5.22       5.08        --         (0.52)     (0.52)  20.31   32.76    48,384     1.72
 04/30/18+     20.31      (0.07)      0.48       0.41        --         (2.00)     (2.00)  18.72    2.30    51,587     1.72(3)
                                                                         Class C
                                                                         -------
 02/06/14@-
 10/31/14     $15.00     $(0.15)     $0.56      $0.41       $--        $   --     $   --  $15.41    2.73%  $   256     2.37%(3)
 10/31/15      15.41      (0.23)      1.06       0.83        --            --         --   16.24    5.39       541     2.37
 10/31/16      16.24      (0.19)      0.72       0.53        --         (1.32)     (1.32)  15.45    3.87       811     2.37
 10/31/17      15.45      (0.26)      5.11       4.85        --         (0.52)     (0.52)  19.78   31.89     1,944     2.37
 04/30/18+     19.78      (0.13)      0.46       0.33        --         (2.00)     (2.00)  18.11    1.93     2,121     2.37(3)
                                                                         Class W
                                                                         -------
 02/06/14@-
 10/31/14     $15.00     $(0.06)     $0.57      $0.51       $--        $   --     $   --  $15.51    3.40%  $   113     1.52%(3)
 10/31/15      15.51      (0.10)      1.07       0.97        --            --         --   16.48    6.25       110     1.52
 10/31/16      16.48      (0.07)      0.75       0.68        --         (1.32)     (1.32)  15.84    4.79       341     1.52
 10/31/17      15.84      (0.12)      5.26       5.14        --         (0.52)     (0.52)  20.46   32.96     8,230     1.52
 04/30/18+     20.46      (0.05)      0.48       0.43        --         (2.00)     (2.00)  18.89    2.39    13,129     1.52(3)

    Ratio
   of net
 investment
  income to
   average     Portfolio
net assets(4)  Turnover
-------------  ---------






    (0.76)%(3)    61%
    (0.79)        88
    (0.66)        67
    (0.79)        65
    (0.74)(3)     28



    (1.46)%(3)    61%
    (1.47)        88
    (1.33)        67
    (1.48)        65
    (1.39)(3)     28



    (0.57)%(3)    61%
    (0.59)        88
    (0.47)        67
    (0.70)        65
    (0.58)(3)     28

--------
@  Commencement of operations.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized.
(4)Net of following expense reimbursements, waivers and (recoupments), if applicable (based on average net assets):

                                         10/31/14(3) 10/31/15 10/31/16 10/31/17 04/30/18+(3)
                                         ----------- -------- -------- -------- ------------
Small Cap Fund Class A..................     0.26%     0.33%    0.26%    0.29%      0.16%
Small Cap Fund Class C..................    12.36      4.32     2.27     0.96       0.62
Small Cap Fund Class W..................    18.46     13.86     5.01     0.50       0.31

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund CONSOLIDATED PORTFOLIO PROFILE -- April 30, 2018@ -- (unaudited)

Industry Allocation*

     Repurchase Agreements.........................................  64.6%
     U.S. Government Agencies......................................  16.7
     U.S. Government Treasuries....................................   5.7
     United States Treasury Notes..................................   5.4
     Investment Companies..........................................   1.2
     Federal Farm Credit Bank......................................   0.9
     Options Purchased.............................................   0.1
                                                                    -----
     Total Investments.............................................  94.6
     Other assets less liabilities (including futures, options and
      swap contracts)..............................................   5.4
                                                                    -----
     Net Assets.................................................... 100.0%
                                                                    =====

--------
* Calculated as a percentage of net assets

Credit Quality+**

                                  Aaa. 100.0%
                                       =====

--------
@ Consolidated (See Note 2)
+ Source: Moody's
** Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund
        CONSOLIDATED PORTFOLIO OF INVESTMENTS -- April 30, 2018@ -- (unaudited)

                                                       Shares/
                                                      Principal    Value
                  Security Description                 Amount     (Note 3)
     ---------------------------------------------------------------------
     U.S. GOVERNMENT AGENCIES -- 0.9%
     Federal Farm Credit Bank FRS -- 0.9%
       1.70% (1 USFREF + 0.00%)
        due 08/08/2019............................... $  200,000 $  199,993
       1.92% (1 ML+0.02%)
        due 05/17/2018...............................    200,000    200,017
                                                                 ----------
     Total U.S. Government Agencies
        (cost $400,018)..............................               400,010
                                                                 ----------
     U.S. GOVERNMENT TREASURIES -- 5.4%
     United States Treasury Notes FRS -- 5.4%
       1.89% (3 UTBMM + 0.05%)
        due 10/31/2019...............................  1,500,000  1,500,954
       1.90% (3 UTBMM + 0.06%)
        due 07/31/2019...............................    200,000    200,244
       1.91% (3 UTBMM + 0.07%)
        due 04/30/2019...............................    600,000    600,705
                                                                 ----------
     Total U.S. Government Treasuries
        (cost $2,300,096)............................             2,301,903
                                                                 ----------
     COMMON STOCKS -- 1.3%
     Investment Companies -- 1.2%
       Uranium Participation Corp.+(1)
        (cost $620,997)..............................    164,995    498,602
                                                                 ----------
     OPTIONS - PURCHASED -- 0.1%
       Exchange Traded Purchased Call Options(1)(2)
        (cost $ 38,590)..............................         90     62,970
                                                                 ----------
     Total Long-Term Investment Securities
        (cost $3,359,701)............................             3,263,485
                                                                 ----------
     SHORT-TERM INVESTMENT SECURITIES -- 22.4%
     U.S. Government Agencies -- 16.7%
       Federal Home Loan Bank
        1.66% due 05/18/2018.........................    300,000    299,759
        1.66% due 05/23/2018.........................    300,000    299,688
        1.67% due 05/17/2018.........................    700,000    699,471
        1.71% due 05/25/2018.........................    278,000    277,685
        1.71% due 06/08/2018.........................    400,000    399,270
        1.73% due 05/23/2018.........................    292,000    291,697
        1.74% due 06/13/2018.........................    600,000    598,760
        1.75% due 05/16/2018.........................    200,000    199,858
        1.76% due 05/09/2018.........................    300,000    299,887
        1.77% due 05/09/2018.........................    250,000    249,905
        1.78% due 05/16/2018.........................    450,000    449,682
        1.78% due 05/21/2018.........................    450,000    449,575
        1.83% due 06/20/2018.........................    450,000    448,919
       Federal Home Loan Bank FRS
        1.53% (3 ML - 0.25%)
        due 05/02/2018...............................    300,000    300,002
        1.74% (1 ML - 0.14%)
         due 07/05/2018..............................    300,000    299,992
        1.76% (1 ML - 0.15%)
         due 11/01/2018..............................    150,000    149,967
        1.77% (1 ML - 0.13%)
         due 10/24/2018..............................    700,000    699,910
        1.78% (1 ML - 0.13%)
         due 10/30/2018..............................    700,000    699,896
                                                                 ----------
                                                                  7,113,923
                                                                 ----------

                                                   Principal    Value
                Security Description                Amount     (Note 3)
      ------------------------------------------------------------------
      U.S. Government Treasuries -- 5.7%
        United States Treasury Bills
         1.51% due 05/10/2018.................... $1,000,000  $   999,616
         1.64% due 05/31/2018....................    300,000      299,586
         1.67% due 06/07/2018....................    300,000      299,495
         1.68% due 06/14/2018....................    500,000      498,993
         1.96% due 09/20/2018....................    350,000      347,368
                                                              -----------
                                                                2,445,058
                                                              -----------
      Total Short-Term Investment Securities
         (cost $9,559,170).......................               9,558,981
                                                              -----------
      REPURCHASE AGREEMENTS -- 64.6%
        Bank of America Securities LLC Joint
         Repurchase Agreement(3).................  1,225,000    1,225,000
        Bank of America Securities LLC Joint
         Repurchase Agreement(1)(3)..............    280,000      280,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(3)............................  4,095,000    4,095,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(1)(3).........................    935,000      935,000
        BNP Paribas SA Joint Repurchase
         Agreement(3)............................  6,960,000    6,960,000
        BNP Paribas SA Joint Repurchase
         Agreement(1)(3).........................  1,590,000    1,590,000
        Deutsche Bank AG Joint Repurchase
         Agreement(3)............................  2,135,000    2,135,000
        Deutsche Bank AG Joint Repurchase
         Agreement(1)(3).........................    485,000      485,000
        RBS Securities, Inc. Joint Repurchase
         Agreement(3)............................  8,035,000    8,035,000
        RBS Securities, Inc. Joint Repurchase
         Agreement(1)(3).........................  1,845,000    1,845,000
                                                              -----------
      Total Repurchase Agreements
         (cost $27,585,000)......................              27,585,000
                                                              -----------
      TOTAL INVESTMENTS
         (cost $40,503,871)(4)...................       94.6%  40,407,466
      Other assets less liabilities..............        5.4    2,317,358
                                                  ----------  -----------
      NET ASSETS                                       100.0% $42,724,824
                                                  ==========  ===========

--------
@  Consolidated (see Note 2)
+  Non-income producing security
(1)The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)Call Options -- Purchased

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund
        CONSOLIDATED PORTFOLIO OF INVESTMENTS -- April 30, 2018@ -- (unaudited) (continued)


Exchange Traded Purchased Call Options(a)
-------------------------------------------------------------------------------------------------------------
                                                                                     Value at    Unrealized
                                       Expiration Strike  No. of   Notional Premiums April 30,  Appreciation
      Issue           Counterparty       Month    Price  Contracts Amount*    Paid     2018    (Depreciation)
----------------- -------------------- ---------- ------ --------- -------- -------- --------- --------------
Crude Oil Futures Morgan Stanley & Co.   Nov-18   $80.00    31     $20,627  $13,020   $25,110     $12,090
Crude Oil Futures Morgan Stanley & Co.   May-19    85.00    32      20,154   15,040    21,120       6,080
Crude Oil Futures Morgan Stanley & Co.   Feb-19    85.00    27      17,496   10,530    16,740       6,210
                                                            --     -------  -------   -------     -------
                                                            90     $58,277  $38,590   $62,970     $24,380
                                                            ==     =======  =======   =======     =======

--------
* Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)See Note 3 for details of Joint Repurchase Agreements.
(4)See Note 6 for cost of investments on a tax basis.

FRS -- Floating Rate Security
The rates shown on FRS are the current interest rates at April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML -- 1 Month USD LIBOR
3 ML -- 3 Month USD LIBOR
1 USFREF -- 1 Month Average Effective Federal Funds Rate
3 UTBMM -- US Treasury 3 Month Bill Money Market Yield

Futures Contracts(a)
-------------------------------------------------------------------------------------------
                                                                               Unrealized
Number of                                               Notional   Notional   Appreciation
Contracts Type         Description    Expiration Month   Basis*     Value*   (Depreciation)
--------- ----- --------------------- ---------------- ---------- ---------- --------------
   52     Long  Aluminum Futures            June 2018  $2,819,176 $2,944,500   $ 125,324
   52     Short Aluminum Futures            June 2018   2,979,928  2,944,500      35,428
   43     Long  Aluminum Futures       September 2018   2,444,331  2,416,063     (28,268)
   11     Short Aluminum Futures        December 2018     570,636    618,063     (47,427)
   62     Long  Brent Crude Futures         July 2018   4,391,680  4,630,780     239,100
   5      Short Brent Crude Futures     December 2018     257,800    360,200    (102,400)
   7      Short Brent Crude Futures     December 2020     389,000    435,050     (46,050)
   4      Long  Brent Crude Futures     December 2021     229,640    238,600       8,960
   15     Long  Coffee Futures              July 2018     679,556    690,750      11,194
   20     Short Coffee Futures              July 2018     347,730    351,200      (3,470)
   15     Long  Copper Futures              June 2018   2,613,129  2,547,375     (65,754)
   10     Short Copper Futures              June 2018   1,701,844  1,698,250       3,594
   11     Long  Copper Futures         September 2018   1,886,204  1,877,838      (8,366)
   110    Long  Corn Futures                July 2018   2,136,962  2,204,125      67,163
   14     Short Corn Futures            December 2018     267,437    291,200     (23,763)
   1      Long  Cotton Futures              July 2018      41,450     41,920         470
   1      Long  Gasoil Futures              June 2018      62,925     65,230       2,305
   12     Long  Gasoline Futures            June 2018   1,034,695  1,073,923      39,228
   11     Long  Gold Futures                June 2018   1,461,870  1,451,120     (10,750)
   13     Long  Heating Oil Futures         June 2018   1,136,896  1,173,518      36,622
   14     Long  Live Cattle Futures         June 2018     574,930    594,160      19,230
   31     Short Natural Gas Futures      October 2018     842,530    868,000     (25,470)
   20     Short Natural Gas Futures        March 2019     600,130    578,000      22,130
   82     Long  Natural Gas Futures        April 2019   2,196,000  2,120,520     (75,480)
   11     Long  Nickel Futures              June 2018     868,012    898,986      30,974
   3      Short Nickel Futures              June 2018     263,880    245,178      18,702
   3      Long  Nickel Futures         September 2018     264,906    246,258     (18,648)
   18     Long  Silver Futures              July 2018   1,497,635  1,476,090     (21,545)
   34     Long  Soybean Futures             July 2018   1,790,825  1,782,450      (8,375)
   5      Long  Soybean Futures         November 2018     261,876    261,188        (688)
   9      Long  Soybean Meal Futures        July 2018     348,290    354,420       6,130
   33     Long  Soybean Oil Futures         July 2018     624,888    606,276     (18,612)
   84     Long  Sugar Futures               July 2018   1,143,386  1,105,440     (37,946)
   24     Short Sugar Futures              March 2019     381,270    350,515      30,755
   13     Long  Wheat Futures               July 2018     334,425    349,375      14,950

--------
@  Consolidated (see Note 2)

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund
        CONSOLIDATED PORTFOLIO OF INVESTMENTS -- April 30, 2018@ -- (unaudited) (continued)

Futures Contracts(a)
----------------------------------------------------------------------------------------
                                                                            Unrealized
Number of                                            Notional   Notional   Appreciation
Contracts Type        Description  Expiration Month   Basis*     Value*   (Depreciation)
--------- ----- ------------------ ---------------- ---------- ---------- --------------
   18     Long  Wheat Futures            July 2018  $  441,000 $  459,450    $ 18,450
   22     Short Wheat Futures        December 2018     553,250    601,975     (48,725)
   13     Long  WTI Crude Futures   September 2018     882,315    879,840      (2,475)
   13     Long  WTI Crude Futures    December 2018     844,220    857,870      13,650
   5      Short WTI Crude Futures    December 2019     265,750    297,100     (31,350)
   14     Short Zinc Futures             June 2018   1,114,733  1,095,150      19,583
   14     Long  Zinc Futures             June 2018   1,184,776  1,095,150     (89,626)
   13     Long  Zinc Futures        September 2019   1,025,730  1,016,194      (9,536)
                                                                             --------
                                                                             $ 39,218
                                                                             ========

--------
* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over
the
Counter
Total
Return
Swap
Contracts(a)+
----------------------------------------------------------------------------------------------------------------------------
              Notional                                                                                          Unrealized
    Swap       Amount   Maturity  Payments Received (Paid)    Total Return Received or Paid  Upfront Premiums Appreciation/
Counterparty  (000's)     Date    by the Portfolio/Frequency     by Portfolio/Frequency      Paid/(Received)  (Depreciation)
------------- -------- ---------- --------------------------- ------------------------------ ---------------- --------------
Barclays      $   303  08/31/2018      (0.350)%/Monthly          Bloomberg Soybean Meal            $--           $     --
                                                                    Subindex/Monthly
                  244  05/31/2018 $17.16 per oz./At Maturity  LMBA Silver Price/At Maturity         --            (12,574)
Goldman
Sachs
International
                  231  09/28/2018      (0.150)%/Monthly        S&P GSCI Industrial Metals           --                 --
Goldman                                                        Excess Return Index/Monthly
Sachs
International
JPMorgan          965  06/07/2018      (0.090)%/Monthly         Bloomberg Commodity Index/          --                 --
                                                                         Monthly
JPMorgan          550  10/31/2018      (0.070)%/Monthly         Bloomberg Silver Subindex/          --                 --
                                                                         Monthly
JPMorgan          927  09/28/2018      (0.090)%/Monthly         Bloomberg Commodity Index/          --                 --
                                                                         Monthly
JPMorgan       11,955  09/28/2018      (0.090)%/Monthly         Bloomberg Commodity Index/          --                 --
                                                                         Monthly
JPMorgan          509  09/28/2018      (0.090)%/Monthly         Bloomberg Commodity Index/          --              1,966
                                                                         Monthly
JPMorgan          519  09/28/2018      (0.200)%/Monthly       S&P GSCI Grains Index Excess          --                 --
                                                                     Return/Monthly
                  354  12/31/2018      (0.250)%/Monthly          Bloomberg Soybean Meal             --                 --
Morgan                                                              Subindex/Monthly
Stanley
                                                                                                   ---           --------
                                                                                                   $--           $(10,608)
                                                                                                   ===           ========

--------
(a)The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
+ Illiquid security. At April 30, 2018, the aggregate value of these securities was $10,608, representing 0.0% of net assets.

GSCI -- Goldman Sachs Commodity Index
LMBA -- London Bullion Market Association

@  Consolidated (see Note 2)

        SunAmerica Specialty Series -- AIG Commodity Strategy Fund
        CONSOLIDATED PORTFOLIO OF INVESTMENTS -- April 30, 2018@ -- (unaudited) (continued)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2018 (see Note 3):

                                              Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                                  Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                              --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
U.S. Government Agencies.....................       $     --           $   400,010             $--           $   400,010
U.S. Government Treasuries...................             --             2,301,903              --             2,301,903
Common Stocks................................        498,602                    --              --               498,602
Options -- Purchased.........................         62,970                    --              --                62,970
Short-Term Investment Securities.............             --             9,558,981              --             9,558,981
Repurchase Agreements........................             --            27,585,000              --            27,585,000
                                                    --------           -----------             ---           -----------
Total Investments at Value...................       $561,572           $39,845,894             $--           $40,407,466
                                                    ========           ===========             ===           ===========
Other Financial Instruments:+
Futures Contracts............................       $763,942           $        --             $--           $   763,942
Over the Counter Total Return Swap Contracts.             --                 1,966              --                 1,966
                                                    --------           -----------             ---           -----------
Total Other Financial Instruments............       $763,942           $     1,966             $--           $   765,908
                                                    ========           ===========             ===           ===========

LIABILITIES:
Other Financial Instruments:+
Futures Contracts............................       $724,724           $        --             $--           $   724,724
Over the Counter Total Return Swap Contracts.             --                12,574              --                12,574
                                                    --------           -----------             ---           -----------
Total Other Financial Instruments............       $724,724           $    12,574             $--           $   737,298
                                                    ========           ===========             ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

@  Consolidated (see Note 2)

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG ESG Dividend Fund
        PORTFOLIO PROFILE -- April 30, 2018 -- (unaudited)

Industry Allocation*

      Food-Misc./Diversified......................................   8.7%
      Advertising Agencies........................................   5.6
      Electronic Components-Semiconductors........................   5.4
      Investment Management/Advisor Services......................   5.2
      Cosmetics & Toiletries......................................   4.7
      Consumer Products-Misc......................................   4.6
      Food-Meat Products..........................................   2.9
      Electric-Integrated.........................................   2.9
      Networking Products.........................................   2.9
      Commercial Services-Finance.................................   2.9
      Theaters....................................................   2.9
      Retail-Major Department Stores..............................   2.8
      Repurchase Agreements.......................................   2.8
      Home Decoration Products....................................   2.7
      Enterprise Software/Service.................................   2.7
      Distribution/Wholesale......................................   2.6
      Retail-Restaurants..........................................   2.6
      Retail-Mail Order...........................................   2.5
      Airlines....................................................   2.5
      Computers...................................................   2.5
      Toys........................................................   2.5
      Computer Services...........................................   2.4
      Retail-Apparel/Shoe.........................................   2.4
      Medical-Biomedical/Gene.....................................   2.3
      Apparel Manufacturers.......................................   2.3
      Building Products-Air & Heating.............................   2.3
      Engines-Internal Combustion.................................   2.3
      Beverages-Non-alcoholic.....................................   2.3
      Retail-Misc./Diversified....................................   2.2
      Office Automation & Equipment...............................   2.0
      Television..................................................   2.0
      Retail-Jewelry..............................................   2.0
      Dental Supplies & Equipment.................................   1.8
                                                                   -----
      Total Investments........................................... 101.2
      Liabilities in excess of other assets.......................  (1.2)
                                                                   -----
      Net Assets..................................................   100%
                                                                   =====

--------
* Calculated as a percentage of net assets

        SunAmerica Specialty Series -- AIG ESG Dividend Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited)

                                                                  Value
                    Security Description                 Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCKS -- 98.4%
      Advertising Agencies -- 5.6%
       Interpublic Group of Cos., Inc................... 32,794 $  773,611
       Omnicom Group, Inc...............................  9,370    690,194
                                                                ----------
                                                                 1,463,805
                                                                ----------
      Airlines -- 2.5%
       Delta Air Lines, Inc............................. 12,653    660,740
                                                                ----------
      Apparel Manufacturers -- 2.3%
       Hanesbrands, Inc................................. 33,283    614,737
                                                                ----------
      Beverages-Non-alcoholic -- 2.3%
       PepsiCo, Inc.....................................  5,935    599,079
                                                                ----------
      Building Products-Air & Heating -- 2.3%
       Johnson Controls International PLC............... 17,933    607,391
                                                                ----------
      Commercial Services-Finance -- 2.9%
       H&R Block, Inc................................... 27,300    754,845
                                                                ----------
      Computer Services -- 2.4%
       International Business Machines Corp.............  4,396    637,244
                                                                ----------
      Computers -- 2.5%
       HP, Inc.......................................... 30,641    658,475
                                                                ----------
      Consumer Products-Misc. -- 4.6%
       Clorox Co........................................  5,088    596,314
       Kimberly-Clark Corp..............................  6,056    627,038
                                                                ----------
                                                                 1,223,352
                                                                ----------
      Cosmetics & Toiletries -- 4.7%
       Colgate-Palmolive Co.............................  9,736    635,079
       Procter & Gamble Co..............................  8,316    601,580
                                                                ----------
                                                                 1,236,659
                                                                ----------
      Dental Supplies & Equipment -- 1.8%
       Patterson Cos., Inc.............................. 20,020    466,066
                                                                ----------
      Distribution/Wholesale -- 2.6%
       KAR Auction Services, Inc........................ 13,075    679,769
                                                                ----------
      Electric-Integrated -- 2.9%
       AES Corp......................................... 62,026    759,198
                                                                ----------
      Electronic Components-Semiconductors -- 5.4%
       Intel Corp....................................... 14,983    773,422
       Texas Instruments, Inc...........................  6,486    657,875
                                                                ----------
                                                                 1,431,297
                                                                ----------
      Engines-Internal Combustion -- 2.3%
       Cummins, Inc.....................................  3,774    603,312
                                                                ----------
      Enterprise Software/Service -- 2.7%
       CA, Inc.......................................... 20,179    702,229
                                                                ----------
      Food-Meat Products -- 2.9%
       Hormel Foods Corp................................ 20,949    759,401
                                                                ----------
      Food-Misc./Diversified -- 8.7%
       Campbell Soup Co................................. 15,261    622,343
       General Mills, Inc............................... 12,335    539,533
       Kellogg Co....................................... 10,449    615,446
       Kraft Heinz Co...................................  9,086    512,269
                                                                ----------
                                                                 2,289,591
                                                                ----------

                                                        Shares/
                                                       Principal    Value
                 Security Description                   Amount     (Note 3)
  --------------------------------------------------------------------------
  Home Decoration Products -- 2.7%
    Newell Brands, Inc................................   26,055  $   719,900
                                                                 -----------
  Investment Management/Advisor Services -- 5.2%
    Legg Mason, Inc...................................   16,564      657,591
    T. Rowe Price Group, Inc..........................    6,365      724,464
                                                                 -----------
                                                                   1,382,055
                                                                 -----------
  Medical-Biomedical/Gene -- 2.3%
    Gilead Sciences, Inc..............................    8,551      617,639
                                                                 -----------
  Networking Products -- 2.9%
    Cisco Systems, Inc................................   17,120      758,245
                                                                 -----------
  Office Automation & Equipment -- 2.0%
    Pitney Bowes, Inc.................................   52,187      533,351
                                                                 -----------
  Retail-Apparel/Shoe -- 2.4%
    Foot Locker, Inc..................................   14,508      625,005
                                                                 -----------
  Retail-Jewelry -- 2.0%
    Signet Jewelers, Ltd..............................   13,562      527,290
                                                                 -----------
  Retail-Mail Order -- 2.5%
    Williams-Sonoma, Inc..............................   14,017      670,012
                                                                 -----------
  Retail-Major Department Stores -- 2.8%
    Nordstrom, Inc....................................   14,502      733,221
                                                                 -----------
  Retail-Misc./Diversified -- 2.2%
    GameStop Corp., Class A...........................   42,852      584,930
                                                                 -----------
  Retail-Restaurants -- 2.6%
    Dunkin' Brands Group, Inc.........................   11,106      677,022
                                                                 -----------
  Television -- 2.0%
    TEGNA, Inc........................................   50,099      529,546
                                                                 -----------
  Theaters -- 2.9%
    Cinemark Holdings, Inc............................   19,243      753,748
                                                                 -----------
  Toys -- 2.5%
    Hasbro, Inc.......................................    7,456      656,799
                                                                 -----------
  Total Long-Term Investment Securities
     (cost $26,645,812)...............................            25,915,953
                                                                 -----------
  REPURCHASE AGREEMENTS -- 2.8%
    Agreement with Fixed Income Clearing Corp.,
     bearing interest at 0.28%, dated 04/30/2018, to
     be repurchased 05/01/2018 in the amount of
     $733,006 and collateralized by $760,000 of
     United States Treasury Notes, bearing interest
     at 2.63%, due 03/31/2025 and having an
     approximate value of $747,686.
     (cost $733,000).................................. $733,000      733,000
                                                                 -----------
  TOTAL INVESTMENTS
     (cost $27,378,812)(1)............................    101.2%  26,648,953
  Liabilities in excess of other assets...............     (1.2)    (318,691)
                                                       --------  -----------
  NET ASSETS                                              100.0% $26,330,262
                                                       ========  ===========

--------
(1)See Note 6 for cost of investments on a tax basis.

        SunAmerica Specialty Series -- AIG ESG Dividend Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2018 (see Note 3):

                            Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                            --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks..............      $25,915,953          $     --               $--           $25,915,953
Repurchase Agreements......               --           733,000                --               733,000
                                 -----------          --------               ---           -----------
Total Investments at Value.      $25,915,953          $733,000               $--           $26,648,953
                                 ===========          ========               ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Focused Alpha Large-Cap Fund PORTFOLIO PROFILE -- April 30, 2018 -- (unaudited)

Industry Allocation*

                 E-Commerce/Products...................  10.9%
                 Diversified Banking Institutions......   7.4
                 Finance-Credit Card...................   5.9
                 Medical-Drugs.........................   5.6
                 Applications Software.................   5.5
                 Oil Companies-Integrated..............   5.5
                 Aerospace/Defense.....................   5.3
                 Electric-Integrated...................   5.3
                 Commercial Services-Finance...........   5.2
                 Banks-Super Regional..................   5.2
                 Computers.............................   5.1
                 Web Portals/ISP.......................   5.1
                 Transport-Rail........................   5.1
                 E-Services/Consulting.................   4.6
                 Semiconductor Equipment...............   4.6
                 Cable/Satellite TV....................   4.4
                 Medical-Biomedical/Gene...............   4.0
                 Electronic Components-Semiconductors..   3.9
                 Time Deposits.........................   1.6
                                                        -----
                 Total Investments..................... 100.2
                 Liabilities in excess of other assets.  (0.2)
                                                        -----
                 Net Assets............................ 100.0%
                                                        =====

--------
* Calculated as a percentage of net assets

        SunAmerica Specialty Series -- AIG Focused Alpha Large-Cap Fund PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited)

                                                               Value
                   Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCKS -- 98.6%
       Aerospace/Defense -- 5.3%
         Lockheed Martin Corp....................... 103,095 $33,077,000
                                                             -----------
       Applications Software -- 5.5%
         salesforce.com, Inc.+...................... 284,854  34,464,485
                                                             -----------
       Banks-Super Regional -- 5.2%
         US Bancorp................................. 640,318  32,304,043
                                                             -----------
       Cable/Satellite TV -- 4.4%
         Comcast Corp., Class A..................... 871,444  27,354,627
                                                             -----------
       Commercial Services-Finance -- 5.2%
         PayPal Holdings, Inc.+..................... 439,384  32,782,440
                                                             -----------
       Computers -- 5.1%
         Apple, Inc................................. 194,739  32,182,567
                                                             -----------
       Diversified Banking Institutions -- 7.4%
         Citigroup, Inc............................. 232,800  15,893,256
         JPMorgan Chase & Co........................ 279,918  30,449,480
                                                             -----------
                                                              46,342,736
                                                             -----------
       E-Commerce/Products -- 10.9%
         Alibaba Group Holding, Ltd. ADR+........... 181,931  32,481,961
         Amazon.com, Inc.+..........................  22,880  35,833,054
                                                             -----------
                                                              68,315,015
                                                             -----------
       E-Services/Consulting -- 4.6%
         CDW Corp................................... 402,257  28,676,902
                                                             -----------
       Electric-Integrated -- 5.3%
         FirstEnergy Corp........................... 957,606  32,941,646
                                                             -----------
       Electronic Components-Semiconductors -- 3.9%
         NVIDIA Corp................................ 108,423  24,384,333
                                                             -----------
       Finance-Credit Card -- 5.9%
         Visa, Inc., Class A........................ 290,473  36,855,214
                                                             -----------

                                                      Shares/
                                                     Principal     Value
                Security Description                  Amount      (Note 3)
   -------------------------------------------------------------------------
   Medical-Biomedical/Gene -- 4.0%
     Biogen, Inc.+.................................     91,448  $ 25,020,173
                                                                ------------
   Medical-Drugs -- 5.6%
     Pfizer, Inc...................................    952,327    34,864,691
                                                                ------------
   Oil Companies-Integrated -- 5.5%
     Suncor Energy, Inc............................    900,750    34,435,673
                                                                ------------
   Printing-Commercial -- 0.0%
     Quad/Graphics, Inc............................          1            25
                                                                ------------
   Semiconductor Equipment -- 4.6%
     Applied Materials, Inc........................    577,228    28,670,915
                                                                ------------
   Transport-Rail -- 5.1%
     Norfolk Southern Corp.........................    220,797    31,677,746
                                                                ------------
   Web Portals/ISP -- 5.1%
     Alphabet, Inc., Class A+......................     31,126    31,704,321
                                                                ------------
   Total Long-Term Investment Securities
      (cost $496,276,005)..........................              616,054,552
                                                                ------------
   SHORT-TERM INVESTMENT SECURITIES -- 1.6%
   Time Deposits -- 1.6%
     Euro Time Deposit with State Street Bank and
      Trust Co. 0.28% due 05/01/2018
      (cost $9,935,000)............................ $9,935,000     9,935,000
                                                                ------------
   TOTAL INVESTMENTS
      (cost $506,211,005)(1).......................      100.2% $625,989,552
   Liabilities in excess of other assets...........       (0.2)   (1,495,485)
                                                    ----------  ------------
   NET ASSETS                                            100.0% $624,494,067
                                                    ==========  ============

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

ADR -- American Depositary Receipt

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2018 (see Note 3):

                                  Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Signifiant
                                      Quoted Prices     Observable Inputs  Unobservable Inputs     Total
                                  --------------------- ----------------- --------------------- ------------
ASSETS:
Investments at Value:*
Common Stocks....................     $616,054,552         $       --              $--          $616,054,552
Short-Term Investment Securities.               --          9,935,000               --             9,935,000
                                      ------------         ----------              ---          ------------
Total Investments at Value.......     $616,054,552         $9,935,000              $--          $625,989,552
                                      ============         ==========              ===          ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Focused Multi-Cap Growth Fund PORTFOLIO PROFILE -- April 30, 2018 -- (unaudited)

Industry Allocation*

                 E-Commerce/Products...................  14.5%
                 Finance-Credit Card...................   7.8
                 Applications Software.................   7.3
                 Computers.............................   7.1
                 Commercial Services-Finance...........   6.9
                 Web Portals/ISP.......................   6.8
                 Aerospace/Defense.....................   6.8
                 Semiconductor Equipment...............   6.1
                 Resorts/Theme Parks...................   6.1
                 Electronic Components-Semiconductors..   4.9
                 Hotels/Motels.........................   4.4
                 Auto-Cars/Light Trucks................   3.7
                 Time Deposits.........................   3.5
                 Commercial Services...................   2.6
                 Diagnostic Kits.......................   2.2
                 Finance-Investment Banker/Broker......   2.1
                 Multimedia............................   2.1
                 Professional Sports...................   1.9
                 Insurance-Property/Casualty...........   1.7
                 Enterprise Software/Service...........   1.1
                 Educational Software..................   0.5
                                                        -----
                 Total Investments..................... 100.1
                 Liabilities in excess of other assets.  (0.1)
                                                        -----
                 Net Assets............................ 100.0%
                                                        =====

--------
* Calculated as a percentage of net assets

        SunAmerica Specialty Series -- AIG Focused Multi-Cap Growth Fund PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited)

                                                               Value
                   Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCKS -- 96.6%
       Aerospace/Defense -- 6.8%
         Lockheed Martin Corp....................... 128,322 $41,170,830
                                                             -----------
       Applications Software -- 7.3%
         salesforce.com, Inc.+...................... 366,779  44,376,591
                                                             -----------
       Auto-Cars/Light Trucks -- 3.7%
         Tesla, Inc.+...............................  75,664  22,237,650
                                                             -----------
       Commercial Services -- 2.6%
         CoStar Group, Inc.+........................  42,461  15,568,750
                                                             -----------
       Commercial Services-Finance -- 6.9%
         PayPal Holdings, Inc.+..................... 563,132  42,015,279
                                                             -----------
       Computers -- 7.1%
         Apple, Inc................................. 258,643  42,743,342
                                                             -----------
       Diagnostic Kits -- 2.2%
         IDEXX Laboratories, Inc.+..................  68,900  13,400,361
                                                             -----------
       E-Commerce/Products -- 14.5%
         Alibaba Group Holding, Ltd. ADR+........... 234,255  41,823,888
         Amazon.com, Inc.+..........................  29,460  46,138,190
                                                             -----------
                                                              87,962,078
                                                             -----------
       Educational Software -- 0.5%
         2U, Inc.+..................................  35,000   2,817,150
                                                             -----------
       Electronic Components-Semiconductors -- 4.9%
         NVIDIA Corp................................ 130,822  29,421,868
                                                             -----------
       Enterprise Software/Service -- 1.1%
         Guidewire Software, Inc.+..................  80,000   6,769,600
                                                             -----------
       Finance-Credit Card -- 7.8%
         Visa, Inc., Class A........................ 370,218  46,973,260
                                                             -----------
       Finance-Investment Banker/Broker -- 2.1%
         Charles Schwab Corp........................ 229,000  12,750,720
                                                             -----------
       Hotels/Motels -- 4.4%
         Hyatt Hotels Corp., Class A................ 350,000  26,904,500
                                                             -----------

                                                 Shares/
                                                Principal      Value
               Security Description              Amount       (Note 3)
       -----------------------------------------------------------------
       Insurance-Property/Casualty -- 1.7%
         Arch Capital Group, Ltd.+............     130,000  $ 10,416,900
                                                            ------------
       Multimedia -- 2.1%
         FactSet Research Systems, Inc........      67,146    12,697,980
                                                            ------------
       Professional Sports -- 1.9%
         Manchester United PLC, Class A.......     618,723    11,508,248
                                                            ------------
       Resort/Theme Parks -- 6.1%
         Vail Resorts, Inc....................     160,000    36,689,600
                                                            ------------
       Semiconductor Equipment -- 6.1%
         Applied Materials, Inc...............     740,017    36,756,644
                                                            ------------
       Web Portals/ISP -- 6.8%
         Alphabet, Inc., Class A+.............      40,567    41,320,735
                                                            ------------
       Total Long-Term Investment Securities
          (cost $425,394,378).................               584,502,086
                                                            ------------
       SHORT-TERM INVESTMENT SECURITIES -- 3.5%
       Time Deposits -- 3.5%
         Euro Time Deposit with State Street
          Bank and Trust Co.
          0.28% due 05/01/2018
          (cost $21,476,000).................. $21,476,000    21,476,000
                                                            ------------
       TOTAL INVESTMENTS
          (cost $446,870,378)(1)..............       100.1%  605,978,086
       Liabilities in excess of other assets..        (0.1)     (743,462)
                                               -----------  ------------
       NET ASSETS                                    100.0% $605,234,624
                                               ===========  ============

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

ADR-- American Depositary Receipt

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2018 (see Note 3):

                                       Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                           Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                       --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Common Stocks.........................     $584,502,086         $        --             $--           $584,502,086
Short-Term Investment Securities......               --          21,476,000              --             21,476,000
                                           ------------         -----------             ---           ------------
Total Investments at Value............     $584,502,086         $21,476,000             $--           $605,978,086
                                           ============         ===========             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Global Trends Fund
        CONSOLIDATED PORTFOLIO PROFILE -- April 30, 2018@ -- (unaudited)

Industry Allocation*

  Repurchase Agreements................................................ 97.1%
  Other assets less liabilities (including futures and forward foreign currency contracts..................................................  2.9
                                                                        ----
                                                                         100%
                                                                        ====

--------
*  Calculated as a percentage of net assets
@  Consolidated (see Note 2).

        SunAmerica Specialty Series -- AIG Global Trends Fund
        CONSOLIDATED PORTFOLIO OF INVESTMENTS -- April 30, 2018@ -- (unaudited)

                                                  Principal    Value
                  Security Description             Amount     (Note 3)
         -------------------------------------------------------------
         REPURCHASE AGREEMENTS -- 97.1%
           Bank of America Securities LLC Joint
            Repurchase Agreement(1).............. $1,425,000 $1,425,000
           Bank of America Securities LLC Joint
            Repurchase Agreement(1)(2)...........    420,000    420,000
           Barclays Capital, Inc. Joint
            Repurchase Agreement(1)..............  4,760,000  4,760,000
           Barclays Capital, Inc. Joint
            Repurchase Agreement(1)(2)...........  1,410,000  1,410,000
           BNP Paribas SA Joint
            Repurchase Agreement(1)..............  8,095,000  8,095,000
           BNP Paribas SA Joint
            Repurchase Agreement(1)(2)...........  2,400,000  2,400,000
           Deutsche Bank AG Joint
            Repurchase Agreement(1)..............  2,480,000  2,480,000
           Deutsche Bank AG Joint
            Repurchase Agreement(1)(2)...........    735,000    735,000

                                             Principal    Value
                 Security Description         Amount     (Note 3)
             ------------------------------------------------------
             REPURCHASE AGREEMENTS (continued)
               RBS Securities, Inc. Joint
                Repurchase Agreement(1).... $9,345,000  $ 9,345,000
               RBS Securities, Inc. Joint
                Repurchase Agreement(1)(2).  2,785,000    2,785,000
                                                        -----------
             Total Repurchase Agreements
                (cost $33,855,000).........              33,855,000
                                                        -----------
             TOTAL INVESTMENTS
                (cost $33,855,000)(3)......       97.1%  33,855,000
             Other assets less liabilities.        2.9    1,028,560
                                            ----------  -----------
             NET ASSETS                          100.0% $34,883,560
                                            ==========  ===========

--------
@  Consolidated (see Note 2).
(1)See Note 3 for details of Joint Repurchase Agreements.
(2)The security is owned by the AIG Global Trends Cayman Fund Ltd. which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(3)See Note 6 for cost of investments on a tax basis.

Futures Contracts
----------------------------------------------------------------------------------------------------------
                                                                                               Unrealized
Number of                                                                                     Appreciation
Contracts Type        Description          Expiration Month  Notional Basis* Notional Value* (Depreciation)
--------- ---- --------------------------- ----------------  --------------- --------------- --------------
   58     Long Corn Future(a)                 July 2018        $1,146,950      $1,162,175       $ 15,225
   9      Long Dax Index                      June 2018         3,399,530       3,413,157         13,627
   18     Long Euro-Bund                      June 2018         3,448,325       3,450,499          2,174
   34     Long Nikkei                         June 2018         6,917,215       6,977,616         60,401
   14     Long U.S. Treasury 10 Year Note     June 2018         1,669,938       1,674,750          4,812
   35     Long WTI Crude Future(a)            May 2018          2,320,150       2,399,950         79,800
                                                                                                --------
                                                                                                $176,039
                                                                                                ========

--------
* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract
(a)The security is owned by the AIG Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.

Forward Foreign Currency Contracts
--------------------------------------------------------------------------------------------------------------------
                                                                                 Delivery   Unrealized   Unrealized
               Counterparty                 Contract to Deliver In Exchange For    Date    Appreciation Depreciation
------------------------------------------- ------------------- --------------- ---------- ------------ ------------
Goldman Sachs International                 BRL      4,000      USD    1,154    05/03/2018     $13          $ --
                                            USD      1,209      BRL    4,000    05/03/2018      --           (68)
                                            USD      1,151      BRL    4,000    06/04/2018      --           (13)
                                                                                               ---          ----
Net Unrealized Appreciation (Depreciation)                                                     $13          $(81)
                                                                                               ===          ====

BRL -- Brazilian Real
USD -- United States Dollar

        SunAmerica Specialty Series -- AIG Global Trends Fund
        CONSOLIDATED PORTFOLIO OF INVESTMENTS -- April 30, 2018@ -- (unaudited) (continued)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2018 (see Note 3):

                                                   Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                                       Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                                   --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Repurchase Agreements.............................       $     --           $33,855,000             $--           $33,855,000
                                                         --------           -----------             ---           -----------
Total Investments at Value........................       $     --           $33,855,000             $--           $33,855,000
                                                         ========           ===========             ===           ===========
Other Financial Instruments:+
Futures Contracts.................................       $102,011           $    74,028**           $--           $   176,039
Forward Foreign Currency Contracts................             --                    13              --                    13
                                                         --------           -----------             ---           -----------
Total Other Financial Instruments.................       $102,011           $    74,041             $--           $   176,052
                                                         ========           ===========             ===           ===========

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts................       $     --           $        81             $--           $        81
                                                         ========           ===========             ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
** Represents index futures that have been fair valued in accordance with pricing procedures approved by the Board (See Note 3).
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

@  Consolidated (see Note 2)

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO PROFILE -- April 30, 2018 -- (unaudited)

Industry Allocation*

             Domestic Fixed Income Investment Companies...... 22.7%
             Domestic Equity Investment Companies............  8.0
             Diversified Banking Institutions................  7.1
             International Fixed Income Investment Companies.  5.8
             Time Deposits...................................  5.0
             Banks-Commercial................................  3.9
             Insurance-Life/Health...........................  3.9
             Telephone-Integrated............................  3.1
             Electric-Integrated.............................  2.8
             Insurance-Multi-line............................  2.7
             Retail-Apparel/Shoe.............................  1.9
             Retail-Regional Department Stores...............  1.6
             Real Estate Investment Trusts...................  1.5
             Repurchase Agreements...........................  1.5
             Oil Companies-Integrated........................  1.4
             Food-Retail.....................................  1.4
             Building-Residential/Commercial.................  1.3
             Banks-Super Regional............................  1.3
             Domestic Mixed Allocation Investment Companies..  1.2
             Electronic Components-Misc......................  1.0
             Oil Refining & Marketing........................  1.0
             Pipelines.......................................  1.0
             Television......................................  1.0
             Insurance-Property/Casualty.....................  0.9
             Computers-Memory Devices........................  0.8
             Transport-Services..............................  0.8
             Networking Products.............................  0.8
             Telecom Services................................  0.7
             Retail-Discount.................................  0.7
             Real Estate Operations & Development............  0.7
             Diversified Manufacturing Operations............  0.7
             Insurance-Reinsurance...........................  0.6
             Fisheries.......................................  0.6
             Metal-Diversified...............................  0.6
             Steel-Producers.................................  0.6
             Retail-Jewelry..................................  0.6
             Petrochemicals..................................  0.6
             Water...........................................  0.6
             Retail-Misc./Diversified........................  0.6
             Finance-Other Services..........................  0.6
             Cellular Telecom................................  0.5
             Sovereign Agency................................  0.5
             Banks-Money Center..............................  0.5
             Computer Services...............................  0.5
             Chemicals-Diversified...........................  0.5
             Distribution/Wholesale..........................  0.5
             Medical-Drugs...................................  0.5
             Electric-Generation.............................  0.5
             Auto-Cars/Light Trucks..........................  0.5
             Diversified Minerals............................  0.5
             Metal-Iron......................................  0.4
             Gas-Distribution................................  0.4
             Computers.......................................  0.4
             Food-Dairy Products.............................  0.2
             Banks-Special Purpose...........................  0.2
             Investment Management/Advisor Services..........  0.1
             Agricultural Operations.........................  0.1
             Banks-Fiduciary.................................  0.1

                 Insurance-Mutual......................   0.1%
                 Private Equity........................   0.1
                                                        -----
                 Total Investments..................... 100.7
                 Liabilities in excess of other assets.  (0.7)
                                                        -----
                 Net Assets............................   100%
                                                        =====

--------
* Calculated as a percentage of net assets

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited)

                                                                    Value
                     Security Description                  Shares  (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCKS -- 28.4%
     Auto-Cars/Light Trucks -- 0.5%
       Subaru Corp........................................   6,802 $228,433
                                                                   --------
     Building-Residential/Commercial -- 1.3%
       Berkeley Group Holdings PLC........................   5,893  329,982
       Persimmon PLC......................................   7,952  296,770
                                                                   --------
                                                                    626,752
                                                                   --------
     Cellular Telecom -- 0.5%
       Turkcell Iletisim Hizmetleri AS....................  72,552  249,775
                                                                   --------
     Chemicals-Diversified -- 0.5%
       Petkim Petrokimya Holding AS....................... 137,749  242,924
                                                                   --------
     Computer Services -- 0.5%
       International Business Machines Corp...............   1,676  242,953
                                                                   --------
     Computers -- 0.4%
       Lenovo Group, Ltd.................................. 400,000  189,875
                                                                   --------
     Computers-Memory Devices -- 0.8%
       Seagate Technology PLC.............................   6,643  384,563
                                                                   --------
     Distribution/Wholesale -- 0.5%
       Rexel SA...........................................  15,683  242,554
                                                                   --------
     Electric-Generation -- 0.5%
       Huaneng Power International, Inc................... 350,000  230,955
                                                                   --------
     Electric-Integrated -- 0.4%
       Cia Energetica de Minas Gerais (Preference Shares).  90,000  217,344
                                                                   --------
     Electronic Components-Misc. -- 1.0%
       Micro-Star International Co., Ltd..................  99,000  308,658
       Pegatron Corp......................................  78,000  181,966
                                                                   --------
                                                                    490,624
                                                                   --------
     Finance-Other Services -- 0.6%
       ASX, Ltd...........................................   6,028  265,151
                                                                   --------
     Fisheries -- 0.6%
       Marine Harvest ASA.................................  14,121  306,703
                                                                   --------
     Food-Retail -- 1.4%
       Casino Guichard Perrachon SA.......................   3,913  202,654
       Distribuidora Internacional de Alimentacion SA.....  40,922  189,414
       Wesfarmers, Ltd....................................   7,968  261,675
                                                                   --------
                                                                    653,743
                                                                   --------
     Gas-Distribution -- 0.4%
       Centrica PLC.......................................  92,870  196,245
                                                                   --------
     Insurance-Multi-line -- 0.5%
       BB Seguridade Participacoes SA.....................  28,074  220,220
                                                                   --------
     Medical-Drugs -- 0.5%
       GlaxoSmithKline PLC................................  11,939  239,578
                                                                   --------
     Metal-Diversified -- 0.6%
       MMC Norilsk Nickel PJSC ADR........................  17,075  293,292
                                                                   --------
     Metal-Iron -- 0.4%
       Fortescue Metals Group, Ltd........................  58,614  200,455
                                                                   --------
     Networking Products -- 0.8%
       Cisco Systems, Inc.................................   8,186  362,558
                                                                   --------
     Oil Companies-Integrated -- 1.4%
       China Petroleum & Chemical Corp.................... 322,000  313,608

                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        Oil Companies-Integrated (continued)
          Lukoil PJSC ADR..........................   5,159 $   343,791
                                                            -----------
                                                                657,399
                                                            -----------
        Oil Refining & Marketing -- 1.0%
          S-Oil Corp...............................   2,708     277,157
          Tupras Turkiye Petrol Rafinerileri AS....   8,268     211,182
                                                            -----------
                                                                488,339
                                                            -----------
        Petrochemicals -- 0.6%
          Braskem SA, Class A (Preference Shares)..  21,100     274,953
                                                            -----------
        Real Estate Operations & Development -- 0.7%
          China Vanke Co., Ltd.....................  82,800     343,485
                                                            -----------
        Retail-Apparel/Shoe -- 1.9%
          Gap, Inc.................................  11,180     326,903
          L Brands, Inc............................   5,776     201,640
          Next PLC.................................   5,180     373,204
                                                            -----------
                                                                901,747
                                                            -----------
        Retail-Discount -- 0.7%
          Target Corp..............................   4,800     348,480
                                                            -----------
        Retail-Jewelry -- 0.6%
          Pandora A/S..............................   2,560     284,479
                                                            -----------
        Retail-Misc./Diversified -- 0.6%
          Woolworths Holdings, Ltd.................  52,095     267,443
                                                            -----------
        Retail-Regional Department Stores -- 1.6%
          Kohl's Corp..............................   6,496     403,532
          Macy's, Inc..............................  11,375     353,421
                                                            -----------
                                                                756,953
                                                            -----------
        Steel-Producers -- 0.6%
          Eregli Demir ve Celik Fabrikalari TAS.... 115,421     287,462
                                                            -----------
        Telecom Services -- 0.5%
          HKT Trust & HKT, Ltd..................... 194,000     255,144
                                                            -----------
        Telephone-Integrated -- 3.1%
          AT&T, Inc................................   7,168     234,394
          BT Group PLC.............................  63,125     216,128
          CenturyLink, Inc.........................  11,552     214,636
          Orange SA................................  15,115     274,751
          Telefonica Brasil SA (Preference Shares).  17,700     248,281
          Verizon Communications, Inc..............   5,948     293,534
                                                            -----------
                                                              1,481,724
                                                            -----------
        Television -- 1.0%
          ITV PLC.................................. 108,506     225,385
          ProSiebenSat.1 Media SE..................   6,513     236,600
                                                            -----------
                                                                461,985
                                                            -----------
        Transport-Services -- 0.8%
          Royal Mail PLC...........................  47,608     380,219
                                                            -----------
        Water -- 0.6%
          Veolia Environnement SA..................  11,339     268,487
                                                            -----------
        Total Common Stocks
           (cost $12,537,433)......................          13,542,996
                                                            -----------

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                               Value
                     Security Description              Shares (Note 3)
          -----------------------------------------------------------
          PREFERRED SECURITIES -- 6.4%
          Agricultural Operations -- 0.1%
            CHS, Inc.
             Series 4
             7.50%.................................... 2,231  $ 61,486
                                                              --------
          Banks-Commercial -- 0.4%
            BB&T Corp.
             5.85%.................................... 1,799    45,623
            BB&T Corp.
             Series E
             5.63%.................................... 2,868    71,786
            CoBank ACB
             Series F
             6.25%....................................   900    95,400
                                                              --------
                                                               212,809
                                                              --------
          Banks-Special Purpose -- 0.2%
            AgriBank FCB
             6.88%....................................   750    81,000
                                                              --------
          Banks-Super Regional -- 0.5%
            Capital One Financial Corp.
             Series H
             6.00%.................................... 2,788    72,098
            Wells Fargo & Co.
             Series Q
             5.85%.................................... 1,193    30,779
            Wells Fargo & Co.
             Series W
             5.70%.................................... 2,009    50,265
            Wells Fargo & Co.
             Series Y
             5.63%.................................... 2,600    64,324
                                                              --------
                                                               217,466
                                                              --------
          Diversified Banking Institutions -- 1.0%
            Bank of America Corp.
             Series EE
             6.00%.................................... 2,488    64,116
            Citigroup, Inc.
             Series S
             6.30%.................................... 1,183    31,066
            Deutsche Bank Contingent Capital Trust V
             8.05%.................................... 1,700    43,316
            GMAC Capital Trust I FRS
             Series 2
             (3 ML+5.79%)
             7.62%.................................... 7,933   210,938
            Morgan Stanley
             Series F
             6.88%.................................... 1,594    43,835
            Morgan Stanley
             Series I
             6.38%....................................   918    24,547
            Morgan Stanley
             Series K
             5.85%.................................... 2,825    72,461
                                                              --------
                                                               490,279
                                                              --------

                                                            Value
                     Security Description           Shares (Note 3)
             -----------------------------------------------------
             Electric-Integrated -- 0.7%
               Integrys Holding, Inc.
                6.00%.............................. 2,728  $ 69,155
               SCE Trust III
                Series H
                5.75%..............................   950    25,128
               SCE Trust IV
                Series J
                5.38%.............................. 2,775    71,234
               SCE Trust VI
                5.00%.............................. 2,875    64,802
               Southern Co.
                6.25%.............................. 3,244    84,020
                                                           --------
                                                            314,339
                                                           --------
             Food-Dairy Products -- 0.1%
               Dairy Farmers of America, Inc.
                7.88%*(3)..........................   500    50,561
                                                           --------
             Insurance-Multi-line -- 0.3%
               Allstate Corp.+
                Series G
                5.63%.............................. 2,028    50,842
               American Financial Group, Inc.
                6.00%..............................   100     2,511
               American Financial Group, Inc.
                6.25%.............................. 2,553    65,101
                                                           --------
                                                            118,454
                                                           --------
             Insurance-Property/Casualty -- 0.3%
               Arch Capital Group, Ltd.
                Series F
                5.45%.............................. 1,386    33,444
               Hanover Insurance Group, Inc.
                6.35%.............................. 2,322    58,352
               WR Berkley Corp.
                5.70%.............................. 1,800    43,002
               WR Berkley Corp.
                5.75%..............................   794    19,461
                                                           --------
                                                            154,259
                                                           --------
             Insurance-Reinsurance -- 0.2%
               Reinsurance Group of America, Inc.
                5.75%.............................. 1,525    39,208
               Reinsurance Group of America, Inc.
                6.20%..............................   611    16,265
               Validus Holdings, Ltd.
                Series B
                5.80%.............................. 1,880    46,755
                                                           --------
                                                            102,228
                                                           --------
             Investment Management/Advisor Services -- 0.1%
               Ares Management LP
                Series A
                7.00%.............................. 2,675    69,684
                                                           --------
             Pipelines -- 0.2%
               Enbridge, Inc.
                Series B
                6.38%.............................. 3,075    77,644

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            PREFERRED SECURITIES (continued)
            Pipelines (continued)
              Energy Transfer Partners LP
               Series C
               7.38%................................ 1,175  $ 29,163
                                                            --------
                                                             106,807
                                                            --------
            Private Equity -- 0.1%
              Carlyle Group LP
               Series A
               5.88%................................ 1,250    29,313
                                                            --------
            Real Estate Investment Trusts -- 1.5%
              American Homes 4 Rent
               Series D
               6.50%................................ 2,750    69,685
              American Homes 4 Rent
               Series E
               6.35%................................ 2,723    67,585
              Colony NorthStar, Inc.
               Series E
               8.75%................................ 2,572    65,278
              DDR Corp.
               Series J
               6.50%................................ 2,825    63,280
              Global Net Lease, Inc.
               Series A
               7.25%................................ 3,000    73,800
              Monmouth Real Estate Investment Corp.
               Series C
               6.13%................................ 2,000    47,980
              National Storage Affiliates Trust
               Series A
               6.00%................................ 2,845    67,484
              Sabra Health Care REIT, Inc.
               Series A
               7.13%................................ 3,500    88,130
              Saul Centers, Inc.
               Series C
               6.88%................................   478    11,663
              Spirit Realty Capital, Inc.
               Series A
               6.00%................................ 1,925    40,136
              Summit Hotel Properties, Inc.
               Series E
               6.25%................................ 2,414    56,777
              Taubman Centers, Inc.
               Series K
               6.25%................................   534    12,693
              VEREIT, Inc.
               Series F
               6.70%................................ 1,982    49,887
                                                            --------
                                                             714,378
                                                            --------
            Sovereign Agency -- 0.5%
              Farm Credit Bank of Texas*
               6.75%................................ 1,200   128,762

                                                  Shares/
                                                 Principal    Value
                 Security Description             Amount     (Note 3)
          -----------------------------------------------------------
          Sovereign Agency (continued)
            Farm Credit Bank of Texas
             Series 1
             10.00%............................         100 $  117,500
                                                            ----------
                                                               246,262
                                                            ----------
          Telecom Services -- 0.2%
            Centaur Funding Corp.*
             Series B
             9.08%.............................         100    112,055
                                                            ----------
          Total Preferred Securities
             (cost $3,124,949).................              3,081,380
                                                            ----------
          PREFERRED SECURITIES/CAPITAL SECURITIES -- 21.4%
          Banks-Commercial -- 3.5%
            CaixaBank SA
             5.25% due 03/23/2026(1)........... EUR 200,000    237,679
            CoBank ACB
             Series I
             6.25% due 10/01/2026(1)...........   $ 123,000    130,910
            Cooperatieve Rabobank UA
             11.00% due 06/30/2019*(1).........     225,000    243,000
            DNB Bank ASA
             6.50% due 03/26/2022(1)...........     200,000    209,300
            ING Groep NV
             6.88% due 04/16/2022(1)...........     200,000    211,050
            Skandinaviska Enskilda Banken AB
             5.75% due 05/13/2020(1)...........     200,000    202,000
            Standard Chartered PLC
             7.75% due 04/02/2023*(1)..........     200,000    213,000
            Swedbank AB
             6.00% due 03/17/2022(1)...........     200,000    204,492
                                                            ----------
                                                             1,651,431
                                                            ----------
          Banks-Fiduciary -- 0.1%
            State Street Corp.
             Series F
             5.25% due 09/15/2020(1)...........      50,000     51,375
                                                            ----------
          Banks-Money Center -- 0.5%
            Dresdner Funding Trust I
             8.15% due 06/30/2031*.............     100,000    127,212
            HSBC Capital Funding Dollar 1 LP
             10.18% due 06/30/2030*(1).........      75,000    116,671
                                                            ----------
                                                               243,883
                                                            ----------
          Banks-Super Regional -- 0.8%
            PNC Financial Services Group, Inc.
             6.75% due 08/01/2021(1)...........      85,000     91,694
            Wells Fargo & Co.
             Series U
             5.88% due 06/15/2025(1)...........      55,000     56,925
            Wells Fargo & Co. FRS
             Series K
             5.89% (3 ML+3.77%)
             due 06/15/2018(1).................     165,000    166,856
            Wells Fargo Capital X
             5.95% due 12/15/2036..............      80,000     86,400
                                                            ----------
                                                               401,875
                                                            ----------

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                Principal   Value
                  Security Description           Amount    (Note 3)
            -------------------------------------------------------
            PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
            Diversified Banking Institutions -- 6.1%
              Bank of America Corp.
               5.99% (3 ML +3.63%)
               due 07/30/2018(1)............... $ 20,000  $   20,100
              Bank of America Corp.
               Series AA
               6.10% due 03/17/2025(1).........  130,000     134,713
              Bank of America Corp.
               Series X
               6.25% due 09/05/2024(1).........  189,000     197,032
              Bank of America Corp.
               Series Z
               6.50% due 10/23/2024(1).........   95,000     100,700
              Bank of America Corp.
               Series M
               8.13% due 05/15/2018(1).........   80,000      80,160
              BNP Paribas SA
               7.63% due 03/30/2021*(1)........  200,000     215,450
              Citigroup, Inc. FRS
               5.90% due 02/15/2023(1).........   95,000      97,078
              Citigroup, Inc.
               5.95% due 01/30/2023(1).........   34,000      34,804
              Citigroup, Inc.
               Series R
               6.13% due 11/15/2020(1).........  175,000     182,875
              Citigroup, Inc.
               Series T
               6.25% due 08/15/2026(1).........   61,000      63,364
              Credit Agricole SA
               8.13% due 12/23/2025*(1)........  200,000     227,250
              Credit Suisse Group AG
               7.13% due 07/29/2022(1).........  200,000     209,800
              Goldman Sachs Group, Inc.
               Series L
               5.70% due 05/10/2019(1).........   70,000      71,575
              HSBC Holdings PLC
               6.88% due 06/01/2021(1).........  200,000     212,000
              JPMorgan Chase & Co.
               Series Z
               5.30% due 05/01/2020(1).........   95,000      97,622
              JPMorgan Chase & Co. FRS
               Series I
               5.83% (3 ML +3.47%)
               due 07/30/2018(1)...............   70,000      70,525
              JPMorgan Chase & Co.
               Series S
               6.75% due 02/01/2024(1).........  200,000     216,750
              Royal Bank of Scotland Group PLC
               7.65% due 09/30/2031(1).........   35,000      43,925
              Royal Bank of Scotland Group PLC
               8.63% due 08/15/2021(1).........  200,000     219,000
              Societe Generale SA
               7.88% due 12/18/2023*(1)........  200,000     216,750
              UBS Group AG
               7.13% due 08/10/2021(1).........  200,000     211,750
                                                          ----------
                                                           2,923,223
                                                          ----------

                                                     Principal   Value
                  Security Description                Amount    (Note 3)
      ------------------------------------------------------------------
      Diversified Manufacturing Operations -- 0.7%
        General Electric Co.
         Series D
         5.00% due 01/21/2021(1).................... $336,000  $  332,640
                                                               ----------
      Diversified Minerals -- 0.5%
        BHP Billiton Finance USA, Ltd.
         6.75% due 10/20/2025*......................  200,000     222,450
                                                               ----------
      Electric-Integrated -- 1.7%
        Electricite de France SA
         5.25% due 01/29/2023*(1)...................  200,000     200,532
        Emera, Inc.
         Series 16-A
         6.75% due 06/15/2076.......................  168,000     181,776
        Enel SpA
         8.75% due 09/24/2073*......................  200,000     236,500
        Southern California Edison Co.
         6.25% due 02/01/2022(1)....................   85,000      90,100
        Southern Co.
         Series B
         5.50% due 03/15/2057.......................   95,000      98,139
                                                               ----------
                                                                  807,047
                                                               ----------
      Insurance-Life/Health -- 3.9%
        Dai-ichi Life Insurance Co., Ltd.
         5.10% due 10/28/2024*(1)...................  200,000     208,000
        Dai-ichi Life Insurance Co., Ltd.
         7.25% due 07/25/2021*(1)...................  150,000     164,058
        Hanwha Life Insurance Co., Ltd.
         4.70% due 04/23/2048*......................  200,000     198,400
        La Mondiale SAM
         4.80% due 01/18/2048.......................  200,000     183,970
        Meiji Yasuda Life Insurance Co.
         5.10% due 04/26/2048*......................  200,000     204,114
        Nippon Life Insurance Co.
         5.00% due 10/18/2042*......................  200,000     206,400
        Principal Financial Group, Inc.
         4.70% due 05/15/2055.......................   50,000      50,125
        Prudential Financial, Inc.
         5.20% due 03/15/2044.......................   90,000      90,450
        Prudential Financial, Inc.
         5.38% due 05/15/2045.......................   50,000      50,500
        Prudential Financial, Inc.
         5.63% due 06/15/2043.......................  197,000     205,619
        Prudential Financial, Inc.
         5.88% due 09/15/2042.......................   90,000      95,737
        Sumitomo Life Insurance Co.
         4.00% due 09/14/2077*......................  200,000     188,366
                                                               ----------
                                                                1,845,739
                                                               ----------
      Insurance-Multi-line -- 1.9%
        Aegon NV
         5.50% due 04/11/2048.......................  200,000     198,867
        Assurant, Inc.
         7.00% due 03/27/2048.......................   75,000      78,145
        Hartford Financial Services Group, Inc. FRS
         3.96% (3 ML+2.13%)
         due 02/12/2067*............................   70,000      67,473
        MetLife Capital Trust IV
         7.88% due 12/15/2067*......................  100,000     124,500

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                      Shares/
                                                     Principal   Value
                  Security Description                Amount    (Note 3)
      --------------------------------------------------------------------
      PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
      Insurance-Multi-line (continued)
        MetLife, Inc.
         Series C
         5.25% due 06/15/2020(1).................... $134,000  $   136,948
        MetLife, Inc.
         5.88% due 03/15/2028(1)....................   55,000       55,859
        MetLife, Inc.
         9.25% due 04/08/2068*......................  100,000      136,000
        Voya Financial, Inc.
         5.65% due 05/15/2053.......................  126,000      128,394
                                                               -----------
                                                                   926,186
                                                               -----------
      Insurance-Mutual -- 0.1%
        Liberty Mutual Group, Inc.
         7.80% due 03/07/2087*......................   32,500       39,325
                                                               -----------
      Insurance-Property/Casualty -- 0.6%
        Mitsui Sumitomo Insurance Co., Ltd.
         7.00% due 03/15/2072*......................   50,000       55,050
        QBE Insurance Group, Ltd.
         6.75% due 12/02/2044.......................  200,000      213,322
                                                               -----------
                                                                   268,372
                                                               -----------
      Insurance-Reinsurance -- 0.4%
        Aquarius & Investments PLC for Swiss
         Reinsurance Co., Ltd.
         6.38% due 09/01/2024.......................  200,000      204,590
                                                               -----------
      Pipelines -- 0.8%
        Enbridge, Inc.
         Sub. Notes
         6.25% due 03/01/2078.......................   50,000       48,786
        Enterprise Products Operating LLC FRS
         Series A
         6.07% (3 ML +3.71%)
         due 08/01/2066.............................   43,000       43,170
        TransCanada Trust
         5.63% due 05/20/2075.......................   65,000       66,463
        TransCanada Trust
         Series 16-A
         5.88% due 08/15/2076.......................  208,000      214,240
                                                               -----------
                                                                   372,659
                                                               -----------
      Total Preferred Securities/Capital Securities
         (cost $10,254,173).........................            10,290,795
                                                               -----------
      REGISTERED INVESTMENT COMPANIES -- 37.7%
      Domestic Equity Investment Companies -- 8.0%
        Eaton Vance Tax-Advantaged Dividend Income
         Fund.......................................   35,316      789,313
        Eaton Vance Tax-Managed Diversified Equity
         Income Fund................................   67,986      814,472
        First Trust Energy Income and Growth Fund...   17,644      402,636
        Gabelli Dividend & Income Trust.............   34,411      761,171
        Gabelli Equity Trust, Inc...................  102,620      628,035
        Reaves Utility Income Fund..................    8,012      225,618
        Tortoise Energy Infrastructure Corp.........    7,359      206,567
                                                               -----------
                                                                 3,827,812
                                                               -----------

                                                                   Value
                   Security Description                   Shares  (Note 3)
   ------------------------------------------------------------------------
   Domestic Fixed Income Investment Companies -- 22.7%
     AllianzGI Convertible & Income Fund................. 73,940 $   499,095
     AllianzGI Convertible & Income Fund II.............. 98,834     587,568
     BlackRock Corporate High Yield Fund, Inc............ 25,799     273,727
     BlackRock Floating Rate Income Strategies
      Fund, Inc..........................................  6,110      88,900
     BlackRock Limited Duration Income Trust.............  8,858     133,313
     BlackRock MuniHoldings Investment Quality Fund...... 14,553     185,842
     BlackRock Taxable Municipal Bond Trust..............  6,830     150,397
     Calamos Convertible and High Income Fund............ 57,221     693,518
     DoubleLine Income Solutions Fund.................... 30,638     618,275
     Eaton Vance Limited Duration Income Fund............ 29,823     387,699
     Eaton Vance Senior Floating-Rate Trust..............  7,841     115,419
     Eaton Vance Senior Income Trust..................... 28,742     193,434
     Flaherty & Crumrine Preferred Securities Income
      Fund, Inc.......................................... 14,793     273,523
     Flaherty & Crumrine Total Return Fund, Inc.......... 11,517     221,242
     Franklin Limited Duration Income Trust.............. 14,202     157,074
     Guggenheim Taxable Municipal Managed
      Duration Trust.....................................  7,106     152,495
     Invesco Dynamic Credit Opportunities Fund........... 30,138     357,738
     John Hancock Preferred Income Fund.................. 25,411     519,655
     MFS Multimarket Income Trust........................ 25,869     147,971
     New America High Income Fund, Inc................... 41,596     361,885
     Nuveen AMT-Free Quality Municipal Income Fund....... 18,037     230,693
     Nuveen Credit Strategies Income Fund................ 70,168     565,554
     Nuveen Floating Rate Income Fund....................  5,611      61,048
     Nuveen Floating Rate Income Opportunity Fund........  9,497     102,758
     Nuveen Mortgage Opportunity Term Fund...............  1,521      35,454
     Nuveen Municipal Credit Income Fund................. 18,487     261,591
     Nuveen Preferred Income Opportunities Fund.......... 54,819     543,256
     Nuveen Short Duration Credit Opportunities Fund..... 10,266     173,495
     PIMCO Corporate & Income Opportunity Fund........... 17,437     303,753
     PIMCO Dynamic Credit and Mortgage
      Income Fund........................................ 31,470     718,145
     PIMCO High Income Fund.............................. 39,387     309,188
     PIMCO Income Strategy Fund II....................... 52,760     554,508
     Pioneer Floating Rate Trust......................... 12,997     150,765
     Pioneer High Income Trust........................... 23,578     223,991
     Wells Fargo Income Opportunities Fund............... 22,011     177,629
     Western Asset Global Corporate Defined Opportunity
      Fund, Inc..........................................  7,868     130,687
     Western Asset High Yield Defined Opportunity Fund,
      Inc................................................ 10,089     149,015
                                                                 -----------
                                                                  10,810,300
                                                                 -----------
   Domestic Mixed Allocation Investment Company -- 1.2%
     Flaherty & Crumrine Dynamic Preferred and Income
      Fund, Inc.......................................... 24,645     585,319
                                                                 -----------
   International Fixed Income Investment Companies -- 5.8%
     AllianceBernstein Global High Income Fund, Inc...... 13,888     163,878
     BrandywineGLOBAL Global Income Opportunities
      Fund, Inc.......................................... 24,701     312,221
     First Trust Aberdeen Global Opportunity
      Income Fund........................................  5,094      56,289
     Nuveen Preferred & Income Term Fund................. 17,549     416,262
     PIMCO Dynamic Income Fund........................... 23,543     722,064
     PIMCO Income Opportunity Fund....................... 24,605     660,644

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                    Shares/
                                                   Principal     Value
                Security Description                Amount      (Note 3)
     --------------------------------------------------------------------
     REGISTERED INVESTMENT COMPANIES (continued)
     International Fixed Income Investment Companies (continued)
       Wells Fargo Multi-Sector Income Fund......     21,301  $   276,061
       Western Asset Global High Income Fund,
        Inc......................................     15,605      147,623
                                                              -----------
                                                                2,755,042
                                                              -----------
     Total Registered Investment Companies
        (cost $18,378,610).......................              17,978,473
                                                              -----------
     U.S. CORPORATE BONDS & NOTES -- 0.1%
     Food-Dairy Products -- 0.1%
       Land O' Lakes, Inc.
        Junior Sub. Notes
        7.25% due 04/04/2027*(1)
        (cost $50,000)........................... $   50,000       55,625
                                                              -----------
     Total Long-Term Investment Securities
        (cost $44,345,165).......................              44,949,269
                                                              -----------
     SHORT-TERM INVESTMENT SECURITIES -- 5.0%
     Time Deposits -- 5.0%
       Euro Time Deposit with State Street
        Bank and Trust Co.
        0.28% due 05/01/2018
        (cost $2,408,000)........................  2,408,000    2,408,000
                                                              -----------
     REPURCHASE AGREEMENTS -- 1.5%
       Agreement with Fixed Income Clearing
        Corp., bearing interest at 0.28%, dated
        04/30/2018, to be repurchased
        05/01/2018 in the amount of $703,005
        and collateralized by $730,000 of
        United States Treasury Notes, bearing
        interest at 2.63%, due 03/31/2025 and
        having an approximate value of $718,172
        (cost $703,000)..........................    703,000      703,000
                                                              -----------
     TOTAL INVESTMENTS
        (cost $47,456,165)(2)....................      100.7%  48,060,269
     Liabilities in excess of other assets.......       (0.7)    (345,134)
                                                  ----------  -----------
     NET ASSETS                                        100.0% $47,715,135
                                                  ==========  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At April 30, 2018, the aggregate value of these securities was $3,957,504 representing 8.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Perpetual maturity -- maturity date reflects the next call date.
(2)See Note 6 for cost of investments on a tax basis.
(3)Illiquid security. At April 30, 2018, the aggregate value of these securities was $50,561 representing 0.1% of net assets.

ADR -- American Depositary Receipt
FRS -- Floating Rate Security
The rates shown on FRS are the current interest rates at April 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML -- 3 Month USD LIBOR

Forward Foreign Currency Contracts
-------------------------------------------------------------------------------------------------------
                                                                    Delivery   Unrealized   Unrealized
        Counterparty           Contract to Deliver In Exchange For    Date    Appreciation Depreciation
------------------------------ ------------------- --------------- ---------- ------------ ------------
Brown Brothers Harriman & Co.  EUR     198,375     USD   244,204   05/03/2018   $ 4,646         $--
                               EUR     198,365     USD   240,079   06/04/2018        --         (14)
                               USD     239,562     EUR   198,375   05/03/2018        --          (4)
                                                                                -------        ----
                                                                                  4,646         (18)
                                                                                -------        ----
Net Unrealized Appreciation (Depreciation)                                      $ 4,646        $(18)
                                                                                =======        ====

EUR -- Euro Currency
USD -- United States Dollar

        SunAmerica Specialty Series -- AIG Income Explorer Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2018 (see Note 3):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                         --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks...........................      $ 4,327,412         $ 9,215,584**           $--           $13,542,996
Preferred Securities:
   Banks-Commercial.....................          117,409              95,400              --               212,809
   Banks-Special Purpose................               --              81,000              --                81,000
   Electric-Integrated..................          245,184              69,155              --               314,339
   Food-Dairy Products..................               --              50,561              --                50,561
   Sovereign Agency.....................               --             246,262              --               246,262
   Telecom Services.....................               --             112,055              --               112,055
   Other Industries.....................        2,064,354                  --              --             2,064,354
Preferred Securities/Capital Securities.               --          10,290,795              --            10,290,795
Registered Investment Companies.........       17,978,473                  --              --            17,978,473
U.S. Corporate Bonds & Notes............               --              55,625              --                55,625
Short-Term Investment Securities........               --           2,408,000              --             2,408,000
Repurchase Agreements...................               --             703,000              --               703,000
                                              -----------         -----------             ---           -----------
Total Investments at Value..............      $24,732,832         $23,327,437             $--           $48,060,269
                                              ===========         ===========             ===           ===========
Other Financial Instruments:+
Forward Foreign Currency Contracts......      $        --         $     4,646             $--           $     4,646
                                              ===========         ===========             ===           ===========

LIABILITIES:
Other Financial Instruments:+                 $        --         $        18             $--           $        18
                                              ===========         ===========             ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 3).
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $9,215,584 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO PROFILE -- April 30, 2018 -- (unaudited)

Industry Allocation*

            Banks-Commercial.................................. 6.7%
            Repurchase Agreements............................. 5.7
            Medical-Biomedical/Gene........................... 4.0
            Real Estate Investment Trusts..................... 3.0
            Time Deposits..................................... 2.5
            Insurance-Property/Casualty....................... 2.4
            Medical Products.................................. 2.1
            Retail-Restaurants................................ 2.0
            Medical-Outpatient/Home Medical................... 1.8
            Human Resources................................... 1.7
            Medical-Drugs..................................... 1.7
            Exchange-Traded Funds............................. 1.6
            Computer Services................................. 1.5
            Food-Wholesale/Distribution....................... 1.5
            Therapeutics...................................... 1.5
            Commercial Services............................... 1.5
            Oil Companies-Exploration & Production............ 1.4
            Savings & Loans/Thrifts........................... 1.4
            Building-Mobile Home/Manufactured Housing......... 1.3
            Recreational Vehicles............................. 1.2
            Electronic Components-Misc........................ 1.2
            Medical Imaging Systems........................... 1.2
            Auto/Truck Parts & Equipment-Replacement.......... 1.2
            Water Treatment Systems........................... 1.2
            Investment Management/Advisor Services............ 1.1
            Commercial Services-Finance....................... 1.1
            Finance-Consumer Loans............................ 1.1
            Applications Software............................. 1.1
            Chemicals-Specialty............................... 1.1
            Medical Information Systems....................... 1.1
            Oil-Field Services................................ 1.1
            Enterprise Software/Service....................... 1.0
            Consulting Services............................... 1.0
            Power Converter/Supply Equipment.................. 1.0
            Computer Software................................. 1.0
            Finance-Investment Banker/Broker.................. 1.0
            Insurance-Life/Health............................. 0.9
            Hazardous Waste Disposal.......................... 0.8
            Medical-HMO....................................... 0.8
            Diversified Manufacturing Operations.............. 0.8
            Electronic Components-Semiconductors.............. 0.8
            Web Portals/ISP................................... 0.8
            Transport-Truck................................... 0.8
            Building Products-Doors & Windows................. 0.8
            Computer Data Security............................ 0.8
            Capacitors........................................ 0.7
            Metal Products-Distribution....................... 0.7
            Engineering/R&D Services.......................... 0.7
            Internet Security................................. 0.7
            Oil Field Machinery & Equipment................... 0.7
            Machinery-General Industrial...................... 0.6
            Oil Refining & Marketing.......................... 0.6
            Building-Heavy Construction....................... 0.6
            Auto-Heavy Duty Trucks............................ 0.6
            MRI/Medical Diagnostic Imaging.................... 0.6
            Physical Therapy/Rehabilitation Centers........... 0.6
            Real Estate Operations & Development.............. 0.6
            Electric-Integrated............................... 0.5
            Computers-Periphery Equipment..................... 0.5
            Dialysis Centers.................................. 0.5
            Diversified Operations/Commercial Services........ 0.5

            Funeral Services & Related Items.................. 0.5%
            Wireless Equipment................................ 0.5
            Networking Products............................... 0.4
            Gas-Distribution.................................. 0.4
            E-Commerce/Services............................... 0.4
            Drug Delivery Systems............................. 0.4
            Medical Instruments............................... 0.4
            Semiconductor Equipment........................... 0.4
            Building & Construction Products-Misc............. 0.4
            Retail-Apparel/Shoe............................... 0.3
            Aerospace/Defense-Equipment....................... 0.3
            Brewery........................................... 0.3
            U.S. Government Treasuries........................ 0.3
            Building-Residential/Commercial................... 0.3
            Auto/Truck Parts & Equipment-Original............. 0.3
            Data Processing/Management........................ 0.3
            Medical-Generic Drugs............................. 0.2
            Schools........................................... 0.2
            Distribution/Wholesale............................ 0.2
            Metal Processors & Fabrication.................... 0.2
            Rental Auto/Equipment............................. 0.2
            Computers-Integrated Systems...................... 0.2
            Industrial Automated/Robotic...................... 0.2
            Food-Misc./Diversified............................ 0.2
            Building & Construction-Misc...................... 0.2
            Telecom Equipment-Fiber Optics.................... 0.2
            Footwear & Related Apparel........................ 0.2
            Semiconductor Components-Integrated Circuits...... 0.2
            Transport-Marine.................................. 0.2
            Printing-Commercial............................... 0.2
            Patient Monitoring Equipment...................... 0.2
            Internet Telephone................................ 0.2
            Financial Guarantee Insurance..................... 0.2
            Racetracks........................................ 0.1
            Electronic Measurement Instruments................ 0.1
            Steel-Producers................................... 0.1
            Water............................................. 0.1
            Insurance-Multi-line.............................. 0.1
            Office Furnishings-Original....................... 0.1
            E-Commerce/Products............................... 0.1
            Retail-Automobile................................. 0.1
            Hotels/Motels..................................... 0.1
            Retail-Building Products.......................... 0.1
            Airlines.......................................... 0.1
            Chemicals-Diversified............................. 0.1
            Miscellaneous Manufacturing....................... 0.1
            Finance-Mortgage Loan/Banker...................... 0.1
            Rubber/Plastic Products........................... 0.1
            Instruments-Controls.............................. 0.1
            Electric Products-Misc............................ 0.1
            Disposable Medical Products....................... 0.1
            Oil & Gas Drilling................................ 0.1
            Internet Application Software..................... 0.1
            Computer Aided Design............................. 0.1
            Telecom Services.................................. 0.1
            Coal.............................................. 0.1
            Consumer Products-Misc............................ 0.1
            Television........................................ 0.1
            Retail-Misc./Diversified.......................... 0.1
            Insurance-Reinsurance............................. 0.1
            Aerospace/Defense................................. 0.1

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO PROFILE -- April 30, 2018 -- (unaudited) (continued)

           Energy-Alternate Sources..........................   0.1%
           Wire & Cable Products.............................   0.1
           Electronic Parts Distribution.....................   0.1
           Medical Labs & Testing Services...................   0.1
           Computers.........................................   0.1
           Computers-Other...................................   0.1
           Retail-Discount...................................   0.1
           Educational Software..............................   0.1
           Casino Hotels.....................................   0.1
           Chemicals-Plastics................................   0.1
           Real Estate Management/Services...................   0.1
           Internet Content-Information/News.................   0.1
           Broadcast Services/Program........................   0.1
           Casino Services...................................   0.1
           Retail-Pawn Shops.................................   0.1
           Diagnostic Equipment..............................   0.1
           Publishing-Newspapers.............................   0.1
           Medical-Hospitals.................................   0.1
           Paper & Related Products..........................   0.1
           Machine Tools & Related Products..................   0.1
           Diagnostic Kits...................................   0.1
           Security Services.................................   0.1
           Gambling (Non-Hotel)..............................   0.1
           Retail-Home Furnishings...........................   0.1
           Veterinary Diagnostics............................   0.1
           Apparel Manufacturers.............................   0.1
           Independent Power Producers.......................   0.1
           Containers-Paper/Plastic..........................   0.1
           Steel Pipe & Tube.................................   0.1
           Telecommunication Equipment.......................   0.1
           Transport-Equipment & Leasing.....................   0.1
           Non-Hazardous Waste Disposal......................   0.1
           Building Products-Light Fixtures..................   0.1
           Health Care Cost Containment......................   0.1
           Firearms & Ammunition.............................   0.1
           Resorts/Theme Parks...............................   0.1
           Web Hosting/Design................................   0.1
           Transactional Software............................   0.1
           Machinery-Pumps...................................   0.1
           Diversified Minerals..............................   0.1
           Building Products-Wood............................   0.1
           Transport-Services................................   0.1
           Recreational Centers..............................   0.1
           Lasers-System/Components..........................   0.1
           Telephone-Integrated..............................   0.1
           Steel-Specialty...................................   0.1
           Tobacco...........................................   0.1
           Internet Connectivity Services....................   0.1
           Precious Metals...................................   0.1
           Environmental Monitoring & Detection..............   0.1
           Batteries/Battery Systems.........................   0.1
           Medical-Nursing Homes.............................   0.1
           Golf..............................................   0.1
           Environmental Consulting & Engineering............   0.1
           Transport-Air Freight.............................   0.1
           Machinery-Electrical..............................   0.1
           Metal-Aluminum....................................   0.1
           Linen Supply & Related Items......................   0.1
           Finance-Credit Card...............................   0.1
           Storage/Warehousing...............................   0.1
                                                              -----
                                                               99.1
           Other assets less liabilities.....................   0.9
                                                              -----
                                                              100.0%
                                                              =====

--------
* Calculated as a percentage of net assets

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited)

                                                                 Value
                     Security Description                Shares (Note 3)
        ----------------------------------------------------------------
        COMMON STOCKS -- 89.0%
        Advanced Materials -- 0.0%
          Core Molding Technologies, Inc................    86  $  1,333
                                                                --------
        Advertising Agencies -- 0.0%
          MDC Partners, Inc., Class A+..................   667     5,036
                                                                --------
        Advertising Sales -- 0.0%
          Clear Channel Outdoor Holdings, Inc., Class A.   431     2,069
          Yext, Inc.+...................................   278     3,708
                                                                --------
                                                                   5,777
                                                                --------
        Aerospace/Defense -- 0.1%
          AeroVironment, Inc.+..........................   246    13,407
          Cubic Corp....................................   296    18,278
          Esterline Technologies Corp.+.................   307    22,058
          Kratos Defense & Security Solutions, Inc.+.... 1,002    10,030
          National Presto Industries, Inc...............    58     5,553
                                                                --------
                                                                  69,326
                                                                --------
        Aerospace/Defense-Equipment -- 0.3%
          AAR Corp......................................   381    16,497
          Aerojet Rocketdyne Holdings, Inc.+............   810    22,631
          Astronics Corp.+..............................   245     8,962
          Curtiss-Wright Corp...........................   518    66,325
          Ducommun, Inc.+...............................   123     3,578
          Kaman Corp....................................   323    19,587
          KLX, Inc.+....................................   590    46,156
          Moog, Inc., Class A+..........................   373    30,575
          Triumph Group, Inc............................   572    13,528
                                                                --------
                                                                 227,839
                                                                --------
        Agricultural Biotech -- 0.0%
          Calyxt, Inc.+.................................    56       941
                                                                --------
        Agricultural Chemicals -- 0.0%
          Intrepid Potash, Inc.+........................ 1,123     5,087
                                                                --------
        Agricultural Operations -- 0.0%
          Alico, Inc....................................    36     1,163
          Andersons, Inc................................   316    10,317
          Cadiz, Inc.+..................................   251     3,376
          Limoneira Co..................................   141     3,283
          Tejon Ranch Co.+..............................   216     5,255
                                                                --------
                                                                  23,394
                                                                --------
        Airlines -- 0.1%
          Allegiant Travel Co...........................   148    23,717
          Hawaiian Holdings, Inc........................   594    24,473
          SkyWest, Inc..................................   594    33,798
                                                                --------
                                                                  81,988
                                                                --------
        Airport Development/Maintenance -- 0.0%
          Hudson, Ltd., Class A+........................   466     6,911
                                                                --------
        Apparel Manufacturers -- 0.1%
          Columbia Sportswear Co........................   342    28,389
          Delta Apparel, Inc.+..........................    77     1,393
          Oxford Industries, Inc........................   193    14,869
          Sequential Brands Group, Inc.+................   465       897
          Superior Uniform Group, Inc...................   100     2,682
                                                                --------
                                                                  48,230
                                                                --------

                                                                 Value
                     Security Description                Shares (Note 3)
        ----------------------------------------------------------------
        Appliances -- 0.0%
          Hamilton Beach Brands Holding Co., Class A....     33 $    734
          iRobot Corp.+.................................    315   18,384
                                                                --------
                                                                  19,118
                                                                --------
        Applications Software -- 1.1%
          Appfolio, Inc., Class A+......................    110    5,275
          Brightcove, Inc.+.............................    402    3,879
          Ebix, Inc.....................................    281   21,778
          Five9, Inc.+..................................    624   18,327
          HubSpot, Inc.+................................    408   43,207
          Immersion Corp.+..............................    341    3,754
          MINDBODY, Inc., Class A+......................    502   19,904
          New Relic, Inc.+..............................    358   25,021
          Park City Group, Inc.+........................    155    1,225
          PDF Solutions, Inc.+..........................    327    3,646
          Progress Software Corp........................    538   19,868
          RealPage, Inc.+...............................    687   36,754
          Telenav, Inc.+................................    336    1,730
          Upland Software, Inc.+........................ 19,221  522,235
                                                                --------
                                                                 726,603
                                                                --------
        Athletic Equipment -- 0.0%
          Clarus Corp.+.................................    240    1,716
          Nautilus, Inc.+...............................    354    5,150
          Vista Outdoor, Inc.+..........................    669   11,206
                                                                --------
                                                                  18,072
                                                                --------
        Auction Houses/Art Dealers -- 0.0%
          Sotheby's+....................................    446   23,549
                                                                --------
        Audio/Video Products -- 0.0%
          Daktronics, Inc...............................    416    3,748
          Universal Electronics, Inc.+..................    165    7,640
          VOXX International Corp.+.....................    235    1,175
                                                                --------
                                                                  12,563
                                                                --------
        Auto Repair Centers -- 0.0%
          Monro, Inc....................................    371   20,757
                                                                --------
        Auto-Heavy Duty Trucks -- 0.6%
          Blue Bird Corp.+.............................. 15,516  368,505
          Navistar International Corp.+.................    582   20,259
          REV Group, Inc................................    357    6,444
                                                                --------
                                                                 395,208
                                                                --------
        Auto-Truck Trailers -- 0.0%
          Wabash National Corp..........................    684   13,721
                                                                --------
        Auto/Truck Parts & Equipment-Original -- 0.3%
          American Axle & Manufacturing Holdings, Inc.+.  1,156   17,733
          Cooper-Standard Holding, Inc.+................    202   25,008
          Dana, Inc.....................................  1,703   40,412
          Gentherm, Inc.+...............................    429   14,500
          Horizon Global Corp.+.........................    291    2,174
          Meritor, Inc.+................................    981   19,100
          Miller Industries, Inc........................    129    3,193
          Modine Manufacturing Co.+.....................    579    9,959
          Spartan Motors, Inc...........................    400    7,140
          Superior Industries International, Inc........    288    3,787
          Tenneco, Inc..................................    597   26,680
          Titan International, Inc......................    583    6,005

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                 Value
                     Security Description                Shares (Note 3)
       -----------------------------------------------------------------
       COMMON STOCKS (continued)
       Auto/Truck Parts & Equipment-Original (continued)
         Tower International, Inc.......................    231 $  6,814
                                                                --------
                                                                 182,505
                                                                --------
       Auto/Truck Parts & Equipment-Replacement -- 1.2%
         Commercial Vehicle Group, Inc.+................ 39,268  263,488
         Dorman Products, Inc.+.........................    315   20,242
         Douglas Dynamics, Inc.......................... 11,750  490,563
         Motorcar Parts of America, Inc.+...............    223    4,246
         Standard Motor Products, Inc...................    252   11,428
                                                                --------
                                                                 789,967
                                                                --------
       B2B/E-Commerce -- 0.0%
         ePlus, Inc.+...................................    151   12,057
         TechTarget, Inc.+..............................    230    4,796
                                                                --------
                                                                  16,853
                                                                --------
       Banks-Commercial -- 6.7%
         1st Source Corp................................    189    9,828
         Access National Corp...........................    174    4,839
         ACNB Corp......................................     81    2,430
         Allegiance Bancshares, Inc.+...................    134    5,420
         American National Bankshares, Inc..............     96    3,691
         Ameris Bancorp.................................    425   21,972
         Ames National Corp.............................    100    2,765
         Arrow Financial Corp...........................    139    4,921
         Atlantic Capital Bancshares, Inc.+.............    244    4,709
         BancFirst Corp.................................    197   11,259
         Bancorp, Inc.+.................................    576    5,962
         BancorpSouth Bank..............................    996   32,918
         Bank of Commerce Holdings......................    181    2,018
         Bank of Marin Bancorp..........................     79    5,731
         Bank of N.T. Butterfield & Son, Ltd............    630   29,893
         Bankwell Financial Group, Inc..................     70    2,211
         Banner Corp....................................    380   21,812
         Bar Harbor Bankshares..........................    176    5,143
         BCB Bancorp, Inc...............................    148    2,294
         Blue Hills Bancorp, Inc........................    279    5,671
         Bridge Bancorp, Inc............................    221    7,271
         Bryn Mawr Bank Corp............................  8,864  395,334
         Byline Bancorp, Inc.+..........................    197    4,186
         C&F Financial Corp.............................     38    2,200
         Cadence BanCorp................................    340    9,938
         Camden National Corp...........................    179    7,931
         Capital City Bank Group, Inc...................    129    2,887
         Capstar Financial Holdings, Inc.+..............    104    1,985
         Carolina Financial Corp........................    222    8,705
         Cass Information Systems, Inc..................    140    8,467
         Cathay General Bancorp, Class B................    892   35,689
         CBTX, Inc......................................     33      957
         CenterState Bank Corp..........................    708   20,518
         Central Pacific Financial Corp.................    342    9,945
         Central Valley Community Bancorp...............    116    2,390
         Century Bancorp, Inc., Class A.................     34    2,720
         Chemical Financial Corp........................    830   45,559
         Chemung Financial Corp.........................     37    1,746
         Citizens & Northern Corp.......................    138    3,333
         City Holding Co................................    178   12,741
         Civista Bancshares, Inc........................    116    2,661

                                                               Value
                     Security Description              Shares (Note 3)
         -------------------------------------------------------------
         Banks-Commercial (continued)
           CNB Financial Corp.........................    173 $  4,906
           CoBiz Financial, Inc.......................    451    9,088
           Codorus Valley Bancorp, Inc................    100    2,921
           Columbia Banking System, Inc...............    834   33,535
           Community Bank System, Inc.................    575   32,344
           Community Financial Corp...................     46    1,658
           Community Trust Bancorp, Inc...............    180    8,640
           ConnectOne Bancorp, Inc....................    354    9,346
           County Bancorp, Inc........................     55    1,549
           Customers Bancorp, Inc.+...................    338    9,741
           CVB Financial Corp.........................  1,212   26,846
           DNB Financial Corp.........................     36    1,255
           Eagle Bancorp, Inc.+.......................    369   21,660
           Enterprise Bancorp, Inc....................    111    4,016
           Enterprise Financial Services Corp.........    259   13,170
           Equity Bancshares, Inc., Class A+..........    127    4,843
           Evans Bancorp, Inc.........................     54    2,446
           Farmers & Merchants Bancorp, Inc...........    104    4,587
           Farmers Capital Bank Corp..................     86    4,313
           Farmers National Banc Corp.................    300    4,425
           FB Financial Corp.......................... 11,477  457,129
           FCB Financial Holdings, Inc., Class A+.....    429   24,796
           Fidelity Southern Corp.....................    259    5,887
           Financial Institutions, Inc................    175    5,443
           First Bancorp, Inc.........................    119    3,299
           First Bancorp, Inc.........................    329   12,551
           First BanCorp./Puerto Rico+................  2,249   16,238
           First Bancshares, Inc......................    122    3,947
           First Busey Corp...........................    477   14,143
           First Business Financial Services, Inc.....     96    2,495
           First Citizens BancShares, Inc., Class A...     87   37,609
           First Commonwealth Financial Corp..........  1,133   17,154
           First Community Bancshares, Inc............    194    6,020
           First Connecticut Bancorp, Inc.............    165    3,977
           First Financial Bancorp....................  1,121   34,695
           First Financial Bankshares, Inc............    743   36,816
           First Financial Corp.......................    124    5,301
           First Foundation, Inc.+.................... 25,032  447,822
           First Guaranty Bancshares, Inc.............     53    1,375
           First Internet Bancorp.....................     93    3,181
           First Interstate BancSystem, Inc., Class A.    302   12,231
           First Merchants Corp.......................    480   20,678
           First Mid-Illinois Bancshares, Inc.........    119    4,373
           First Midwest Bancorp, Inc.................  1,196   29,075
           First Northwest Bancorp+...................    115    1,848
           First of Long Island Corp..................    280    7,420
           FNB Bancorp................................     63    2,282
           Franklin Financial Network, Inc.+..........    139    4,684
           Fulton Financial Corp......................  2,008   33,935
           German American Bancorp, Inc...............    248    8,370
           Glacier Bancorp, Inc.......................    916   33,919
           Great Southern Bancorp, Inc................    127    6,712
           Great Western Bancorp, Inc.................    693   28,510
           Green Bancorp, Inc.+....................... 16,527  372,684
           Guaranty Bancorp...........................    288    8,208
           Guaranty Bancshares, Inc...................     92    3,017
           Hancock Holding Co.........................    987   48,215
           Hanmi Financial Corp.......................    369   10,184
           HarborOne Bancorp, Inc.+...................    154    2,709

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                              Value
                     Security Description             Shares (Note 3)
           ----------------------------------------------------------
           COMMON STOCKS (continued)
           Banks-Commercial (continued)
             Heartland Financial USA, Inc............   287  $ 15,398
             Heritage Commerce Corp..................   424     6,992
             Heritage Financial Corp.................   345    10,246
             Hilltop Holdings, Inc...................   858    19,236
             Home BancShares, Inc.................... 1,844    42,855
             HomeStreet, Inc.+.......................   316     8,058
             Hope Bancorp, Inc....................... 1,519    26,264
             Horizon Bancorp.........................   269     7,736
             Howard Bancorp, Inc.+...................   103     1,957
             IBERIABANK Corp.........................   592    44,370
             Independent Bank Corp...................   317    22,919
             Independent Bank Corp...................   238     5,688
             International Bancshares Corp...........   641    25,512
             Investar Holding Corp...................    96     2,443
             Kearny Financial Corp................... 1,180    16,579
             Lakeland Bancorp, Inc...................   525    10,238
             Lakeland Financial Corp.................   283    13,448
             LCNB Corp...............................   104     1,945
             LegacyTexas Financial Group, Inc........   553    22,712
             Live Oak Bancshares, Inc................   273     7,712
             Luther Burbank Corp.....................   165     2,056
             Macatawa Bank Corp......................   304     3,247
             MB Financial, Inc.......................   949    40,446
             MBT Financial Corp......................   209     2,127
             Mercantile Bank Corp....................   189     6,672
             Merchants Bancorp.......................    85     1,817
             Metropolitan Bank Holding Corp.+........    42     1,988
             Middlefield Banc Corp...................    31     1,590
             Midland States Bancorp, Inc.............   181     5,702
             MidSouth Bancorp, Inc...................   171     2,385
             MidWestOne Financial Group, Inc.........   131     4,227
             National Bankshares, Inc................    79     3,622
             National Commerce Corp.+................   141     6,105
             NBT Bancorp, Inc........................   500    18,270
             Nicolet Bankshares, Inc.+...............   103     5,724
             Northeast Bancorp.......................    87     1,697
             Northrim BanCorp, Inc...................    79     2,781
             Norwood Financial Corp..................    67     1,984
             OFG Bancorp.............................   506     6,831
             Ohio Valley Banc Corp...................    48     2,186
             Old Line Bancshares, Inc................   133     4,529
             Old National Bancorp.................... 1,573    27,056
             Old Point Financial Corp................    42     1,105
             Old Second Bancorp, Inc.................   339     4,848
             Opus Bank...............................   234     6,599
             Orrstown Financial Services, Inc........    87     2,292
             Pacific Mercantile Bancorp+.............   181     1,692
             Park National Corp......................   156    16,829
             PCSB Financial Corp.+...................   212     4,297
             Peapack Gladstone Financial Corp........   208     6,872
             Penns Woods Bancorp, Inc................    54     2,349
             People's Utah Bancorp...................   163     5,192
             Peoples Bancorp of North Carolina, Inc..    54     1,661
             Peoples Bancorp, Inc....................   192     6,885
             Peoples Financial Services Corp.........    80     3,752
             Preferred Bank.......................... 6,681   425,847
             Premier Financial Bancorp, Inc..........   110     2,165
             Provident Bancorp, Inc.+................    51     1,199

                                                                Value
                    Security Description               Shares  (Note 3)
        ----------------------------------------------------------------
        Banks-Commercial (continued)
          QCR Holdings, Inc...........................   142  $    6,426
          RBB Bancorp.................................    96       2,623
          Reliant Bancorp, Inc........................    81       1,863
          Renasant Corp...............................   530      23,972
          Republic Bancorp, Inc., Class A.............   113       4,765
          Republic First Bancorp, Inc.+...............   570       4,731
          S&T Bancorp, Inc............................   402      17,157
          Sandy Spring Bancorp, Inc...................   378      14,980
          Seacoast Banking Corp. of Florida+..........   499      13,787
          ServisFirst Bancshares, Inc.................   542      22,742
          Shore Bancshares, Inc.......................   146       2,641
          Sierra Bancorp..............................   158       4,402
          Simmons First National Corp., Class A.......   970      29,294
          SmartFinancial, Inc.+.......................    84       2,003
          South State Corp............................   423      36,611
          Southern First Bancshares, Inc.+............    77       3,530
          Southern National Bancorp of Virginia, Inc..   251       4,079
          Southside Bancshares, Inc...................   324      11,285
          State Bank Financial Corp...................   439      13,833
          Sterling Bancorp, Inc.......................   204       2,599
          Stock Yards Bancorp, Inc....................   255       9,550
          Summit Financial Group, Inc.................   127       3,181
          Texas Capital Bancshares, Inc.+.............   583      57,513
          Tompkins Financial Corp.....................   171      13,287
          Towne Bank..................................   747      22,335
          TriCo Bancshares............................   239       8,931
          TriState Capital Holdings, Inc.+............   261       6,525
          Triumph Bancorp, Inc.+......................   205       7,964
          TrustCo Bank Corp........................... 1,082       9,251
          Trustmark Corp..............................   790      24,735
          Two River Bancorp...........................    84       1,431
          UMB Financial Corp..........................   530      40,587
          Umpqua Holdings Corp........................ 2,594      61,115
          Union Bankshares Corp.......................   655      24,766
          United Bankshares, Inc...................... 1,171      39,755
          United Community Banks, Inc.................   857      27,364
          United Security Bancshares..................   152       1,687
          Unity Bancorp, Inc..........................    90       1,980
          Univest Corp. of Pennsylvania...............   334       9,603
          Valley National Bancorp..................... 3,025      37,964
          Veritex Holdings, Inc.+.....................   189       5,428
          Washington Trust Bancorp, Inc...............   176       9,750
          WesBanco, Inc...............................   493      21,593
          West Bancorporation, Inc....................   186       4,529
          Westamerica Bancorporation..................   298      16,631
          Western New England Bancorp, Inc............   324       3,499
          Wintrust Financial Corp.....................   650      58,142
                                                              ----------
                                                               4,464,224
                                                              ----------
        Banks-Fiduciary -- 0.0%
          Boston Private Financial Holdings, Inc......   976      15,665
          Parke Bancorp, Inc..........................    68       1,594
          Union Bankshares, Inc.......................    46       2,346
                                                              ----------
                                                                  19,605
                                                              ----------
        Banks-Mortgage -- 0.0%
          Walker & Dunlop, Inc........................   325      18,561
                                                              ----------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                 Value
                     Security Description               Shares  (Note 3)
        ----------------------------------------------------------------
        COMMON STOCKS (continued)
        Banks-Super Regional -- 0.0%
          Independent Bank Group, Inc..................     233 $ 16,636
          National Bank Holdings Corp., Class A........     291   10,238
                                                                --------
                                                                  26,874
                                                                --------
        Batteries/Battery Systems -- 0.1%
          EnerSys......................................     493   33,800
                                                                --------
        Beverages-Non-alcoholic -- 0.0%
          Coca-Cola Bottling Co. Consolidated..........      55    9,262
          National Beverage Corp.......................     137   12,105
          Primo Water Corp.+...........................     296    3,860
                                                                --------
                                                                  25,227
                                                                --------
        Beverages-Wine/Spirits -- 0.0%
          MGP Ingredients, Inc.........................     151   14,464
                                                                --------
        Bicycle Manufacturing -- 0.0%
          Fox Factory Holding Corp.+...................     410   13,632
                                                                --------
        Brewery -- 0.3%
          Boston Beer Co., Inc., Class A+..............      97   21,743
          Craft Brew Alliance, Inc.+...................     148    2,856
          New Age Beverages Corp.+..................... 106,513  195,984
                                                                --------
                                                                 220,583
                                                                --------
        Broadcast Services/Program -- 0.1%
          Hemisphere Media Group, Inc.+................     170    1,853
          MSG Networks, Inc., Class A+.................     701   14,371
          TiVo Corp....................................   1,403   19,852
          World Wrestling Entertainment, Inc., Class A.     495   19,696
                                                                --------
                                                                  55,772
                                                                --------
        Building & Construction Products-Misc. -- 0.4%
          American Woodmark Corp.+.....................     163   13,399
          Armstrong Flooring, Inc.+....................     254    3,137
          Builders FirstSource, Inc.+..................   1,292   23,553
          Caesarstone, Ltd.............................     265    4,889
          Forterra, Inc.+..............................     218    1,600
          Gibraltar Industries, Inc.+..................     372   13,076
          Louisiana-Pacific Corp.......................   1,703   48,246
          NCI Building Systems, Inc.+..................     500    8,750
          Patrick Industries, Inc.+....................     284   16,160
          Quanex Building Products Corp................     410    7,032
          Simpson Manufacturing Co., Inc...............     483   26,410
          Summit Materials, Inc., Class A+.............   1,296   36,469
          Trex Co., Inc.+..............................     346   35,942
                                                                --------
                                                                 238,663
                                                                --------
        Building & Construction-Misc. -- 0.2%
          Aegion Corp.+................................     378    8,577
          Comfort Systems USA, Inc.....................     431   18,188
          EMCOR Group, Inc.............................     690   50,777
          Hill International, Inc.+....................     399    2,115
          IES Holdings, Inc.+..........................     101    1,707
          MYR Group, Inc.+.............................     187    5,610
          TopBuild Corp.+..............................     415   33,075
                                                                --------
                                                                 120,049
                                                                --------
        Building Products-Air & Heating -- 0.0%
          AAON, Inc....................................     485   16,490
                                                                --------

                                                                  Value
                     Security Description                 Shares (Note 3)
       ------------------------------------------------------------------
       Building Products-Cement -- 0.0%
         Continental Building Products, Inc.+............    445 $ 12,505
         US Concrete, Inc.+..............................    185   10,813
                                                                 --------
                                                                   23,318
                                                                 --------
       Building Products-Doors & Windows -- 0.8%
         Apogee Enterprises, Inc.........................    327   13,443
         Griffon Corp....................................    343    6,826
         JELD-WEN Holding, Inc.+.........................    790   22,207
         Masonite International Corp.+...................    332   20,152
         PGT Innovations , Inc.+......................... 25,667  447,889
                                                                 --------
                                                                  510,517
                                                                 --------
       Building Products-Light Fixtures -- 0.1%
         Cree, Inc.+.....................................  1,144   42,694
         LSI Industries, Inc.............................    288    1,766
                                                                 --------
                                                                   44,460
                                                                 --------
       Building Products-Wood -- 0.1%
         Boise Cascade Co................................    453   18,845
         Universal Forest Products, Inc..................    703   22,411
                                                                 --------
                                                                   41,256
                                                                 --------
       Building-Heavy Construction -- 0.6%
         Chicago Bridge & Iron Co. NV....................  1,180   17,818
         Dycom Industries, Inc.+.........................    353   36,662
         Granite Construction, Inc.......................    465   24,357
         Layne Christensen Co.+..........................    211    2,977
         MasTec, Inc.+...................................    780   34,320
         Orion Group Holdings, Inc.+.....................    322    1,951
         Primoris Services Corp..........................    462   11,823
         Sterling Construction Co., Inc.+................ 23,311  259,451
         Tutor Perini Corp.+.............................    438    9,045
                                                                 --------
                                                                  398,404
                                                                 --------
       Building-Maintenance & Services -- 0.0%
         ABM Industries, Inc.............................    655   20,390
                                                                 --------
       Building-Mobile Home/Manufactured Housing -- 1.3%
         Cavco Industries, Inc.+.........................  2,953  503,044
         Winnebago Industries, Inc.......................  9,499  360,012
                                                                 --------
                                                                  863,056
                                                                 --------
       Building-Residential/Commercial -- 0.3%
         AV Homes, Inc.+.................................    143    2,381
         Beazer Homes USA, Inc.+.........................    366    5,373
         Century Communities, Inc.+......................    239    7,349
         Green Brick Partners, Inc.+.....................    278    2,808
         Hovnanian Enterprises, Inc., Class A+...........  1,446    2,906
         Installed Building Products, Inc.+..............    253   14,598
         KB Home.........................................    995   26,417
         LGI Homes, Inc.+................................    202   13,978
         M/I Homes, Inc.+................................    310    9,449
         MDC Holdings, Inc...............................    526   15,259
         Meritage Homes Corp.+...........................    451   20,070
         New Home Co., Inc.+.............................    145    1,447
         PICO Holdings, Inc..............................    260    3,133
         Taylor Morrison Home Corp., Class A+............  1,301   30,912
         TRI Pointe Group, Inc.+.........................  1,756   30,045
         William Lyon Homes, Class A+....................    375   10,073
                                                                 --------
                                                                  196,198
                                                                 --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                            Value
                     Security Description           Shares (Note 3)
             -----------------------------------------------------
             COMMON STOCKS (continued)
             Cable/Satellite TV -- 0.0%
              Global Eagle Entertainment, Inc.+....    591 $    692
              WideOpenWest, Inc.+..................    319    2,019
                                                           --------
                                                              2,711
                                                           --------
             Capacitors -- 0.7%
              KEMET Corp.+......................... 28,469  490,236
                                                           --------
             Casino Hotels -- 0.1%
              Boyd Gaming Corp.....................    973   32,313
              Caesars Entertainment Corp.+.........  1,598   18,137
              Century Casinos, Inc.+...............    297    2,281
              Monarch Casino & Resort, Inc.+.......    128    5,461
                                                           --------
                                                             58,192
                                                           --------
             Casino Services -- 0.1%
              Eldorado Resorts, Inc.+..............    548   22,194
              Scientific Games Corp.+..............    623   33,206
                                                           --------
                                                             55,400
                                                           --------
             Cellular Telecom -- 0.0%
              ATN International, Inc...............    123    6,519
                                                           --------
             Chemicals-Diversified -- 0.1%
              Aceto Corp...........................    351      885
              AdvanSix, Inc.+......................    351   12,573
              Codexis, Inc.+.......................    477    5,366
              Innophos Holdings, Inc...............    227    9,393
              Innospec, Inc........................    281   20,429
              Koppers Holdings, Inc.+..............    242   10,600
              Quaker Chemical Corp.................    152   22,342
                                                           --------
                                                             81,588
                                                           --------
             Chemicals-Fibers -- 0.0%
              Rayonier Advanced Materials, Inc.....    581   12,433
                                                           --------
             Chemicals-Other -- 0.0%
              American Vanguard Corp...............    336    7,241
                                                           --------
             Chemicals-Plastics -- 0.1%
              A. Schulman, Inc.....................    334   14,328
              Landec Corp.+........................    314    4,176
              PolyOne Corp.........................    942   39,423
                                                           --------
                                                             57,927
                                                           --------
             Chemicals-Specialty -- 1.1%
              AgroFresh Solutions, Inc.+...........    258    1,785
              Balchem Corp.........................    371   32,737
              CSW Industrials, Inc.+...............    170    7,369
              Ferro Corp.+.........................    980   21,570
              GCP Applied Technologies, Inc.+......    840   24,066
              H.B. Fuller Co.......................    591   29,237
              Hawkins, Inc.........................    113    3,673
              Ingevity Corp.+......................    498   38,261
              KMG Chemicals, Inc...................  7,116  437,563
              Kraton Corp.+........................    351   16,030
              Minerals Technologies, Inc...........    412   28,449
              Oil-Dri Corp. of America.............     59    2,287
              OMNOVA Solutions, Inc.+..............    506    5,515
              PQ Group Holdings, Inc.+.............    343    4,768
              Sensient Technologies Corp...........    509   33,925
              Stepan Co............................    234   16,455

                                                               Value
                     Security Description              Shares (Note 3)
         ------------------------------------------------------------
         Chemicals-Specialty (continued)
          Tronox, Ltd., Class A.......................  1,052 $ 18,073
          Valhi, Inc..................................    296    2,457
                                                              --------
                                                               724,220
                                                              --------
         Circuit Boards -- 0.0%
          Park Electrochemical Corp...................    225    3,832
          TTM Technologies, Inc.+.....................  1,082   15,083
                                                              --------
                                                                18,915
                                                              --------
         Coal -- 0.1%
          Arch Coal, Inc., Class A....................    225   18,187
          Cloud Peak Energy, Inc.+....................    866    2,762
          Hallador Energy Co..........................    190    1,242
          NACCO Industries, Inc., Class A.............     48    1,769
          Peabody Energy Corp.........................    781   28,780
          Ramaco Resources, Inc.+.....................     72      492
          SunCoke Energy, Inc.+.......................    754    8,663
          Warrior Met Coal, Inc.......................    387    8,998
                                                              --------
                                                                70,893
                                                              --------
         Coatings/Paint -- 0.0%
          Kronos Worldwide, Inc.......................    266    6,129
                                                              --------
         Coffee -- 0.0%
          Farmer Bros. Co.+...........................    102    2,892
                                                              --------
         Commercial Services -- 1.5%
          Acacia Research Corp.+......................    579    2,113
          Care.com, Inc.+............................. 18,907  294,949
          Collectors Universe, Inc....................     89    1,395
          Emerald Expositions Events, Inc.............    212    4,085
          Healthcare Services Group, Inc..............    834   32,217
          HMS Holdings Corp.+.........................    982   17,686
          Medifast, Inc...............................  5,670  569,155
          National Research Corp., Class A............    114    3,728
          Nutrisystem, Inc............................    348   10,092
          Reis, Inc...................................    106    2,226
          RPX Corp....................................    538    5,827
          ServiceSource International, Inc.+..........    903    3,422
          SP Plus Corp.+..............................    204    7,171
          Team, Inc.+.................................    343    5,814
          Weight Watchers International, Inc.+........    328   22,976
                                                              --------
                                                               982,856
                                                              --------
         Commercial Services-Finance -- 1.1%
          Cardtronics PLC, Class A+...................    534   14,018
          CBIZ, Inc.+.................................    599   11,141
          CPI Card Group, Inc.........................     48      123
          Everi Holdings, Inc.+.......................    760    4,872
          EVERTEC, Inc................................    708   12,921
          Green Dot Corp., Class A+...................    543   33,020
          LendingTree, Inc.+..........................     75   17,880
          Liberty Tax, Inc............................     80      824
          MoneyGram International, Inc.+..............    341    2,980
          PRGX Global, Inc.+.......................... 62,973  617,135
          Travelport Worldwide, Ltd...................  1,453   24,905
                                                              --------
                                                               739,819
                                                              --------
         Communications Software -- 0.0%
          Digi International, Inc.+...................    315    3,623
          pdvWireless, Inc.+..........................    111    3,230

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                               Value
                    Security Description              Shares  (Note 3)
        --------------------------------------------------------------
        COMMON STOCKS (continued)
        Communications Software (continued)
         Ribbon Communications, Inc.+................    556 $    3,236
                                                             ----------
                                                                 10,089
                                                             ----------
        Computer Aided Design -- 0.1%
         Aspen Technology, Inc.+.....................    856     75,114
                                                             ----------
        Computer Data Security -- 0.8%
         ForeScout Technologies, Inc.+...............     64      2,047
         Qualys, Inc.+...............................    376     28,933
         Varonis Systems, Inc.+......................  7,214    471,435
         VASCO Data Security International, Inc.+....    354      5,487
                                                             ----------
                                                                507,902
                                                             ----------
        Computer Graphics -- 0.0%
         Monotype Imaging Holdings, Inc..............    487     10,787
                                                             ----------
        Computer Services -- 1.5%
         CACI International, Inc., Class A+..........    286     43,200
         Carbonite, Inc.+............................ 22,124    688,056
         Convergys Corp..............................  1,080     25,229
         Engility Holdings, Inc.+....................    211      5,364
         EPAM Systems, Inc.+.........................    583     66,666
         ExlService Holdings, Inc.+..................    383     22,141
         Fluent, Inc.+...............................    260        715
         Insight Enterprises, Inc.+..................    417     14,783
         KeyW Holding Corp.+.........................    564      4,365
         MAXIMUS, Inc................................    752     50,858
         Presidio, Inc.+.............................    369      5,653
         Science Applications International Corp.....    502     43,067
         SecureWorks Corp., Class A+.................     97      1,059
         StarTek, Inc.+..............................    121      1,070
         Sykes Enterprises, Inc.+....................    459     13,201
         Syntel, Inc.+...............................    387     11,176
         TTEC Holdings, Inc..........................    163      5,216
         Unisys Corp.+...............................    589      6,597
         Virtusa Corp.+..............................    316     15,212
                                                             ----------
                                                              1,023,628
                                                             ----------
        Computer Software -- 1.0%
         Avid Technology, Inc.+......................    391      1,752
         Box, Inc., Class A+.........................    948     21,671
         Cloudera, Inc.+.............................  1,158     16,501
         CommerceHub, Inc., Series A+................    161      3,650
         CommerceHub, Inc., Series C+................    340      7,708
         Cornerstone OnDemand, Inc.+.................    621     27,405
         Envestnet, Inc.+............................    510     27,693
         j2 Global, Inc..............................    544     43,183
         Red Violet, Inc.+...........................     34        214
         SendGrid, Inc.+.............................    100      2,886
         Simulations Plus, Inc....................... 28,982    476,754
         Tintri, Inc.+...............................    160        181
         Veritone, Inc.+.............................     34        704
         Workiva, Inc.+..............................    299      6,727
                                                             ----------
                                                                637,029
                                                             ----------
        Computers -- 0.1%
         Nutanix, Inc., Class A+.....................  1,284     64,958
                                                             ----------

                                                            Value
                     Security Description           Shares (Note 3)
             ------------------------------------------------------
             Computers-Integrated Systems -- 0.2%
               Agilysys, Inc.+.....................    180 $  2,120
               Cray, Inc.+.........................    469   11,186
               Diebold Nixdorf, Inc................    885   13,585
               Maxwell Technologies, Inc.+.........    427    2,191
               Mercury Systems, Inc.+..............    549   17,612
               MTS Systems Corp....................    209   10,617
               NetScout Systems, Inc.+.............    988   26,824
               Radisys Corp.+......................    431      329
               Super Micro Computer, Inc.+.........    456    8,071
               USA Technologies, Inc.+.............    567    4,961
               VeriFone Systems, Inc.+.............  1,289   29,660
                                                           --------
                                                            127,156
                                                           --------
             Computers-Memory Devices -- 0.0%
               Pure Storage, Inc., Class A+........  1,136   22,981
               Quantum Corp.+......................    333    1,306
                                                           --------
                                                             24,287
                                                           --------
             Computers-Other -- 0.1%
               3D Systems Corp.+...................  1,279   12,841
               ExOne Co.+..........................    130      900
               Lumentum Holdings, Inc.+............    724   36,526
               PlayAGS, Inc.+......................    121    2,736
               Stratasys, Ltd.+....................    591   11,329
                                                           --------
                                                             64,332
                                                           --------
             Computers-Periphery Equipment -- 0.5%
               Electronics For Imaging, Inc.+......    533   14,764
               Mitek Systems, Inc.+................    378    2,929
               TransAct Technologies, Inc.......... 27,713  338,099
                                                           --------
                                                            355,792
                                                           --------
             Computers-Voice Recognition -- 0.0%
               Vocera Communications, Inc.+........    339    8,499
                                                           --------
             Consulting Services -- 1.0%
               CRA International, Inc.............. 10,433  589,151
               Forrester Research, Inc.............    119    4,736
               Franklin Covey Co.+.................    114    2,782
               FTI Consulting, Inc.+...............    443   25,871
               Hackett Group, Inc..................    275    4,458
               Huron Consulting Group, Inc.+.......    257    9,625
               ICF International, Inc..............    210   14,091
               Information Services Group, Inc.+...    379    1,645
               Navigant Consulting, Inc.+..........    537   11,486
               Vectrus, Inc.+......................    130    4,680
                                                           --------
                                                            668,525
                                                           --------
             Consumer Products-Misc. -- 0.1%
               Central Garden & Pet Co.+...........    124    4,649
               Central Garden & Pet Co., Class A+..    413   14,661
               CSS Industries, Inc.................    104    1,774
               Helen of Troy, Ltd.+................    319   28,439
               WD-40 Co............................    162   21,368
                                                           --------
                                                             70,891
                                                           --------
             Containers-Metal/Glass -- 0.0%
               Greif, Inc., Class A................    299   17,497
               Greif, Inc., Class B................     65    4,092
                                                           --------
                                                             21,589
                                                           --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                               Value
                     Security Description              Shares (Note 3)
         ------------------------------------------------------------
         COMMON STOCKS (continued)
         Containers-Paper/Plastic -- 0.1%
          KapStone Paper and Packaging Corp...........  1,018 $ 35,040
          Multi-Color Corp............................    160   10,392
          UFP Technologies, Inc.+.....................     76    2,527
                                                              --------
                                                                47,959
                                                              --------
         Cosmetics & Toiletries -- 0.0%
          e.l.f. Beauty, Inc.+........................    246    4,470
          Inter Parfums, Inc..........................    202   10,343
          Revlon, Inc., Class A+......................    138    3,146
                                                              --------
                                                                17,959
                                                              --------
         Cruise Lines -- 0.0%
          Lindblad Expeditions Holdings, Inc.+........    235    2,573
                                                              --------
         Data Processing/Management -- 0.3%
          Acxiom Corp.+...............................    928   24,110
          Amber Road, Inc.+...........................    235    2,176
          Bottomline Technologies (DE), Inc.+.........    466   18,416
          CommVault Systems, Inc.+....................    454   31,757
          CSG Systems International, Inc..............    390   16,688
          Fair Isaac Corp.+...........................    349   60,440
          Pegasystems, Inc............................    429   26,191
                                                              --------
                                                               179,778
                                                              --------
         Decision Support Software -- 0.0%
          Castlight Health, Inc., Class B+............    749    2,809
          QAD, Inc., Class A..........................    117    5,253
                                                              --------
                                                                 8,062
                                                              --------
         Diagnostic Equipment -- 0.1%
          Accelerate Diagnostics, Inc.+...............    308    6,838
          BioTelemetry, Inc.+.........................    372   14,210
          GenMark Diagnostics, Inc.+..................    597    3,737
          Genomic Health, Inc.+.......................    234    7,425
          Oxford Immunotec Global PLC+................    296    3,798
          Quanterix Corp.+............................     58      983
          Quotient, Ltd.+.............................    309    1,288
          Repligen Corp.+.............................    440   16,280
                                                              --------
                                                                54,559
                                                              --------
         Diagnostic Kits -- 0.1%
          Foundation Medicine, Inc.+..................    169   12,903
          Meridian Bioscience, Inc....................    487    7,110
          OraSure Technologies, Inc.+.................    662   11,738
          Quidel Corp.+...............................    333   18,881
                                                              --------
                                                                50,632
                                                              --------
         Dialysis Centers -- 0.5%
          American Renal Associates Holdings, Inc.+... 24,087  352,875
                                                              --------
         Disposable Medical Products -- 0.1%
          ICU Medical, Inc.+..........................    179   45,054
          Merit Medical Systems, Inc.+................    570   27,645
          Utah Medical Products, Inc..................     40    4,062
                                                              --------
                                                                76,761
                                                              --------
         Distribution/Wholesale -- 0.2%
          Anixter International, Inc.+................    340   20,026
          Core-Mark Holding Co., Inc..................    534   11,006
          EnviroStar, Inc.............................     43    1,569

                                                                  Value
                     Security Description                 Shares (Note 3)
      -------------------------------------------------------------------
      Distribution/Wholesale (continued)
        Essendant, Inc...................................   438  $  3,259
        Fossil Group, Inc.+..............................   518     7,744
        G-III Apparel Group, Ltd.+.......................   507    18,500
        H&E Equipment Services, Inc......................   369    11,937
        Huttig Building Products, Inc.+..................   279     1,733
        Nexeo Solutions, Inc.+...........................   307     3,128
        ScanSource, Inc.+................................   293    10,050
        SiteOne Landscape Supply, Inc.+..................   397    27,194
        Systemax, Inc....................................   134     4,212
        Titan Machinery, Inc.+...........................   220     4,250
        Triton International, Ltd........................   551    17,087
        Veritiv Corp.+...................................   134     5,099
                                                                 --------
                                                                  146,794
                                                                 --------
      Diversified Financial Services -- 0.0%
        Ladder Capital Corp..............................   924    12,844
                                                                 --------
      Diversified Manufacturing Operations -- 0.8%
        Actuant Corp., Class A...........................   697    16,414
        AZZ, Inc.........................................   304    13,543
        Barnes Group, Inc................................   588    32,652
        Chase Corp.......................................    84     9,408
        EnPro Industries, Inc............................   248    18,637
        Fabrinet+........................................   425    11,989
        Federal Signal Corp..............................   691    14,967
        GP Strategies Corp.+.............................   147     3,065
        Harsco Corp.+....................................   941    19,243
        LSB Industries, Inc.+............................   254     1,405
        Lydall, Inc.+.................................... 7,976   355,730
        NL Industries, Inc.+.............................    98       750
        Raven Industries, Inc............................   423    15,482
        Standex International Corp.......................   148    14,349
        Tredegar Corp....................................   302     5,315
                                                                 --------
                                                                  532,949
                                                                 --------
      Diversified Minerals -- 0.1%
        Fairmount Santrol Holdings, Inc.+................ 1,816     9,988
        Smart Sand, Inc.+................................   256     1,874
        United States Lime & Minerals, Inc...............    23     1,719
        US Silica Holdings, Inc..........................   956    28,785
                                                                 --------
                                                                   42,366
                                                                 --------
      Diversified Operations -- 0.0%
        HRG Group, Inc.+................................. 1,392    15,646
                                                                 --------
      Diversified Operations/Commercial Services -- 0.5%
        Viad Corp........................................ 6,592   334,544
                                                                 --------
      Drug Delivery Systems -- 0.4%
        Antares Pharma, Inc.+............................ 1,682     3,936
        Catalent, Inc.+.................................. 1,566    64,378
        Depomed, Inc.+...................................   675     4,239
        Heron Therapeutics, Inc.+........................   635    19,241
        Nektar Therapeutics+............................. 1,761   147,325
        Revance Therapeutics, Inc.+......................   315     8,804
                                                                 --------
                                                                  247,923
                                                                 --------
      E-Commerce/Products -- 0.1%
        1-800-flowers.com, Inc., Class A+................   312     3,962
        Chegg, Inc.+..................................... 1,137    26,390
        Etsy, Inc.+...................................... 1,415    42,365

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                               Value
                     Security Description              Shares (Note 3)
         ------------------------------------------------------------
         COMMON STOCKS (continued)
         E-Commerce/Products (continued)
          FTD Cos., Inc.+.............................   198  $  1,275
          Lands' End, Inc.+...........................   155     2,999
          Overstock.com, Inc.+........................   196     7,468
                                                              --------
                                                                84,459
                                                              --------
         E-Commerce/Services -- 0.4%
          Cars.com, Inc.+.............................   843    24,009
          Carvana Co.+................................   276     7,234
          ChannelAdvisor Corp.+.......................   300     3,990
          Groupon, Inc.+.............................. 3,977    18,453
          GrubHub, Inc.+.............................. 1,006   101,747
          Leaf Group, Ltd.+...........................   167     1,227
          Quotient Technology, Inc.+..................   885    11,859
          Shutterfly, Inc.+...........................   381    30,831
          Shutterstock, Inc.+.........................   217     9,144
          Stamps.com, Inc.+...........................   191    43,500
          Trade Desk, Inc., Class A+..................   284    14,532
          TrueCar, Inc.+..............................   823     8,148
                                                              --------
                                                               274,674
                                                              --------
         E-Marketing/Info -- 0.0%
          Cardlytics, Inc.+...........................    64       897
          Liquidity Services, Inc.+...................   304     1,961
          New Media Investment Group, Inc.............   599     9,932
          QuinStreet, Inc.+...........................   436     4,901
          Rubicon Project, Inc.+......................   519     1,131
                                                              --------
                                                                18,822
                                                              --------
         E-Services/Consulting -- 0.0%
          Perficient, Inc.+...........................   402     9,941
                                                              --------
         Educational Software -- 0.1%
          2U, Inc.+...................................   563    45,316
          Instructure, Inc.+..........................   256    10,381
          Rosetta Stone, Inc.+........................   198     2,754
                                                              --------
                                                                58,451
                                                              --------
         Electric Products-Misc. -- 0.1%
          Graham Corp.................................   112     2,417
          Littelfuse, Inc.............................   283    52,898
          Novanta, Inc.+..............................   375    22,050
                                                              --------
                                                                77,365
                                                              --------
         Electric-Distribution -- 0.0%
          Genie Energy, Ltd., Class B.................   158       657
          Spark Energy, Inc., Class A.................   137     1,706
          Unitil Corp.................................   171     8,309
                                                              --------
                                                                10,672
                                                              --------
         Electric-Generation -- 0.0%
          Atlantic Power Corp.+....................... 1,341     2,950
                                                              --------
         Electric-Integrated -- 0.5%
          ALLETE, Inc.................................   599    45,770
          Ameresco, Inc., Class A+....................   219     2,595
          Avista Corp.................................   754    39,102
          Black Hills Corp............................   626    35,482
          El Paso Electric Co.........................   473    24,147
          IDACORP, Inc................................   592    55,056
          MGE Energy, Inc.............................   409    23,742

                                                               Value
                     Security Description              Shares (Note 3)
         ------------------------------------------------------------
         Electric-Integrated (continued)
          NorthWestern Corp...........................    582 $ 31,975
          Otter Tail Corp.............................    460   20,171
          PNM Resources, Inc..........................    934   37,033
          Portland General Electric Co................  1,048   44,519
                                                              --------
                                                               359,592
                                                              --------
         Electronic Components-Misc. -- 1.2%
          AVX Corp....................................    540    7,970
          Bel Fuse, Inc., Class B.....................    113    2,187
          Benchmark Electronics, Inc..................    585   15,386
          CTS Corp....................................    374   11,201
          Kimball Electronics, Inc.+..................    306    4,850
          Knowles Corp.+..............................  1,032   13,210
          Methode Electronics, Inc....................    419   16,718
          Microvision, Inc.+..........................    921    1,179
          NVE Corp....................................  4,364  369,063
          OSI Systems, Inc.+..........................    207   13,252
          Plexus Corp.+...............................    393   21,552
          Rogers Corp.+...............................    211   22,514
          Sanmina Corp.+..............................    829   24,455
          Sparton Corp.+..............................    113    2,087
          Stoneridge, Inc.+...........................    315    8,294
          Vishay Intertechnology, Inc.................  1,551   27,375
          Vishay Precision Group, Inc.+...............    119    3,368
          ZAGG, Inc.+................................. 22,848  255,898
                                                              --------
                                                               820,559
                                                              --------
         Electronic Components-Semiconductors -- 0.8%
          Alpha & Omega Semiconductor, Ltd.+..........    234    3,547
          Ambarella, Inc.+............................    380   17,704
          Amkor Technology, Inc.+.....................  1,193    9,878
          AXT, Inc.+..................................    436    2,551
          CEVA, Inc.+.................................    256    8,346
          Diodes, Inc.+...............................    456   13,019
          DSP Group, Inc.+............................    256    3,059
          EMCORE Corp.+...............................    320    1,440
          GSI Technology, Inc.+.......................    174    1,275
          Impinj, Inc.+...............................    213    2,618
          Inphi Corp.+................................    492   14,061
          Kopin Corp.+................................    721    2,386
          Lattice Semiconductor Corp.+................  1,437    7,789
          MACOM Technology Solutions Holdings, Inc.+..    475    7,894
          Monolithic Power Systems, Inc...............    467   54,686
          Pixelworks, Inc.+........................... 59,314  253,864
          Rambus, Inc.+...............................  1,269   17,131
          Semtech Corp.+..............................    767   30,143
          Silicon Laboratories, Inc.+.................    491   45,614
          SMART Global Holdings, Inc.+................    112    4,385
          Synaptics, Inc.+............................    403   17,539
          Xperi Corp..................................    573   12,606
                                                              --------
                                                               531,535
                                                              --------
         Electronic Measurement Instruments -- 0.1%
          Badger Meter, Inc...........................    329   13,966
          CyberOptics Corp.+..........................     80    1,220
          ESCO Technologies, Inc......................    298   16,643
          FARO Technologies, Inc.+....................    194    9,797
          Fitbit, Inc., Class A+......................  2,268   12,588
          Itron, Inc.+................................    400   26,160

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                Value
                     Security Description               Shares (Note 3)
        ---------------------------------------------------------------
        COMMON STOCKS (continued)
        Electronic Measurement Instruments (continued)
          Mesa Laboratories, Inc.......................     38 $  6,396
                                                               --------
                                                                 86,770
                                                               --------
        Electronic Parts Distribution -- 0.1%
          SYNNEX Corp..................................    340   34,058
          Tech Data Corp.+.............................    411   31,339
                                                               --------
                                                                 65,397
                                                               --------
        Electronic Security Devices -- 0.0%
          Napco Security Technologies, Inc.+...........    139    1,487
                                                               --------
        Energy-Alternate Sources -- 0.1%
          Clean Energy Fuels Corp.+....................  1,598    2,573
          FutureFuel Corp..............................    293    3,428
          Green Plains, Inc............................    456    8,482
          Pacific Ethanol, Inc.+.......................    505    1,768
          Pattern Energy Group, Inc., Class A..........    921   16,744
          Plug Power, Inc.+............................  2,674    4,893
          Renewable Energy Group, Inc.+................    446    5,753
          REX American Resources Corp.+................     68    5,085
          Sunrun, Inc.+................................  1,008    9,294
          TerraForm Power, Inc., Class A...............    532    5,932
          TPI Composites, Inc.+........................    125    2,831
          Vivint Solar, Inc.+..........................    316    1,248
                                                               --------
                                                                 68,031
                                                               --------
        Engineering/R&D Services -- 0.7%
          Argan, Inc...................................    170    6,800
          Exponent, Inc................................    300   25,920
          KBR, Inc.....................................  1,647   27,489
          Mistras Group, Inc.+.........................    202    3,933
          NV5 Global, Inc.+............................  6,620  389,587
          VSE Corp.....................................    101    5,180
                                                               --------
                                                                458,909
                                                               --------
        Engines-Internal Combustion -- 0.0%
          Briggs & Stratton Corp.......................    489    8,817
                                                               --------
        Enterprise Software/Service -- 1.0%
          Alteryx, Inc., Class A+......................    275    8,594
          American Software, Inc., Class A............. 24,676  314,866
          Apptio, Inc., Class A+.......................    273    8,056
          Benefitfocus, Inc.+..........................    186    5,617
          Blackbaud, Inc...............................    558   58,568
          Blackline, Inc.+.............................    331   13,703
          Coupa Software, Inc.+........................    378   17,528
          Donnelley Financial Solutions, Inc.+.........    392    7,213
          Everbridge, Inc.+............................    201    7,507
          Evolent Health, Inc., Class A+...............    700   11,550
          Hortonworks, Inc.+...........................    605   10,243
          LivePerson, Inc.+............................    646   10,853
          Majesco+.....................................     65      329
          ManTech International Corp., Class A.........    302   17,845
          MicroStrategy, Inc., Class A+................    111   14,148
          MobileIron, Inc.+............................    669    3,111
          Model N, Inc.+...............................    278    4,768
          MuleSoft, Inc., Class A+.....................    285   12,705
          Omnicell, Inc.+..............................    439   18,921
          Paycom Software, Inc.+.......................    577   65,899
          PROS Holdings, Inc.+.........................    312    9,210

                                                                     Value
                    Security Description                    Shares  (Note 3)
   ------------------------------------------------------------------------
   Enterprise Software/Service (continued)
     SailPoint Technologies Holding, Inc.+.................     237 $  5,709
     SPS Commerce, Inc.+...................................     198   13,577
     Verint Systems, Inc.+.................................     745   31,364
                                                                    --------
                                                                     671,884
                                                                    --------
   Entertainment Software -- 0.0%
     Glu Mobile, Inc.+.....................................   1,236    5,414
                                                                    --------
   Environmental Consulting & Engineering -- 0.1%
     Tetra Tech, Inc.......................................     655   31,702
                                                                    --------
   Environmental Monitoring & Detection -- 0.1%
     MSA Safety, Inc.......................................     390   33,868
                                                                    --------
   Finance-Commercial -- 0.0%
     Hannon Armstrong Sustainable Infrastructure Capital,
      Inc..................................................     594   11,530
     NewStar Financial, Inc. CVR+(1)(2)....................     360      194
     On Deck Capital, Inc.+................................     586    3,076
                                                                    --------
                                                                      14,800
                                                                    --------
   Finance-Consumer Loans -- 1.1%
     Curo Group Holdings Corp.+............................      91    1,990
     Elevate Credit, Inc.+.................................     203    1,551
     Encore Capital Group, Inc.+...........................     281   12,533
     Enova International, Inc.+............................  22,364  655,265
     LendingClub Corp.+....................................   3,825   10,289
     Nelnet, Inc., Class A.................................     223   11,777
     Ocwen Financial Corp.+................................   1,262    5,124
     PRA Group, Inc.+......................................     523   18,619
     Regional Management Corp.+............................     119    3,911
     World Acceptance Corp.+...............................      71    7,277
                                                                    --------
                                                                     728,336
                                                                    --------
   Finance-Credit Card -- 0.1%
     Blackhawk Network Holdings, Inc.+.....................     640   28,736
                                                                    --------
   Finance-Investment Banker/Broker -- 1.0%
     Cowen, Inc.+..........................................     303    4,697
     Diamond Hill Investment Group, Inc....................      37    7,231
     Evercore, Inc., Class A...............................     451   45,664
     GAIN Capital Holdings, Inc............................     400    3,264
     Greenhill & Co., Inc..................................     285    5,785
     Houlihan Lokey, Inc...................................     313   13,928
     INTL. FCStone, Inc.+..................................     177    7,933
     Investment Technology Group, Inc......................     385    7,785
     Ladenburg Thalmann Financial Services, Inc............ 130,228  432,357
     Moelis & Co., Class A.................................     366   19,691
     Oppenheimer Holdings, Inc., Class A...................     113    3,034
     Piper Jaffray Cos.....................................     168   11,768
     PJT Partners, Inc., Class A...........................     212   11,764
     Stifel Financial Corp.................................     780   45,458
     Virtu Financial, Inc., Class A........................     296   10,656
                                                                    --------
                                                                     631,015
                                                                    --------
   Finance-Leasing Companies -- 0.0%
     Aircastle, Ltd........................................     557   10,917
     Marlin Business Services Corp.........................     103    2,822
                                                                    --------
                                                                      13,739
                                                                    --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                             Value
                     Security Description            Shares (Note 3)
            -------------------------------------------------------
            COMMON STOCKS (continued)
            Finance-Mortgage Loan/Banker -- 0.1%
             Arlington Asset Investment Corp.,
               Class A..............................   322  $  3,684
             Ellie Mae, Inc.+.......................   396    38,360
             Federal Agricultural Mtg. Corp.,
               Class C..............................   103     8,807
             Granite Point Mtg. Trust, Inc..........   505     8,403
             Impac Mortgage Holdings, Inc.+.........   114       976
             Nationstar Mtg. Holdings, Inc.+........   342     6,163
             PennyMac Financial Services, Inc.,
               Class A+.............................   186     3,832
             PHH Corp.+.............................   375     3,979
             TPG RE Finance Trust, Inc..............   242     4,789
                                                            --------
                                                              78,993
                                                            --------
            Finance-Other Services -- 0.0%
             R1 RCM, Inc.+.......................... 1,174     8,723
             WageWorks, Inc.+.......................   466    19,409
                                                            --------
                                                              28,132
                                                            --------
            Financial Guarantee Insurance -- 0.2%
             MBIA, Inc.+............................ 1,041     8,869
             MGIC Investment Corp.+................. 4,336    43,447
             NMI Holdings, Inc., Class A+...........   667     9,238
             Radian Group, Inc...................... 2,537    36,279
                                                            --------
                                                              97,833
                                                            --------
            Firearms & Ammunition -- 0.1%
             American Outdoor Brands Corp.+.........   629     6,919
             Axon Enterprise, Inc.+.................   610    25,608
             Sturm Ruger & Co., Inc.................   198    10,939
                                                            --------
                                                              43,466
                                                            --------
            Food-Canned -- 0.0%
             Seneca Foods Corp., Class A+...........    81     2,232
                                                            --------
            Food-Confectionery -- 0.0%
             Hostess Brands, Inc.+..................   937    13,165
             Tootsie Roll Industries, Inc...........   198     5,653
                                                            --------
                                                              18,818
                                                            --------
            Food-Dairy Products -- 0.0%
             Dean Foods Co.......................... 1,064     9,161
             Lifeway Foods, Inc.+...................    55       292
                                                            --------
                                                               9,453
                                                            --------
            Food-Misc./Diversified -- 0.2%
             B&G Foods, Inc.........................   770    17,518
             Cal-Maine Foods, Inc.+.................   336    16,363
             Darling Ingredients, Inc.+............. 1,922    32,943
             J&J Snack Foods Corp...................   176    24,184
             John B. Sanfilippo & Son, Inc..........   100     5,689
             Lancaster Colony Corp..................   220    27,630
                                                            --------
                                                             124,327
                                                            --------
            Food-Retail -- 0.0%
             Ingles Markets, Inc., Class A..........   165     5,651
             Smart & Final Stores, Inc.+............   265     1,352
             SUPERVALU, Inc.+.......................   449     7,862
             Village Super Market, Inc., Class A....    93     2,530
             Weis Markets, Inc......................   112     5,154
                                                            --------
                                                              22,549
                                                            --------

                                                             Value
                    Security Description            Shares  (Note 3)
          -----------------------------------------------------------
          Food-Wholesale/Distribution -- 1.5%
            Calavo Growers, Inc....................  5,312 $  497,734
            Chefs' Warehouse, Inc.+................ 17,695    429,104
            Fresh Del Monte Produce, Inc...........    379     18,628
            Performance Food Group Co.+............  1,191     38,648
            SpartanNash Co.........................    429      7,799
            United Natural Foods, Inc.+............    594     26,742
                                                           ----------
                                                            1,018,655
                                                           ----------
          Footwear & Related Apparel -- 0.2%
            Crocs, Inc.+...........................    815     12,877
            Deckers Outdoor Corp.+.................    370     34,506
            Iconix Brand Group, Inc.+..............    586        475
            Steven Madden, Ltd.....................    692     33,389
            Weyco Group, Inc.......................     72      2,643
            Wolverine World Wide, Inc..............  1,091     32,686
                                                           ----------
                                                              116,576
                                                           ----------
          Funeral Services & Related Items -- 0.5%
            Carriage Services, Inc................. 11,359    295,675
            Matthews International Corp., Class A..    366     17,989
                                                           ----------
                                                              313,664
                                                           ----------
          Gambling (Non-Hotel) -- 0.1%
            Golden Entertainment, Inc.+............    208      5,564
            Pinnacle Entertainment, Inc.+..........    619     19,882
            Red Rock Resorts, Inc., Class A........    808     24,394
                                                           ----------
                                                               49,840
                                                           ----------
          Gas-Distribution -- 0.4%
            Chesapeake Utilities Corp..............    185     14,060
            New Jersey Resources Corp..............  1,020     42,177
            Northwest Natural Gas Co...............    333     20,413
            ONE Gas, Inc...........................    611     42,599
            RGC Resources, Inc.....................     78      2,020
            South Jersey Industries, Inc...........    935     28,892
            Southwest Gas Holdings, Inc............    556     40,582
            Spire, Inc.............................    553     39,899
            WGL Holdings, Inc......................    600     51,060
                                                           ----------
                                                              281,702
                                                           ----------
          Gold Mining -- 0.0%
            Gold Resource Corp.....................    614      3,113
            Klondex Mines, Ltd.+...................  2,086      5,111
                                                           ----------
                                                                8,224
                                                           ----------
          Golf -- 0.1%
            Acushnet Holdings Corp.................    369      8,915
            Callaway Golf Co.......................  1,095     18,900
            Drive Shack, Inc.+.....................    728      3,953
                                                           ----------
                                                               31,768
                                                           ----------
          Hazardous Waste Disposal -- 0.8%
            Heritage-Crystal Clean, Inc.+.......... 15,846    335,143
            Sharps Compliance Corp.+............... 50,214    199,851
            US Ecology, Inc........................    256     13,645
                                                           ----------
                                                              548,639
                                                           ----------
          Health Care Cost Containment -- 0.1%
            CorVel Corp.+..........................    109      5,346
            HealthEquity, Inc.+....................    591     38,811
                                                           ----------
                                                               44,157
                                                           ----------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                  Value
                    Security Description                 Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCKS (continued)
      Heart Monitors -- 0.0%
       FONAR Corp.+.....................................     72 $    2,048
                                                                ----------
      Home Furnishings -- 0.0%
       Ethan Allen Interiors, Inc.......................    291      6,417
       Flexsteel Industries, Inc........................     89      3,263
       Hooker Furniture Corp............................    135      5,096
       Sleep Number Corp.+..............................    460     13,036
                                                                ----------
                                                                    27,812
                                                                ----------
      Hotels/Motels -- 0.1%
       Belmond, Ltd., Class A+..........................  1,048     11,213
       Bluegreen Vacations Corp.........................     88      2,048
       ILG, Inc.........................................  1,245     42,492
       La Quinta Holdings, Inc.+........................    955     18,661
       Marcus Corp......................................    219      6,526
       Red Lion Hotels Corp.+...........................    194      1,911
                                                                ----------
                                                                    82,851
                                                                ----------
      Housewares -- 0.0%
       Libbey, Inc......................................    257      1,470
       Lifetime Brands, Inc.............................    116      1,380
                                                                ----------
                                                                     2,850
                                                                ----------
      Human Resources -- 1.7%
       AMN Healthcare Services, Inc.+...................    552     36,901
       ASGN, Inc.+......................................    586     47,249
       Barrett Business Services, Inc...................  5,078    444,426
       BG Staffing, Inc.................................     80      1,526
       Cross Country Healthcare, Inc.+..................    414      5,208
       Heidrick & Struggles International, Inc..........    215      8,095
       Insperity, Inc...................................    424     34,026
       Kelly Services, Inc., Class A....................    357     10,446
       Kforce, Inc......................................    271      7,195
       Korn/Ferry International.........................    616     32,931
       Paylocity Holding Corp.+.........................    310     16,935
       Resources Connection, Inc........................    355      5,556
       TriNet Group, Inc.+..............................    484     24,999
       TrueBlue, Inc.+..................................    478     12,739
       Willdan Group, Inc.+............................. 15,797    451,794
                                                                ----------
                                                                 1,140,026
                                                                ----------
      Identification Systems -- 0.0%
       Brady Corp., Class A.............................    544     19,802
                                                                ----------
      Import/Export -- 0.0%
       Castle Brands, Inc.+.............................  1,049      1,311
                                                                ----------
      Independent Power Producers -- 0.1%
       NRG Yield, Inc., Class A.........................    408      7,185
       NRG Yield, Inc., Class C.........................    764     13,599
       Ormat Technologies, Inc..........................    472     27,329
                                                                ----------
                                                                    48,113
                                                                ----------
      Industrial Audio & Video Products -- 0.0%
       Akoustis Technologies, Inc.+.....................    140        710
       GoPro, Inc., Class A+............................  1,277      6,461
       Iteris, Inc.+....................................    298      1,511
                                                                ----------
                                                                     8,682
                                                                ----------

                                                                      Value
                     Security Description                     Shares (Note 3)
   -------------------------------------------------------------------------
   Industrial Automated/Robotic -- 0.2%
    Hurco Cos., Inc..........................................     73 $  3,227
    Ichor Holdings, Ltd.+....................................  5,490  121,329
                                                                     --------
                                                                      124,556
                                                                     --------
   Instruments-Controls -- 0.1%
    Allied Motion Technologies, Inc..........................     77    3,070
    Control4 Corp.+..........................................    303    6,314
    Watts Water Technologies, Inc., Class A..................    326   24,287
    Woodward, Inc............................................    624   44,891
                                                                     --------
                                                                       78,562
                                                                     --------
   Instruments-Scientific -- 0.0%
    Fluidigm Corp.+..........................................    454    2,679
                                                                     --------
   Insurance Brokers -- 0.0%
    Crawford & Co., Class B..................................    140    1,123
    eHealth, Inc.+...........................................    184    3,466
                                                                     --------
                                                                        4,589
                                                                     --------
   Insurance-Life/Health -- 0.9%
    American Equity Investment Life Holding Co...............  1,013   30,593
    CNO Financial Group, Inc.................................  1,952   41,851
    FBL Financial Group, Inc., Class A.......................    116    9,019
    Health Insurance Innovations, Inc., Class A+............. 15,277  435,395
    Independence Holding Co..................................     70    2,478
    National Western Life Group, Inc., Class A...............     27    8,570
    Primerica, Inc...........................................    519   50,213
    Trupanion, Inc.+.........................................    266    6,990
                                                                     --------
                                                                      585,109
                                                                     --------
   Insurance-Multi-line -- 0.1%
    Citizens, Inc.+..........................................    545    4,235
    Genworth Financial, Inc., Class A+.......................  5,887   16,248
    Horace Mann Educators Corp...............................    479   21,411
    Kemper Corp..............................................    464   31,320
    United Fire Group, Inc...................................    248   12,472
                                                                     --------
                                                                       85,686
                                                                     --------
   Insurance-Property/Casualty -- 2.4%
    Ambac Financial Group, Inc.+.............................    532    9,060
    AMERISAFE, Inc...........................................    224   13,283
    AmTrust Financial Services, Inc..........................    998   12,864
    Atlas Financial Holdings, Inc.+..........................    123    1,292
    Baldwin & Lyons, Inc., Class B...........................    109    2,540
    Donegal Group, Inc., Class A.............................    103    1,434
    EMC Insurance Group, Inc.................................    103    2,676
    Employers Holdings, Inc..................................    372   15,215
    Enstar Group, Ltd.+......................................    132   27,740
    Federated National Holding Co............................    139    2,349
    Global Indemnity, Ltd....................................     97    3,966
    Hallmark Financial Services, Inc.+.......................    156    1,602
    HCI Group, Inc...........................................     92    3,854
    Heritage Insurance Holdings, Inc......................... 18,884  296,479
    Infinity Property & Casualty Corp........................    125   16,500
    Investors Title Co.......................................     17    3,310
    James River Group Holdings, Ltd..........................    299   10,860
    Kingstone Cos., Inc...................................... 27,427  469,002
    Kinsale Capital Group, Inc............................... 10,190  525,294
    National General Holdings Corp...........................    575   14,818
    Navigators Group, Inc....................................    241   13,616

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                               Value
                    Security Description              Shares  (Note 3)
        --------------------------------------------------------------
        COMMON STOCKS (continued)
        Insurance-Property/Casualty (continued)
         NI Holdings, Inc.+..........................    118 $    1,929
         RLI Corp....................................    451     28,539
         Safety Insurance Group, Inc.................    171     13,680
         Selective Insurance Group, Inc..............    674     39,901
         State Auto Financial Corp...................    186      5,809
         Stewart Information Services Corp...........    247     10,302
         Third Point Reinsurance, Ltd.+..............  1,076     14,311
         Tiptree, Inc................................    300      1,905
         United Insurance Holdings Corp..............    241      4,545
         Universal Insurance Holdings, Inc...........    364     11,812
                                                             ----------
                                                              1,580,487
                                                             ----------
        Insurance-Reinsurance -- 0.1%
         Argo Group International Holdings, Ltd......    384     22,445
         Blue Capital Reinsurance Holdings, Ltd......     69        800
         Essent Group, Ltd.+.........................    953     31,411
         Greenlight Capital Re, Ltd., Class A+.......    353      5,472
         Maiden Holdings, Ltd........................    821      6,281
         WMIH Corp.+.................................  2,266      3,104
                                                             ----------
                                                                 69,513
                                                             ----------
        Internet Application Software -- 0.1%
         Okta, Inc.+.................................    228      9,761
         RealNetworks, Inc.+.........................    284      1,014
         Tucows, Inc., Class A+......................    106      6,705
         VirnetX Holding Corp.+......................    602      1,324
         Zendesk, Inc.+..............................  1,167     56,891
                                                             ----------
                                                                 75,695
                                                             ----------
        Internet Connectivity Services -- 0.1%
         Boingo Wireless, Inc.+......................    445     10,439
         Cogent Communications Holdings, Inc.........    492     23,198
         Internap Corp.+.............................    237      2,799
                                                             ----------
                                                                 36,436
                                                             ----------
        Internet Content-Entertainment -- 0.0%
         Limelight Networks, Inc.+...................  1,074      5,542
                                                             ----------
        Internet Content-Information/News -- 0.1%
         DHI Group, Inc.+............................    568        795
         HealthStream, Inc...........................    302      7,003
         XO Group, Inc.+.............................    288      6,244
         Yelp, Inc.+.................................    935     41,935
                                                             ----------
                                                                 55,977
                                                             ----------
        Internet Gambling -- 0.0%
         Inspired Entertainment, Inc.+...............    113        565
                                                             ----------
        Internet Security -- 0.7%
         Corindus Vascular Robotics, Inc.+...........  1,193      1,241
         Imperva, Inc.+..............................    398     17,810
         Proofpoint, Inc.+...........................    511     60,267
         Rapid7, Inc.+...............................    323      9,122
         Zix Corp.+.................................. 72,536    366,307
                                                             ----------
                                                                454,747
                                                             ----------
        Internet Telephone -- 0.2%
         8x8, Inc.+..................................  1,048     21,222
         RingCentral, Inc., Class A+.................    762     51,092

                                                                               Value
                        Security Description                           Shares (Note 3)
-------------------------------------------------------------------------------------
Internet Telephone (continued)
 Twilio, Inc., Class A+...............................................    728 $ 30,729
                                                                              --------
                                                                               103,043
                                                                              --------
Investment Companies -- 0.0%
 B. Riley Financial, Inc..............................................    243    5,018
 Cannae Holdings, Inc.+...............................................    724   14,958
 Ominto, Inc.+........................................................    164      477
 Rafael Holdings, Inc., Class B+......................................    101      828
                                                                              --------
                                                                                21,281
                                                                              --------
Investment Management/Advisor Services -- 1.1%
 Altisource Portfolio Solutions SA+...................................    128    3,505
 Artisan Partners Asset Management, Inc., Class A.....................    535   17,200
 Associated Capital Group, Inc., Class A..............................     46    1,663
 BrightSphere Investment Group PLC....................................    882   13,380
 Cohen & Steers, Inc..................................................    250   10,025
 Financial Engines, Inc...............................................    685   30,585
 GAMCO Investors, Inc., Class A.......................................     61    1,565
 Hamilton Lane, Inc., Class A.........................................    165    6,905
 Medley Management, Inc., Class A.....................................     61      348
 Pzena Investment Management, Inc., Class A........................... 25,378  222,311
 Silvercrest Asset Management Group, Inc., Class A.................... 26,332  405,513
 Virtus Investment Partners, Inc......................................     80    9,228
 Waddell & Reed Financial, Inc., Class A..............................    941   19,046
 Westwood Holdings Group, Inc.........................................     95    5,508
 WisdomTree Investments, Inc..........................................  1,350   14,269
                                                                              --------
                                                                               761,051
                                                                              --------
Lasers-System/Components -- 0.1%
 Applied Optoelectronics, Inc.+.......................................    219    6,999
 Electro Scientific Industries, Inc.+.................................    379    6,822
 II-VI, Inc.+.........................................................    703   26,785
                                                                              --------
                                                                                40,606
                                                                              --------
Leisure Products -- 0.0%
 Escalade, Inc........................................................    124    1,643
 Johnson Outdoors, Inc., Class A......................................     57    3,691
 Marine Products Corp.................................................     92    1,396
                                                                              --------
                                                                                 6,730
                                                                              --------
Lighting Products & Systems -- 0.0%
 Revolution Lighting Technologies, Inc.+..............................    146      520
                                                                              --------
Linen Supply & Related Items -- 0.1%
 UniFirst Corp........................................................    179   28,747
                                                                              --------
Machine Tools & Related Products -- 0.1%
 Hardinge, Inc........................................................    135    2,476
 Kennametal, Inc......................................................    952   34,700
 Milacron Holdings Corp.+.............................................    791   14,262
                                                                              --------
                                                                                51,438
                                                                              --------
Machinery-Construction & Mining -- 0.0%
 Astec Industries, Inc................................................    249   13,835
 Hyster-Yale Materials Handling, Inc..................................    121    8,615
                                                                              --------
                                                                                22,450
                                                                              --------
Machinery-Electrical -- 0.1%
 Babcock & Wilcox Enterprises, Inc.+..................................  3,437    7,836
 Franklin Electric Co., Inc...........................................    542   22,222
                                                                              --------
                                                                                30,058
                                                                              --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                               Value
                     Security Description              Shares (Note 3)
         ------------------------------------------------------------
         COMMON STOCKS (continued)
         Machinery-Farming -- 0.0%
          Alamo Group, Inc............................    111 $ 12,151
          Lindsay Corp................................    123   10,807
                                                              --------
                                                                22,958
                                                              --------
         Machinery-General Industrial -- 0.6%
          Albany International Corp., Class A.........    336   19,874
          Altra Industrial Motion Corp................    336   13,994
          Applied Industrial Technologies, Inc........    448   28,650
          Chart Industries, Inc.+.....................    359   20,370
          DXP Enterprises, Inc.+......................    185    6,715
          Gencor Industries, Inc.+....................    103    1,602
          Intevac, Inc.+..............................    234    1,533
          Kadant, Inc.................................  3,123  288,097
          Manitowoc Co, Inc.+.........................    373    9,194
          Tennant Co..................................    206   15,244
          Twin Disc, Inc.+............................    100    2,208
                                                              --------
                                                               407,481
                                                              --------
         Machinery-Material Handling -- 0.0%
          Columbus McKinnon Corp......................    258    9,257
                                                              --------
         Machinery-Pumps -- 0.1%
          Cactus, Inc., Class A+......................    272    7,809
          Gorman-Rupp Co..............................    207    6,517
          NN, Inc.....................................    317    6,435
          SPX FLOW, Inc.+.............................    485   21,825
                                                              --------
                                                                42,586
                                                              --------
         Marine Services -- 0.0%
          Great Lakes Dredge & Dock Corp.+............    665    3,059
          SEACOR Marine Holdings, Inc.+...............    190    4,501
                                                              --------
                                                                 7,560
                                                              --------
         Medical Imaging Systems -- 1.2%
          Analogic Corp...............................    147   12,216
          iRadimed Corp.+............................. 25,383  442,933
          Lantheus Holdings, Inc.+.................... 18,928  336,918
                                                              --------
                                                               792,067
                                                              --------
         Medical Information Systems -- 1.1%
          Allscripts Healthcare Solutions, Inc.+......  2,127   24,716
          Computer Programs & Systems, Inc............  6,323  188,742
          Cotiviti Holdings, Inc.+....................    430   14,852
          Inovalon Holdings, Inc., Class A+...........    750    7,912
          Medidata Solutions, Inc.+...................    660   47,098
          NantHealth, Inc.+...........................    186      634
          Quality Systems, Inc.+......................    621    8,340
          Tabula Rasa HealthCare, Inc.+............... 10,307  422,484
                                                              --------
                                                               714,778
                                                              --------
         Medical Instruments -- 0.4%
          Abaxis, Inc.................................    257   17,109
          AngioDynamics, Inc.+........................    428    8,295
          Cardiovascular Systems, Inc.+...............    381    8,706
          CONMED Corp.................................    321   20,875
          CryoLife, Inc.+.............................    376    8,441
          Endologix, Inc.+............................    962    4,146
          Halyard Health, Inc.+.......................    547   25,911
          Integra LifeSciences Holdings Corp.+........    745   45,914

                                                             Value
                    Security Description            Shares  (Note 3)
           ----------------------------------------------------------
           Medical Instruments (continued)
             iRhythm Technologies, Inc.+...........    167 $    9,711
             LivaNova PLC+.........................    568     50,427
             Natus Medical, Inc.+..................    357     11,799
             NuVasive, Inc.+.......................    594     31,607
             Obalon Therapeutics, Inc.+............    105        404
                                                           ----------
                                                              243,345
                                                           ----------
           Medical Labs & Testing Services -- 0.1%
             Evolus, Inc.+.........................     59        404
             Invitae Corp.+........................    499      2,759
             Medpace Holdings, Inc.+...............    110      4,069
             Natera, Inc.+.........................    374      4,163
             Syneos Health, Inc.+..................    639     24,346
             Teladoc, Inc.+........................    680     29,240
                                                           ----------
                                                               64,981
                                                           ----------
           Medical Laser Systems -- 0.0%
             Cutera, Inc.+.........................    155      7,773
                                                           ----------
           Medical Products -- 2.1%
             Accuray, Inc.+........................    979      4,895
             AtriCure, Inc.+.......................    376      8,358
             Atrion Corp...........................     16      9,954
             AxoGen, Inc.+.........................    329     13,094
             Cantel Medical Corp...................    426     47,742
             Cerus Corp.+..........................  1,488      7,738
             ConforMIS, Inc.+......................    651        843
             Glaukos Corp.+........................    335     11,283
             Globus Medical, Inc., Class A+........    826     42,283
             Haemonetics Corp.+....................    630     49,165
             Inogen, Inc.+.........................    202     28,397
             Integer Holdings Corp.+...............    367     20,148
             Intersect ENT, Inc.+..................    311     12,424
             Invacare Corp.........................    381      6,934
             K2M Group Holdings, Inc.+.............    482      9,206
             LeMaitre Vascular, Inc................ 10,789    339,314
             Luminex Corp..........................    478     10,205
             MiMedx Group, Inc.+...................  1,213      9,959
             NanoString Technologies, Inc.+........    241      2,290
             Nevro Corp.+..........................    328     29,310
             Novocure, Ltd.+.......................    685     18,701
             NxStage Medical, Inc.+................    760     20,231
             Orthofix International NV+............  9,582    584,694
             OrthoPediatrics Corp.+................     54      1,016
             Penumbra, Inc.+.......................    343     42,652
             Pulse Biosciences, Inc.+..............    107      1,882
             Restoration Robotics, Inc.+...........     43        184
             Rockwell Medical, Inc.+...............    561      2,968
             Sientra, Inc.+........................    170      2,241
             Surmodics, Inc.+......................    151      5,640
             Tactile Systems Technology, Inc.+.....    152      5,291
             Viveve Medical, Inc.+.................    237        815
             Wright Medical Group NV+..............  1,241     24,336
                                                           ----------
                                                            1,374,193
                                                           ----------
           Medical-Biomedical/Gene -- 4.0%
             Abeona Therapeutics, Inc.+............    329      5,741
             Acceleron Pharma, Inc.+...............    439     15,325
             Achillion Pharmaceuticals, Inc.+......  1,587      5,983
             Acorda Therapeutics, Inc.+............    507     11,712

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                  Value
                     Security Description                 Shares (Note 3)
       -----------------------------------------------------------------
       COMMON STOCKS (continued)
       Medical-Biomedical/Gene (continued)
        Aduro Biotech, Inc.+.............................    527 $  3,636
        Advaxis, Inc.+...................................    440      704
        Agenus, Inc.+....................................    890    3,053
        Aileron Therapeutics, Inc.+......................     62      315
        Alder Biopharmaceuticals, Inc.+..................    742   10,536
        Allena Pharmaceuticals, Inc.+....................     63      903
        AMAG Pharmaceuticals, Inc.+......................    411    8,446
        Amicus Therapeutics, Inc.+.......................  2,182   30,875
        AnaptysBio, Inc.+................................    209   19,600
        Anavex Life Sciences Corp.+......................    462    1,053
        ANI Pharmaceuticals, Inc.+.......................  7,544  447,736
        Aratana Therapeutics, Inc.+......................    484    2,493
        Ardelyx, Inc.+...................................    391    1,877
        Arena Pharmaceuticals, Inc.+.....................    561   22,350
        ARMO BioSciences, Inc.+..........................     80    2,130
        Arsanis, Inc.+...................................     54    1,082
        Assembly Biosciences, Inc.+......................    190    8,261
        Asterias Biotherapeutics, Inc.+..................    346      433
        Atara Biotherapeutics, Inc.+.....................    385   15,535
        Athersys, Inc.+..................................  1,195    2,402
        Audentes Therapeutics, Inc.+.....................    235    8,780
        Avexis, Inc.+....................................    329   69,965
        Axovant Sciences, Ltd.+..........................    380      407
        Bellicum Pharmaceuticals, Inc.+..................    318    2,127
        BioCryst Pharmaceuticals, Inc.+..................  1,147    5,643
        Biohaven Pharmaceutical Holding Co., Ltd.+.......    372   10,848
        BioTime, Inc.+...................................  1,014    2,190
        Bluebird Bio, Inc.+..............................    573   97,496
        Blueprint Medicines Corp.+.......................    498   38,207
        Cambrex Corp.+...................................    380   20,121
        Celcuity, Inc.+..................................     33      636
        Celldex Therapeutics, Inc.+......................  1,540    1,140
        ChemoCentryx, Inc.+..............................    289    3,159
        Clearside Biomedical, Inc.+......................    242    2,948
        Corium International, Inc.+......................    238    2,351
        Corvus Pharmaceuticals, Inc.+....................     99      950
        Cue Biopharma, Inc.+.............................    104    1,148
        Curis, Inc.+.....................................  1,548      826
        CytomX Therapeutics, Inc.+.......................    340    8,942
        Deciphera Pharmaceuticals, Inc.+.................     97    2,177
        Denali Therapeutics, Inc.+.......................    189    3,493
        Dynavax Technologies Corp.+......................    712   12,068
        Edge Therapeutics, Inc.+.........................    232      255
        Editas Medicine, Inc.+...........................    434   13,628
        Emergent BioSolutions, Inc.+.....................    392   20,329
        Enzo Biochem, Inc.+.............................. 35,008  210,048
        Epizyme, Inc.+...................................    573    7,363
        Esperion Therapeutics, Inc.+.....................    203   14,212
        Exact Sciences Corp.+............................  1,377   68,864
        Fate Therapeutics, Inc.+.........................    565    5,706
        FibroGen, Inc.+..................................    816   37,087
        Five Prime Therapeutics, Inc.+...................    385    6,449
        Fortress Biotech, Inc.+..........................    386    1,544
        Genocea Biosciences, Inc.+.......................    965      926
        Geron Corp.+.....................................  1,740    6,473
        Halozyme Therapeutics, Inc.+.....................  1,397   26,445
        Idera Pharmaceuticals, Inc.+.....................  1,651    2,526
        ImmunoGen, Inc.+.................................  1,169   12,847

                                                                  Value
                     Security Description                 Shares (Note 3)
       -----------------------------------------------------------------
       Medical-Biomedical/Gene (continued)
        Immunomedics, Inc.+..............................  1,196 $ 21,779
        Innoviva, Inc.+..................................    878   12,731
        Inovio Pharmaceuticals, Inc.+....................    953    4,184
        Insmed, Inc.+....................................    895   21,775
        Intellia Therapeutics, Inc.+.....................    195    3,904
        Iovance Biotherapeutics, Inc.+...................    863   12,513
        Karyopharm Therapeutics, Inc.+...................    416    5,441
        Kura Oncology, Inc.+.............................    252    3,818
        Lexicon Pharmaceuticals, Inc.+...................    504    4,158
        Ligand Pharmaceuticals, Inc.+....................    240   37,164
        Loxo Oncology, Inc.+.............................    268   33,744
        MacroGenics, Inc.+...............................    397    9,155
        Matinas BioPharma Holdings, Inc.+................    765      339
        Medicines Co.+...................................    816   24,553
        Menlo Therapeutics, Inc.+........................     75      601
        Merrimack Pharmaceuticals, Inc...................    150    1,272
        Myriad Genetics, Inc.+...........................    764   21,614
        NantKwest, Inc.+.................................    346    1,349
        NeoGenomics, Inc.+............................... 39,986  383,066
        NewLink Genetics Corp.+..........................    340    1,550
        Novavax, Inc.+...................................  3,656    5,703
        Novelion Therapeutics, Inc.+.....................    177      759
        Nymox Pharmaceutical Corp.+......................    370    1,513
        Omeros Corp.+....................................    532    7,634
        Oncocyte Corp.+..................................     45       97
        Organovo Holdings, Inc.+.........................  1,225    1,519
        Otonomy, Inc.+...................................    330    1,237
        Ovid therapeutics, Inc.+.........................    144    1,365
        Pacific Biosciences of California, Inc.+.........  1,351    3,486
        PDL BioPharma, Inc.+.............................  1,784    5,209
        Pieris Pharmaceuticals, Inc.+.................... 45,879  292,249
        Prothena Corp. PLC+..............................    454    5,448
        PTC Therapeutics, Inc.+..........................    469   13,005
        Puma Biotechnology, Inc.+........................    341   21,739
        Radius Health, Inc.+.............................    448   13,530
        REGENXBIO, Inc.+.................................    325   12,139
        resTORbio, Inc.+.................................     77      693
        Retrophin, Inc.+.................................    461   11,571
        Rigel Pharmaceuticals, Inc.+.....................  1,731    6,249
        RTI Surgical, Inc.+..............................    640    2,816
        Sage Therapeutics, Inc.+.........................    493   70,953
        Sangamo Therapeutics, Inc.+......................  8,888  140,430
        Selecta Biosciences, Inc.+.......................    165    1,934
        Seres Therapeutics, Inc.+........................    239    1,833
        Sienna Biopharmaceuticals, Inc.+.................    177    3,395
        Solid Biosciences, Inc.+.........................    106    1,518
        Spark Therapeutics, Inc.+........................    323   24,651
        Spectrum Pharmaceuticals, Inc.+..................  1,017   16,191
        Stemline Therapeutics, Inc.+.....................    311    5,349
        Strongbridge Biopharma PLC+......................    328    2,509
        Syndax Pharmaceuticals, Inc.+....................    138    1,441
        Theravance Biopharma, Inc.+......................    496   11,939
        Tobira Therapeutics, Inc. CVR+(1)(2).............    104        0
        Tocagen, Inc.+...................................    208    1,924
        Ultragenyx Pharmaceutical, Inc.+.................    521   26,488
        VBI Vaccines, Inc.+..............................    404    1,265
        Veracyte, Inc.+..................................    277    1,679
        Versartis, Inc.+.................................    386      579
        WaVe Life Sciences, Ltd.+........................    139    6,179

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                  Value
                    Security Description                 Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCKS (continued)
      Medical-Biomedical/Gene (continued)
       XBiotech, Inc.+..................................    226 $    1,087
       ZIOPHARM Oncology, Inc.+.........................  1,538      6,490
                                                                ----------
                                                                 2,693,010
                                                                ----------
      Medical-Drugs -- 1.7%
       Achaogen, Inc.+..................................    400      5,724
       Aclaris Therapeutics, Inc.+......................  6,916    122,759
       Adamas Pharmaceuticals, Inc.+....................    201      6,068
       Aerie Pharmaceuticals, Inc.+.....................    398     20,378
       Aimmune Therapeutics, Inc.+......................    416     12,913
       Akcea Therapeutics, Inc.+........................    176      4,595
       Apellis Pharmaceuticals, Inc.+...................    129      3,110
       Array BioPharma, Inc.+...........................  2,330     31,595
       Athenex, Inc.+...................................     89      1,425
       BioSpecifics Technologies Corp.+.................     66      2,800
       Catalyst Pharmaceuticals, Inc.+..................  1,024      2,867
       Chimerix, Inc.+..................................    551      2,524
       Clovis Oncology, Inc.+...........................    514     22,297
       Coherus Biosciences, Inc.+.......................    464      5,614
       Collegium Pharmaceutical, Inc.+..................    293      6,929
       Conatus Pharmaceuticals, Inc.+...................    308      1,050
       Corbus Pharmaceuticals Holdings, Inc.+...........    575      3,421
       Corcept Therapeutics, Inc.+......................  1,067     17,798
       Cytokinetics, Inc.+..............................    486      4,034
       Durect Corp.+....................................  1,679      3,408
       Eagle Pharmaceuticals, Inc.+.....................     94      4,889
       Enanta Pharmaceuticals, Inc.+....................    182     16,935
       Global Blood Therapeutics, Inc.+.................    456     20,132
       Horizon Pharma PLC+..............................  1,911     25,302
       Immune Design Corp.+.............................    375      1,388
       Insys Therapeutics, Inc.+........................    286      2,005
       Intra-Cellular Therapies, Inc.+..................    497      8,658
       Ironwood Pharmaceuticals, Inc.+..................  1,576     28,557
       Jounce Therapeutics, Inc.+.......................    169      3,480
       Kala Pharmaceuticals, Inc.+......................    167      2,508
       Keryx Biopharmaceuticals, Inc.+..................  1,048      4,643
       Lannett Co., Inc.+...............................    333      5,195
       Madrigal Pharmaceuticals, Inc.+..................     55      6,224
       MediciNova, Inc.+................................    454      5,117
       Melinta Therapeutics, Inc.+......................    177      1,204
       Minerva Neurosciences, Inc.+.....................    310      2,031
       Miragen Therapeutics, Inc.+......................    200      1,372
       MyoKardia, Inc.+.................................    230     11,362
       Neos Therapeutics, Inc.+.........................    290      2,407
       Ocular Therapeutix, Inc.+........................    338      2,126
       Odonate Therapeutics, Inc.+......................     79      1,665
       Optinose, Inc.+..................................     64      1,370
       Pacira Pharmaceuticals, Inc.+....................    465     15,391
       Paratek Pharmaceuticals, Inc.+................... 15,545    166,331
       PRA Health Sciences, Inc.+.......................    580     47,659
       Prestige Brands Holdings, Inc.+..................    624     18,371
       Progenics Pharmaceuticals, Inc.+.................    828      5,390
       Protagonist Therapeutics, Inc.+..................    133      1,149
       Ra Pharmaceuticals, Inc.+........................    189      1,147
       Reata Pharmaceuticals, Inc., Class A+............    132      3,490
       Rhythm Pharmaceuticals, Inc.+....................     96      2,276
       scPharmaceuticals, Inc.+.........................     86        857
       Spero Therapeutics, Inc.+........................     71        860

                                                               Value
                    Security Description              Shares  (Note 3)
         --------------------------------------------------------------
         Medical-Drugs (continued)
           Supernus Pharmaceuticals, Inc.+...........    565 $   26,498
           Synergy Pharmaceuticals, Inc.+............  3,134      4,889
           Syros Pharmaceuticals, Inc.+..............    181      2,208
           Tetraphase Pharmaceuticals, Inc.+.........    602      1,938
           TG Therapeutics, Inc.+....................    601      8,624
           TherapeuticsMD, Inc.+.....................  1,939     10,665
           Trevena, Inc.+............................    685      1,274
           Vanda Pharmaceuticals, Inc.+.............. 23,669    330,183
           Voyager Therapeutics, Inc.+...............    200      3,632
           vTv Therapeutics, Inc., Class A+..........     83        149
           Zogenix, Inc.+............................    401     15,759
           Zynerba Pharmaceuticals, Inc.+............    137      1,407
                                                             ----------
                                                              1,110,026
                                                             ----------
         Medical-Generic Drugs -- 0.2%
           Amphastar Pharmaceuticals, Inc.+..........  6,138    117,175
           Dova Pharmaceuticals, Inc.+...............     73      2,103
           Impax Laboratories, Inc.+.................    859     16,149
           Momenta Pharmaceuticals, Inc.+............    885     18,408
           Teligent, Inc.+...........................    481      1,443
                                                             ----------
                                                                155,278
                                                             ----------
         Medical-HMO -- 0.8%
           Magellan Health, Inc.+....................    282     23,646
           Molina Healthcare, Inc.+..................    540     44,955
           Tivity Health, Inc.+......................    432     15,530
           Triple-S Management Corp., Class B+....... 15,912    451,105
                                                             ----------
                                                                535,236
                                                             ----------
         Medical-Hospitals -- 0.1%
           Community Health Systems, Inc.+...........  1,114      4,211
           Select Medical Holdings Corp.+............  1,257     22,689
           Surgery Partners, Inc.+...................    221      3,536
           Tenet Healthcare Corp.+...................    952     22,791
                                                             ----------
                                                                 53,227
                                                             ----------
         Medical-Nursing Homes -- 0.1%
           Ensign Group, Inc.........................    572     15,942
           Genesis Healthcare, Inc.+.................    531        807
           Kindred Healthcare, Inc.+.................    997      8,873
           National HealthCare Corp..................    131      8,028
                                                             ----------
                                                                 33,650
                                                             ----------
         Medical-Outpatient/Home Medical -- 1.8%
           Addus HomeCare Corp.+.....................  9,629    505,523
           Amedisys, Inc.+...........................    334     22,074
           Chemed Corp...............................    184     56,712
           Civitas Solutions, Inc.+..................  5,102     72,704
           LHC Group, Inc.+..........................  6,969    518,633
           Providence Service Corp.+.................    132     10,016
                                                             ----------
                                                              1,185,662
                                                             ----------
         Medical-Wholesale Drug Distribution -- 0.0%
           Owens & Minor, Inc........................    712     11,570
                                                             ----------
         Metal Processors & Fabrication -- 0.2%
           Ampco-Pittsburgh Corp.....................    102      1,005
           CIRCOR International, Inc.................    193      8,177
           DMC Global, Inc...........................    165      6,385
           Global Brass & Copper Holdings, Inc.......    254      7,620

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                       Value
                     Security Description                      Shares (Note 3)
  ---------------------------------------------------------------------------
  COMMON STOCKS (continued)
  Metal Processors & Fabrication (continued)
   Haynes International, Inc..................................    145 $  6,062
   LB Foster Co., Class A+....................................     97    2,284
   Mueller Industries, Inc....................................    667   18,129
   Park-Ohio Holdings Corp....................................    103    3,904
   RBC Bearings, Inc.+........................................    274   31,888
   Rexnord Corp.+.............................................  1,219   33,535
   Sun Hydraulics Corp........................................    322   15,640
                                                                      --------
                                                                       134,629
                                                                      --------
  Metal Products-Distribution -- 0.7%
   Lawson Products, Inc.+..................................... 19,591  453,532
   Olympic Steel, Inc.........................................    108    2,533
   Worthington Industries, Inc................................    510   22,710
                                                                      --------
                                                                       478,775
                                                                      --------
  Metal Products-Fasteners -- 0.0%
   Eastern Co.................................................     65    1,846
   TriMas Corp.+..............................................    533   14,444
                                                                      --------
                                                                        16,290
                                                                      --------
  Metal-Aluminum -- 0.1%
   Century Aluminum Co.+......................................    584   10,202
   Kaiser Aluminum Corp.......................................    194   19,117
                                                                      --------
                                                                        29,319
                                                                      --------
  Metal-Diversified -- 0.0%
   Ardmore Shipping Corp.+....................................    378    3,024
   Ferroglobe Representation & Warranty Trust+(1)(2)..........    777        0
                                                                      --------
                                                                         3,024
                                                                      --------
  Metal-Iron -- 0.0%
   Cleveland-Cliffs, Inc.+....................................  3,489   25,888
                                                                      --------
  Miscellaneous Manufacturing -- 0.1%
   American Railcar Industries, Inc...........................     85    3,226
   FreightCar America, Inc....................................    142    1,980
   Hillenbrand, Inc...........................................    741   34,345
   John Bean Technologies Corp................................    368   39,652
                                                                      --------
                                                                        79,203
                                                                      --------
  Motion Pictures & Services -- 0.0%
   Eros International PLC+....................................    359    3,841
   IMAX Corp.+................................................    656   15,219
                                                                      --------
                                                                        19,060
                                                                      --------
  MRI/Medical Diagnostic Imaging -- 0.6%
   RadNet, Inc.+.............................................. 28,571  378,566
                                                                      --------
  Multimedia -- 0.0%
   E.W. Scripps Co., Class A..................................    677    7,535
   Entravision Communications Corp., Class A..................    775    3,604
   Liberty Media Corp.-Liberty Braves, Series A+..............    116    2,548
   Liberty Media Corp.-Liberty Braves, Series C+..............    402    8,860
   Media General, Inc. CVR+(1)(2).............................  1,299        0
                                                                      --------
                                                                        22,547
                                                                      --------
  Networking Products -- 0.4%
   A10 Networks, Inc.+........................................    586    3,575
   Calix, Inc.+...............................................    508    3,378
   Extreme Networks, Inc.+....................................  1,337   14,306

                                                                 Value
                     Security Description               Shares  (Note 3)
        ----------------------------------------------------------------
        Networking Products (continued)
          Infinera Corp.+..............................   1,727 $ 20,240
          NeoPhotonics Corp.+..........................     386    1,984
          NETGEAR, Inc.+...............................     366   20,240
          Silicom, Ltd.................................   5,908  224,327
                                                                --------
                                                                 288,050
                                                                --------
        Night Clubs -- 0.0%
          RCI Hospitality Holdings, Inc................     106    2,882
                                                                --------
        Non-Ferrous Metals -- 0.0%
          Materion Corp................................     233   11,825
          Uranium Energy Corp.+........................   1,597    2,411
                                                                --------
                                                                  14,236
                                                                --------
        Non-Hazardous Waste Disposal -- 0.1%
          Advanced Disposal Services, Inc.+............     592   13,048
          Casella Waste Systems, Inc., Class A+........     458   11,225
          Covanta Holding Corp.........................   1,372   20,443
                                                                --------
                                                                  44,716
                                                                --------
        Office Automation & Equipment -- 0.0%
          Eastman Kodak Co.+...........................     193      955
                                                                --------
        Office Furnishings-Original -- 0.1%
          CompX International, Inc.....................      19      261
          Herman Miller, Inc...........................     699   21,459
          HNI Corp.....................................     507   16,929
          Interface, Inc...............................     699   15,378
          Kimball International, Inc., Class B.........     427    7,054
          Knoll, Inc...................................     566   10,794
          Steelcase, Inc., Class A.....................     987   13,078
                                                                --------
                                                                  84,953
                                                                --------
        Office Supplies & Forms -- 0.0%
          ACCO Brands Corp.............................   1,232   14,846
                                                                --------
        Oil & Gas Drilling -- 0.1%
          Diamond Offshore Drilling, Inc.+.............     757   13,921
          Ensco PLC, Class A...........................   5,006   28,284
          Noble Corp. PLC+.............................   2,859   13,352
          Parker Drilling Co.+.........................   1,572      991
          Rowan Cos. PLC, Class A+.....................   1,366   19,725
                                                                --------
                                                                  76,273
                                                                --------
        Oil Companies-Exploration & Production -- 1.4%
          Abraxas Petroleum Corp.+..................... 195,939  560,385
          Approach Resources, Inc.+....................     504    1,401
          Bonanza Creek Energy, Inc.+..................     238    7,219
          California Resources Corp.+..................     499   12,700
          Callon Petroleum Co.+........................   2,360   32,828
          Carrizo Oil & Gas, Inc.+.....................     906   18,183
          Contango Oil & Gas Co.+......................     276    1,029
          Denbury Resources, Inc.+.....................   4,654   15,312
          Earthstone Energy, Inc., Class A+............     216    2,210
          Eclipse Resources Corp.+.....................   1,023    1,361
          Energy XXI Gulf Coast, Inc.+.................     342    1,977
          EP Energy Corp., Class A+....................     451      830
          Evolution Petroleum Corp.....................     296    2,753
          Gastar Exploration, Inc.+....................   2,111    1,435
          Halcon Resources Corp.+......................   1,610    8,646
          HighPoint Resources Corp.+...................   1,163    8,036

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                   Value
                     Security Description                 Shares  (Note 3)
      --------------------------------------------------------------------
      COMMON STOCKS (continued)
      Oil Companies-Exploration & Production (continued)
        Isramco, Inc.+...................................       9 $    951
        Jagged Peak Energy, Inc.+........................     671    9,615
        Jones Energy, Inc., Class A+.....................     593      391
        Lilis Energy, Inc.+..............................     501    2,069
        Matador Resources Co.+...........................   1,138   37,258
        Midstates Petroleum Co., Inc.+...................     131    1,833
        Oasis Petroleum, Inc.+...........................   3,127   34,491
        Panhandle Oil and Gas, Inc., Class A.............     184    3,579
        PDC Energy, Inc.+................................     774   41,440
        Penn Virginia Corp.+.............................     167    7,752
        Resolute Energy Corp.+...........................     254    8,481
        Ring Energy, Inc.+...............................     585    9,781
        Rosehill Resources, Inc.+........................      29      230
        Sanchez Energy Corp.+............................     849    2,606
        SandRidge Energy, Inc.+..........................     409    5,947
        SilverBow Resources, Inc.+.......................      82    2,513
        SRC Energy, Inc.+................................   2,826   31,199
        Stone Energy Corp.+..............................     228    8,117
        Ultra Petroleum Corp.+...........................   2,284    5,527
        Unit Corp.+......................................     606   13,744
        W&T Offshore, Inc.+..............................   1,098    6,698
        WildHorse Resource Development Corp.+............     569   14,879
                                                                  --------
                                                                   925,406
                                                                  --------
      Oil Field Machinery & Equipment -- 0.7%
        Dril-Quip, Inc.+.................................     444   18,404
        Exterran Corp.+..................................     376   11,013
        Flotek Industries, Inc.+.........................     648    2,313
        Forum Energy Technologies, Inc.+.................     944   11,894
        Gulf Island Fabrication, Inc.....................     160    1,600
        Natural Gas Services Group, Inc.+................     145    3,495
        Profire Energy, Inc.+............................ 108,570  387,595
        Thermon Group Holdings, Inc.+....................     377    8,592
                                                                  --------
                                                                   444,906
                                                                  --------
      Oil Refining & Marketing -- 0.6%
        Adams Resources & Energy, Inc....................      25    1,145
        CVR Energy, Inc..................................     185    6,382
        Delek US Holdings, Inc...........................     937   44,386
        Par Pacific Holdings, Inc.+......................     372    6,276
        Trecora Resources+...............................  26,353  341,271
                                                                  --------
                                                                   399,460
                                                                  --------
      Oil-Field Services -- 1.1%
        Archrock, Inc....................................   1,305   14,094
        Basic Energy Services, Inc.+.....................     204    3,301
        Bristow Group, Inc...............................     379    6,083
        C&J Energy Services, Inc.+.......................     588   17,558
        CARBO Ceramics, Inc.+............................     269    2,378
        Era Group, Inc.+.................................     230    2,426
        Frank's International NV.........................     583    4,075
        FTS International, Inc.+.........................     265    5,292
        Helix Energy Solutions Group, Inc.+..............   1,647   12,715
        Independence Contract Drilling, Inc.+............     401    1,841
        Keane Group, Inc.+...............................     624    9,703
        Key Energy Services, Inc.+.......................     121    1,940
        Liberty Oilfield Services, Inc., Class A+........     173    3,450
        Mammoth Energy Services, Inc.+...................      94    3,053

                                                                       Value
                     Security Description                      Shares (Note 3)
  ---------------------------------------------------------------------------
  Oil-Field Services (continued)
   Matrix Service Co.+........................................    307 $  4,728
   McDermott International, Inc.+.............................  3,316   21,886
   MRC Global, Inc.+..........................................  1,046   19,591
   NCS Multistage Holdings, Inc.+.............................    124    2,259
   Newpark Resources, Inc.+...................................    986   10,353
   Nine Energy Service, Inc.+.................................     95    2,901
   NOW, Inc.+.................................................  1,253   15,199
   Oil States International, Inc.+............................    595   21,390
   PHI, Inc.+.................................................    137    1,717
   Pioneer Energy Services Corp.+.............................    891    3,074
   ProPetro Holding Corp.+....................................    668   12,224
   Quintana Energy Services, Inc.+............................     72      557
   Ranger Energy Services, Inc.+..............................     69      569
   SEACOR Holdings, Inc.+.....................................    193   10,584
   Select Energy Services, Inc., Class A+.....................    313    4,711
   Solaris Oilfield Infrastructure, Inc., Class A+............ 24,721  464,755
   Superior Energy Services, Inc.+............................  1,783   19,132
   TETRA Technologies, Inc.+..................................  1,340    5,266
                                                                      --------
                                                                       708,805
                                                                      --------
  Optical Recognition Equipment -- 0.0%
   Digimarc Corp.+............................................    121    3,491
                                                                      --------
  Optical Supplies -- 0.0%
   STAAR Surgical Co.+........................................    479    7,784
                                                                      --------
  Paper & Related Products -- 0.1%
   Clearwater Paper Corp.+....................................    190    4,493
   Neenah, Inc................................................    195   15,210
   Orchids Paper Products Co.+................................    107      654
   P.H. Glatfelter Co.........................................    508   10,612
   Schweitzer-Mauduit International, Inc......................    356   13,895
   Verso Corp., Class A+......................................    402    7,260
                                                                      --------
                                                                        52,124
                                                                      --------
  Pastoral & Agricultural -- 0.0%
   Phibro Animal Health Corp., Class A........................    231    9,771
                                                                      --------
  Patient Monitoring Equipment -- 0.2%
   Insulet Corp.+.............................................    681   58,566
   Masimo Corp.+..............................................    525   47,108
                                                                      --------
                                                                       105,674
                                                                      --------
  Pharmacy Services -- 0.0%
   BioScrip, Inc.+............................................  1,359    3,574
   Diplomat Pharmacy, Inc.+...................................    568   12,377
                                                                      --------
                                                                        15,951
                                                                      --------
  Physical Therapy/Rehabilitation Centers -- 0.6%
   AAC Holdings, Inc.+........................................    134    1,518
   Encompass Health Corp......................................  1,153   70,125
   U.S. Physical Therapy, Inc.................................  3,346  305,323
                                                                      --------
                                                                       376,966
                                                                      --------
  Pipelines -- 0.0%
   SemGroup Corp., Class A....................................    777   19,542
   Tellurian, Inc.+...........................................    718    6,835
                                                                      --------
                                                                        26,377
                                                                      --------
  Pollution Control -- 0.0%
   Advanced Emissions Solutions, Inc..........................    232    2,557
   CECO Environmental Corp....................................    349    1,640

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                             Value
                     Security Description            Shares (Note 3)
           ---------------------------------------------------------
           COMMON STOCKS (continued)
           Pollution Control (continued)
             Hudson Technologies, Inc.+.............    434 $  1,901
                                                            --------
                                                               6,098
                                                            --------
           Poultry -- 0.0%
             Sanderson Farms, Inc...................    236   26,234
                                                            --------
           Power Converter/Supply Equipment -- 1.0%
             Advanced Energy Industries, Inc.+......    465   27,691
             Energous Corp.+........................    220    3,951
             Generac Holdings, Inc.+................    713   32,092
             Powell Industries, Inc.................    103    3,095
             SPX Corp.+.............................    499   15,788
             SunPower Corp.+........................    700    5,971
             Vicor Corp.+........................... 15,337  549,832
                                                            --------
                                                             638,420
                                                            --------
           Precious Metals -- 0.1%
             Coeur Mining, Inc.+....................  2,169   16,419
             Hecla Mining Co........................  4,615   17,676
                                                            --------
                                                              34,095
                                                            --------
           Printing-Commercial -- 0.2%
             ARC Document Solutions, Inc.+..........    468    1,030
             Cimpress NV+...........................    288   41,417
             Deluxe Corp............................    562   38,519
             Ennis, Inc.............................    293    5,245
             LSC Communications, Inc................    402    7,027
             Quad/Graphics, Inc.....................    367    9,069
             RR Donnelley & Sons Co.................    821    6,937
                                                            --------
                                                             109,244
                                                            --------
           Private Equity -- 0.0%
             Kennedy-Wilson Holdings, Inc...........  1,417   26,852
                                                            --------
           Publishing-Books -- 0.0%
             Houghton Mifflin Harcourt Co.+.........  1,211    8,235
             Scholastic Corp........................    331   13,703
                                                            --------
                                                              21,938
                                                            --------
           Publishing-Newspapers -- 0.1%
             Daily Journal Corp.+...................     13    2,945
             Gannett Co., Inc.......................  1,316   12,726
             New York Times Co., Class A............  1,470   34,471
             tronc, Inc.+...........................    235    4,315
                                                            --------
                                                              54,457
                                                            --------
           Publishing-Periodicals -- 0.0%
             Meredith Corp..........................    463   23,984
             Value Line, Inc........................     13      253
                                                            --------
                                                              24,237
                                                            --------
           Quarrying -- 0.0%
             Compass Minerals International, Inc....    397   26,718
                                                            --------
           Racetracks -- 0.1%
             Churchill Downs, Inc...................    158   43,387
             Empire Resorts, Inc.+..................     40      762
             International Speedway Corp., Class A..    283   11,631
             Penn National Gaming, Inc.+............    992   30,068
             Speedway Motorsports, Inc..............    136    2,400
                                                            --------
                                                              88,248
                                                            --------

                                                                    Value
                     Security Description                   Shares (Note 3)
    ----------------------------------------------------------------------
    Radio -- 0.0%
     Beasley Broadcast Group, Inc., Class A................    57  $   647
     Entercom Communications Corp., Class A................ 1,485   15,073
     Saga Communications, Inc., Class A....................    44    1,632
     Salem Media Group, Inc................................   136      428
     Townsquare Media, Inc., Class A.......................   103      785
                                                                   -------
                                                                    18,565
                                                                   -------
    Real Estate Investment Trusts -- 3.0%
     Acadia Realty Trust...................................   971   22,916
     AG Mtg. Investment Trust, Inc.........................   328    5,799
     Agree Realty Corp.....................................   331   16,179
     Alexander & Baldwin, Inc..............................   798   18,274
     Alexander's, Inc......................................    25    9,834
     American Assets Trust, Inc............................   473   15,879
     Americold Realty Trust................................   616   12,696
     Anworth Mtg. Asset Corp............................... 1,139    5,387
     Apollo Commercial Real Estate Finance, Inc............ 1,259   22,687
     Ares Commercial Real Estate Corp......................   314    3,840
     Armada Hoffler Properties, Inc........................   523    7,097
     ARMOUR Residential REIT, Inc..........................   487   11,021
     Ashford Hospitality Trust, Inc........................   900    6,192
     Bluerock Residential Growth REIT, Inc.................   269    2,418
     Braemar Hotels & Resorts, Inc.........................   310    3,224
     Capstead Mtg. Corp.................................... 1,117    9,830
     CareTrust REIT, Inc...................................   883   11,664
     CatchMark Timber Trust, Inc., Class A.................   507    6,611
     CBL & Associates Properties, Inc...................... 1,974    8,251
     Cedar Realty Trust, Inc............................... 1,032    4,014
     Chatham Lodging Trust.................................   523    9,963
     Cherry Hill Mtg. Investment Corp......................   137    2,414
     Chesapeake Lodging Trust..............................   693   20,471
     City Office REIT, Inc.................................   412    4,689
     Clipper Realty, Inc...................................   184    1,507
     CorEnergy Infrastructure Trust, Inc...................   139    5,357
     Cousins Properties, Inc............................... 4,896   43,525
     CYS Investments, Inc.................................. 1,812   12,992
     DiamondRock Hospitality Co............................ 2,342   25,879
     Dynex Capital, Inc....................................   611    4,020
     Easterly Government Properties, Inc...................   494   10,181
     EastGroup Properties, Inc.............................   398   35,732
     Education Realty Trust, Inc...........................   891   29,323
     Ellington Residential Mortgage REIT...................   107    1,217
     First Industrial Realty Trust, Inc.................... 1,393   43,336
     Four Corners Property Trust, Inc......................   722   16,361
     Franklin Street Properties Corp....................... 1,224    9,523
     Front Yard Residential Corp...........................   581    5,705
     GEO Group, Inc........................................ 1,433   32,243
     Getty Realty Corp.....................................   362    9,068
     Gladstone Commercial Corp.............................   329    5,705
     Global Medical REIT, Inc..............................   213    1,659
     Global Net Lease, Inc.................................   794   14,776
     Government Properties Income Trust.................... 1,141   14,251
     Gramercy Property Trust............................... 1,874   44,039
     Great Ajax Corp.......................................   184    2,473
     Healthcare Realty Trust, Inc.......................... 1,437   39,992
     Hersha Hospitality Trust..............................   454    8,526
     Independence Realty Trust, Inc........................   982    9,231
     Industrial Logistics Properties Trust.................   237    4,863
     InfraREIT, Inc........................................   497   10,591

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                    Value
                     Security Description                   Shares (Note 3)
    ----------------------------------------------------------------------
    COMMON STOCKS (continued)
    Real Estate Investment Trusts (continued)
     Invesco Mtg. Capital, Inc.............................  1,316 $ 21,359
     Investors Real Estate Trust...........................  1,412    7,526
     iStar, Inc.+..........................................    771    7,818
     Jernigan Capital, Inc.................................    154    2,957
     Kite Realty Group Trust...............................    970   14,278
     KKR Real Estate Finance Trust, Inc....................    181    3,568
     LaSalle Hotel Properties..............................  1,333   39,417
     Lexington Realty Trust................................  2,536   20,389
     LTC Properties, Inc...................................    461   16,665
     Mack-Cali Realty Corp.................................  1,060   18,200
     MedEquities Realty Trust, Inc.........................    335    3,414
     Monmouth Real Estate Investment Corp..................    870   13,598
     MTGE Investment Corp..................................    536    9,728
     National Health Investors, Inc........................    471   32,155
     National Storage Affiliates Trust.....................    589   15,503
     New Senior Investment Group, Inc......................    961    8,284
     New York Mortgage Trust, Inc..........................  1,305    7,908
     NexPoint Residential Trust, Inc.......................    202    5,412
     NorthStar Realty Europe Corp..........................    637    9,237
     One Liberty Properties, Inc...........................    171    4,063
     Orchid Island Capital, Inc............................    594    4,158
     Owens Realty Mortgage, Inc............................    115    1,784
     Pebblebrook Hotel Trust...............................    806   28,202
     Pennsylvania Real Estate Investment Trust.............    802    7,763
     PennyMac Mtg. Investment Trust........................    710   12,489
     Physicians Realty Trust...............................  2,108   31,494
     PotlatchDeltic Corp...................................    705   36,554
     Preferred Apartment Communities, Inc., Class A........    449    6,605
     PS Business Parks, Inc................................    231   26,630
     QTS Realty Trust, Inc., Class A.......................    577   20,420
     Quality Care Properties, Inc.+........................  1,107   24,321
     RAIT Financial Trust..................................  1,075      195
     Ramco-Gershenson Properties Trust.....................    920   10,994
     Redwood Trust, Inc....................................    897   13,760
     Resource Capital Corp.................................    353    3,445
     Retail Opportunity Investments Corp...................  1,268   21,810
     Rexford Industrial Realty, Inc........................    905   27,648
     RLJ Lodging Trust.....................................  1,987   41,270
     Ryman Hospitality Properties, Inc.....................    518   40,601
     Sabra Health Care REIT, Inc...........................  2,077   38,030
     Saul Centers, Inc.....................................    133    6,364
     Select Income REIT....................................    741   14,049
     Seritage Growth Properties, Class A...................    299   10,635
     STAG Industrial, Inc..................................  1,109   27,248
     Summit Hotel Properties, Inc..........................  1,214   17,579
     Sunstone Hotel Investors, Inc.........................  2,642   41,215
     Sutherland Asset Management Corp......................    206    2,966
     Terreno Realty Corp...................................    637   23,665
     Tier REIT, Inc........................................    558   10,608
     UMH Properties, Inc................................... 28,215  381,749
     Universal Health Realty Income Trust..................    146    8,750
     Urban Edge Properties.................................  1,211   24,910
     Urstadt Biddle Properties, Inc., Class A..............    346    6,875
     Washington Prime Group, Inc...........................  2,184   14,131
     Washington Real Estate Investment Trust...............    924   26,537
     Western Asset Mtg. Capital Corp.......................    478    4,756
     Whitestone REIT.......................................    436    4,731

                                                               Value
                    Security Description              Shares  (Note 3)
        ---------------------------------------------------------------
        Real Estate Investment Trusts (continued)
          Xenia Hotels & Resorts, Inc................  1,260 $   25,943
                                                             ----------
                                                              1,995,788
                                                             ----------
        Real Estate Management/Services -- 0.1%
          Farmland Partners, Inc.....................    372      2,835
          Griffin Industrial Realty, Inc.............      8        297
          HFF, Inc., Class A.........................    430     15,110
          Marcus & Millichap, Inc.+..................    188      6,422
          Newmark Group, Inc., Class A+..............    272      4,107
          RE/MAX Holdings, Inc., Class A.............    209     11,317
          Redfin Corp.+..............................    682     14,595
          Safety Income and Growth, Inc..............    121      2,172
                                                             ----------
                                                                 56,855
                                                             ----------
        Real Estate Operations & Development -- 0.6%
          Community Healthcare Trust, Inc............    201      5,126
          Consolidated-Tomoka Land Co................     45      2,768
          Forestar Group, Inc.+......................    123      2,681
          FRP Holdings, Inc.+........................     77      4,428
          Maui Land & Pineapple Co., Inc.+...........     79        841
          RMR Group, Inc., Class A...................  4,575    340,380
          St. Joe Co.+...............................    519      8,953
          Stratus Properties, Inc.+..................     69      2,156
          Transcontinental Realty Investors, Inc.+...     20        877
          Trinity Place Holdings, Inc.+..............    212      1,389
                                                             ----------
                                                                369,599
                                                             ----------
        Recreational Centers -- 0.1%
          Planet Fitness, Inc., Class A+.............  1,013     40,814
                                                             ----------
        Recreational Vehicles -- 1.2%
          Camping World Holdings, Inc., Class A......    372     10,650
          LCI Industries.............................    284     27,065
          Malibu Boats, Inc., Class A+............... 13,242    446,256
          MCBC Holdings, Inc.+....................... 14,284    342,816
                                                             ----------
                                                                826,787
                                                             ----------
        Recycling -- 0.0%
          Aqua Metals, Inc.+.........................    266        833
                                                             ----------
        Rental Auto/Equipment -- 0.2%
          Aaron's, Inc...............................    742     30,993
          Avis Budget Group, Inc.+...................    848     41,900
          CAI International, Inc.+...................    192      4,316
          Herc Holdings, Inc.+.......................    284     14,952
          Hertz Global Holdings, Inc.+...............    641     14,038
          McGrath RentCorp...........................    274     16,147
          Rent-A-Center, Inc.........................    501      5,065
          Textainer Group Holdings, Ltd.+............    318      5,470
                                                             ----------
                                                                132,881
                                                             ----------
        Resorts/Theme Parks -- 0.1%
          Marriott Vacations Worldwide Corp..........    251     30,775
          SeaWorld Entertainment, Inc.+..............    801     12,087
                                                             ----------
                                                                 42,862
                                                             ----------
        Retail-Apparel/Shoe -- 0.3%
          Abercrombie & Fitch Co., Class A...........    800     20,496
          American Eagle Outfitters, Inc.............  1,900     39,292
          Ascena Retail Group, Inc.+.................  2,020      4,484
          Boot Barn Holdings, Inc.+..................    230      4,501

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                  Value
                     Security Description                 Shares (Note 3)
       -----------------------------------------------------------------
       COMMON STOCKS (continued)
       Retail-Apparel/Shoe (continued)
        Buckle, Inc......................................   337  $  7,768
        Caleres, Inc.....................................   493    16,136
        Cato Corp., Class A..............................   267     4,328
        Chico's FAS, Inc................................. 1,486    14,756
        Children's Place, Inc............................   202    25,765
        DSW, Inc., Class A...............................   769    17,149
        Duluth Holdings, Inc., Class B+..................   112     1,943
        Express, Inc.+...................................   903     7,080
        Finish Line, Inc., Class A.......................   466     6,324
        Francesca's Holdings Corp.+......................   426     2,109
        Genesco, Inc.+...................................   228     9,747
        Guess?, Inc......................................   702    16,350
        J. Jill, Inc.+...................................   168       858
        Shoe Carnival, Inc...............................   135     3,290
        Tailored Brands, Inc.............................   575    18,141
        Tilly's, Inc., Class A...........................   154     1,726
        Vera Bradley, Inc.+..............................   230     2,617
        Winmark Corp.....................................    25     3,258
                                                                 --------
                                                                  228,118
                                                                 --------
       Retail-Appliances -- 0.0%
        Conn's, Inc.+....................................   220     5,610
                                                                 --------
       Retail-Automobile -- 0.1%
        America's Car-Mart, Inc.+........................    81     4,317
        Asbury Automotive Group, Inc.+...................   217    14,550
        Group 1 Automotive, Inc..........................   232    15,161
        Lithia Motors, Inc., Class A.....................   276    26,458
        Rush Enterprises, Inc., Class A+.................   357    14,576
        Rush Enterprises, Inc., Class B+.................    60     2,335
        Sonic Automotive, Inc., Class A..................   295     5,841
                                                                 --------
                                                                   83,238
                                                                 --------
       Retail-Bookstores -- 0.0%
        Barnes & Noble Education, Inc.+..................   452     3,250
        Barnes & Noble, Inc..............................   696     3,863
                                                                 --------
                                                                    7,113
                                                                 --------
       Retail-Building Products -- 0.1%
        At Home Group, Inc.+.............................   128     4,504
        Beacon Roofing Supply, Inc.+.....................   798    39,062
        BMC Stock Holdings, Inc.+........................   766    13,214
        Foundation Building Materials, Inc.+.............   174     2,445
        GMS, Inc.+.......................................   381    11,872
        Lumber Liquidators Holdings, Inc.+...............   329     7,919
        Tile Shop Holdings, Inc..........................   471     3,226
                                                                 --------
                                                                   82,242
                                                                 --------
       Retail-Computer Equipment -- 0.0%
        PC Connection, Inc...............................   135     3,603
        PCM, Inc.+.......................................   110     1,425
                                                                 --------
                                                                    5,028
                                                                 --------
       Retail-Discount -- 0.1%
        Big Lots, Inc....................................   499    21,183
        Citi Trends, Inc.................................   156     4,778
        Fred's, Inc., Class A............................   421     1,008
        Ollie's Bargain Outlet Holdings, Inc.+...........   557    34,646
                                                                 --------
                                                                   61,615
                                                                 --------

                                                              Value
                     Security Description             Shares (Note 3)
           ----------------------------------------------------------
           Retail-Hair Salons -- 0.0%
             Regis Corp.+............................    416 $  6,498
                                                             --------
           Retail-Home Furnishings -- 0.1%
             Bassett Furniture Industries, Inc.......    119    3,457
             Haverty Furniture Cos., Inc.............    220    3,993
             Kirkland's, Inc.+.......................    179    1,896
             La-Z-Boy, Inc...........................    548   15,782
             Pier 1 Imports, Inc.....................    937    2,089
             RH+.....................................    235   22,431
                                                             --------
                                                               49,648
                                                             --------
           Retail-Jewelry -- 0.0%
             Movado Group, Inc.......................    178    7,022
                                                             --------
           Retail-Leisure Products -- 0.0%
             MarineMax, Inc.+........................    248    5,357
             Party City Holdco, Inc.+................    410    6,457
                                                             --------
                                                               11,814
                                                             --------
           Retail-Major Department Stores -- 0.0%
             J.C. Penney Co., Inc.+..................  3,632   10,569
             Sears Holdings Corp.+...................    139      416
                                                             --------
                                                               10,985
                                                             --------
           Retail-Misc./Diversified -- 0.1%
             Container Store Group, Inc.+............    187    1,165
             Five Below, Inc.+.......................    633   44,696
             Gaia, Inc.+.............................    103    1,561
             PriceSmart, Inc.........................    259   22,688
                                                             --------
                                                               70,110
                                                             --------
           Retail-Office Supplies -- 0.0%
             Office Depot, Inc.......................  5,997   13,733
                                                             --------
           Retail-Pawn Shops -- 0.1%
             EZCORP, Inc., Class A+..................    584    8,001
             FirstCash, Inc..........................    543   47,078
                                                             --------
                                                               55,079
                                                             --------
           Retail-Pet Food & Supplies -- 0.0%
             Freshpet, Inc.+.........................    291    5,762
             PetIQ, Inc.+............................     91    2,034
             PetMed Express, Inc.....................    231    7,729
                                                             --------
                                                               15,525
                                                             --------
           Retail-Regional Department Stores -- 0.0%
             Dillard's, Inc., Class A................    159   11,853
                                                             --------
           Retail-Restaurants -- 2.0%
             Biglari Holdings, Inc.+.................     12    4,107
             BJ's Restaurants, Inc...................    236   13,181
             Bloomin' Brands, Inc....................  1,061   25,103
             Bojangles', Inc.+.......................    205    3,024
             Brinker International, Inc..............    545   23,757
             Carrols Restaurant Group, Inc.+.........    404    4,161
             Cheesecake Factory, Inc.................    502   26,079
             Chuy's Holdings, Inc.+..................    194    5,548
             Cracker Barrel Old Country Store, Inc...    225   37,033
             Dave & Buster's Entertainment, Inc.+....    477   20,268
             Del Frisco's Restaurant Group, Inc.+....    248    3,943
             Del Taco Restaurants, Inc.+.............    386    4,308
             Denny's Corp.+.......................... 32,342  566,308

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                 Value
                    Security Description                Shares  (Note 3)
       ------------------------------------------------------------------
       COMMON STOCKS (continued)
       Retail-Restaurants (continued)
         Dine Brands Global, Inc.......................    202 $   16,027
         El Pollo Loco Holdings, Inc.+.................    238      2,380
         Fiesta Restaurant Group, Inc.+................    302      6,342
         Habit Restaurants, Inc., Class A+.............    236      2,384
         J Alexander's Holdings, Inc.+.................    151      1,804
         Jack in the Box, Inc..........................    345     30,946
         Nathan's Famous, Inc..........................     33      2,704
         Noodles & Co.+................................    137        993
         Papa John's International, Inc................    304     18,848
         Potbelly Corp.+...............................    268      3,203
         Red Robin Gourmet Burgers, Inc.+..............    151      9,415
         Ruth's Hospitality Group, Inc................. 14,983    402,294
         Shake Shack, Inc., Class A+...................    261     12,426
         Sonic Corp....................................    436     11,297
         Texas Roadhouse, Inc..........................    784     50,239
         Wingstop, Inc.................................    340     16,612
         Zoe's Kitchen, Inc.+..........................    224      3,304
                                                               ----------
                                                                1,328,038
                                                               ----------
       Retail-Sporting Goods -- 0.0%
         Big 5 Sporting Goods Corp.....................    238      1,999
         Hibbett Sports, Inc.+.........................    224      6,093
         Sportsman's Warehouse Holdings, Inc.+.........    424      2,116
         Zumiez, Inc.+.................................    216      5,054
                                                               ----------
                                                                   15,262
                                                               ----------
       Retail-Toy Stores -- 0.0%
         Build-A-Bear Workshop, Inc.+..................    159      1,447
                                                               ----------
       Retail-Vision Service Center -- 0.0%
         National Vision Holdings, Inc.+...............    357     11,881
                                                               ----------
       Retail-Vitamins & Nutrition Supplements -- 0.0%
         GNC Holdings, Inc., Class A+..................    794      2,819
         Vitamin Shoppe, Inc.+.........................    250      1,237
                                                               ----------
                                                                    4,056
                                                               ----------
       Retirement/Aged Care -- 0.0%
         Capital Senior Living Corp.+..................    287      3,372
                                                               ----------
       Rubber-Tires -- 0.0%
         Cooper Tire & Rubber Co.......................    602     14,719
                                                               ----------
       Rubber/Plastic Products -- 0.1%
         Myers Industries, Inc.........................    274      6,384
         Proto Labs, Inc.+.............................    290     34,554
         Trinseo SA....................................    520     37,934
                                                               ----------
                                                                   78,872
                                                               ----------
       Satellite Telecom -- 0.0%
         Globalstar, Inc.+.............................  6,663      4,075
         Intelsat SA+..................................    425      4,152
         Iridium Communications, Inc.+.................    981     11,674
         Loral Space & Communications, Inc.+...........    150      5,828
                                                               ----------
                                                                   25,729
                                                               ----------
       Savings & Loans/Thrifts -- 1.4%
         Banc of California, Inc.......................    509      9,773
         BankFinancial Corp............................    165      2,793
         Beneficial Bancorp, Inc.......................    796     12,617
         Berkshire Hills Bancorp, Inc..................    468     17,761

                                                                    Value
                     Security Description                   Shares (Note 3)
    ----------------------------------------------------------------------
    Savings & Loans/Thrifts (continued)
     BofI Holding, Inc.+...................................   692  $ 27,874
     Brookline Bancorp, Inc................................   879    14,591
     BSB Bancorp, Inc.+....................................    98     3,160
     Capitol Federal Financial, Inc........................ 1,504    18,755
     Charter Financial Corp................................   144     3,349
     Community Bankers Trust Corp.+........................   251     2,184
     Dime Community Bancshares, Inc........................   371     7,327
     Entegra Financial Corp.+..............................    79     2,295
     ESSA Bancorp, Inc.....................................   104     1,520
     First Defiance Financial Corp.........................   116     6,921
     First Financial Northwest, Inc........................    95     1,606
     Flagstar Bancorp, Inc.+...............................   249     8,603
     Flushing Financial Corp...............................   325     8,421
     Greene County Bancorp, Inc............................    36     1,247
     Hingham Institution for Savings.......................    15     3,060
     Home Bancorp, Inc.....................................    77     3,338
     HomeTrust Bancshares, Inc.+...........................   195     5,089
     Investors Bancorp, Inc................................ 2,995    40,043
     Malvern Bancorp, Inc.+................................    75     1,909
     Meridian Bancorp, Inc.................................   561    10,603
     Meta Financial Group, Inc............................. 4,312   479,279
     MutualFirst Financial, Inc............................    72     2,646
     Northfield Bancorp, Inc...............................   504     7,983
     Northwest Bancshares, Inc............................. 1,108    18,393
     OceanFirst Financial Corp.............................   468    12,627
     Oconee Federal Financial Corp.........................    15       431
     Oritani Financial Corp................................   463     7,084
     Pacific Premier Bancorp, Inc.+........................   459    18,245
     Provident Financial Holdings, Inc.....................    64     1,174
     Provident Financial Services, Inc.....................   722    18,859
     Prudential Bancorp, Inc...............................    95     1,736
     Riverview Bancorp, Inc................................   250     2,348
     SI Financial Group, Inc...............................   131     1,873
     Southern Missouri Bancorp, Inc........................    79     2,757
     Sterling Bancorp...................................... 2,496    59,280
     Territorial Bancorp, Inc..............................    90     2,740
     Timberland Bancorp, Inc...............................    73     2,383
     United Community Financial Corp.......................   573     5,804
     United Financial Bancorp, Inc.........................   592     9,786
     Washington Federal, Inc............................... 1,007    31,972
     Waterstone Financial, Inc.............................   299     5,128
     WSFS Financial Corp...................................   354    17,735
                                                                   --------
                                                                    925,102
                                                                   --------
    Schools -- 0.2%
     Adtalem Global Education, Inc.+.......................   706    33,606
     American Public Education, Inc.+......................   185     7,455
     Bridgepoint Education, Inc.+..........................   307     1,793
     Cambium Learning Group, Inc.+.........................   162     1,643
     Capella Education Co..................................   135    12,386
     Career Education Corp.+...............................   792    10,272
     Grand Canyon Education, Inc.+.........................   549    57,090
     K12, Inc.+............................................   450     6,885
     Laureate Education, Inc., Class A+....................   647     9,136
     Strayer Education, Inc................................   124    13,029
                                                                   --------
                                                                    153,295
                                                                   --------

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                  Value
                     Security Description                 Shares (Note 3)
       -----------------------------------------------------------------
       COMMON STOCKS (continued)
       Security Services -- 0.1%
        Alarm.com Holdings, Inc.+........................   242  $  9,772
        Ascent Capital Group, Inc., Class A+.............   129       446
        Brink's Co.......................................   537    39,631
                                                                 --------
                                                                   49,849
                                                                 --------
       Seismic Data Collection -- 0.0%
        Geospace Technologies Corp.+.....................   153     1,613
                                                                 --------
       Semiconductor Components-Integrated Circuits -- 0.2%
        Aquantia Corp.+..................................    84       992
        Cirrus Logic, Inc.+..............................   745    27,170
        Integrated Device Technology, Inc.+.............. 1,569    43,665
        MaxLinear, Inc.+.................................   721    16,100
        Power Integrations, Inc..........................   336    22,781
        Sigma Designs, Inc.+.............................   446     2,810
                                                                 --------
                                                                  113,518
                                                                 --------
       Semiconductor Equipment -- 0.4%
        Axcelis Technologies, Inc.+......................   359     7,898
        Brooks Automation, Inc...........................   814    20,252
        Cabot Microelectronics Corp......................   296    30,029
        Cohu, Inc........................................   326     6,976
        Entegris, Inc.................................... 1,664    53,581
        FormFactor, Inc.+................................   843     9,674
        MKS Instruments, Inc.............................   631    64,614
        Nanometrics, Inc.+...............................   285     7,074
        Photronics, Inc.+................................   783     5,990
        Rudolph Technologies, Inc.+......................   366     9,278
        Ultra Clean Holdings, Inc.+......................   443     7,757
        Veeco Instruments, Inc.+.........................   552     8,528
        Xcerra Corp.+....................................   634     7,659
                                                                 --------
                                                                  239,310
                                                                 --------
       Steel Pipe & Tube -- 0.1%
        Advanced Drainage Systems, Inc...................   422    10,634
        Atkore International Group, Inc.+................   388     6,895
        Mueller Water Products, Inc., Class A............ 1,805    17,671
        Northwest Pipe Co.+..............................   112     2,210
        Omega Flex, Inc..................................    34     2,220
        TimkenSteel Corp.+...............................   464     7,791
                                                                 --------
                                                                   47,421
                                                                 --------
       Steel-Producers -- 0.1%
        AK Steel Holding Corp.+.......................... 3,693    16,951
        Carpenter Technology Corp........................   543    28,920
        Commercial Metals Co............................. 1,354    28,448
        Ryerson Holding Corp.+...........................   187     1,879
        Schnitzer Steel Industries, Inc., Class A........   310     9,130
        Shiloh Industries, Inc.+.........................   169     1,404
                                                                 --------
                                                                   86,732
                                                                 --------
       Steel-Specialty -- 0.1%
        Allegheny Technologies, Inc.+.................... 1,471    39,084
                                                                 --------
       Storage/Warehousing -- 0.1%
        Mobile Mini, Inc.................................   515    21,630
        Wesco Aircraft Holdings, Inc.+...................   653     6,595
                                                                 --------
                                                                   28,225
                                                                 --------

                                                                  Value
                     Security Description                 Shares (Note 3)
       -----------------------------------------------------------------
       SupraNational Banks -- 0.0%
        Banco Latinoamericano de Comercio Exterior SA,
          Class E........................................   355  $  9,617
                                                                 --------
       Telecom Equipment-Fiber Optics -- 0.2%
        Acacia Communications, Inc.+.....................   220     6,193
        Ciena Corp.+..................................... 1,680    43,260
        Clearfield, Inc.+................................   135     1,647
        Finisar Corp.+................................... 1,335    20,799
        Harmonic, Inc.+..................................   941     3,435
        KVH Industries, Inc.+............................   182     1,929
        Oclaro, Inc.+.................................... 1,964    15,555
        Viavi Solutions, Inc.+........................... 2,680    25,326
                                                                 --------
                                                                  118,144
                                                                 --------
       Telecom Services -- 0.1%
        Consolidated Communications Holdings, Inc........   765     8,644
        GTT Communications, Inc.+........................   363    17,442
        Hawaiian Telcom Holdco, Inc.+....................    70     1,907
        HC2 Holdings, Inc.+..............................   487     2,484
        Ooma, Inc.+......................................   206     2,194
        ORBCOMM, Inc.+...................................   795     7,171
        RigNet, Inc.+....................................   156     2,355
        Spok Holdings, Inc...............................   232     3,457
        Vonage Holdings Corp.+........................... 2,409    26,933
                                                                 --------
                                                                   72,587
                                                                 --------
       Telecommunication Equipment -- 0.1%
        ADTRAN, Inc......................................   569     8,336
        Casa Systems, Inc.+..............................    82     1,918
        Comtech Telecommunications Corp..................   269     8,228
        Plantronics, Inc.................................   386    25,148
        Preformed Line Products Co.......................    36     2,421
                                                                 --------
                                                                   46,051
                                                                 --------
       Telephone-Integrated -- 0.1%
        Cincinnati Bell, Inc.+...........................   492     7,454
        Frontier Communications Corp.....................   921     7,644
        IDT Corp., Class B...............................   202     1,095
        Shenandoah Telecommunications Co.................   544    20,536
        Windstream Holdings, Inc......................... 2,143     3,322
                                                                 --------
                                                                   40,051
                                                                 --------
       Television -- 0.1%
        Central European Media Enterprises, Ltd.,
          Class A+.......................................   965     4,101
        Gray Television, Inc.+...........................   941    10,633
        Nexstar Media Group, Inc., Class A...............   513    31,934
        Sinclair Broadcast Group, Inc., Class A..........   836    23,701
                                                                 --------
                                                                   70,369
                                                                 --------
       Textile-Apparel -- 0.0%
        Perry Ellis International, Inc.+.................   150     3,892
        Unifi, Inc.+.....................................   180     5,330
                                                                 --------
                                                                    9,222
                                                                 --------
       Textile-Products -- 0.0%
        Culp, Inc........................................   128     3,782
                                                                 --------
       Theaters -- 0.0%
        AMC Entertainment Holdings, Inc., Class A........   624    10,889
        National CineMedia, Inc..........................   724     4,141

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)

                                                                  Value
                    Security Description                 Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCKS (continued)
      Theaters (continued)
       Reading International, Inc., Class A+............    194 $    2,974
                                                                ----------
                                                                    18,004
                                                                ----------
      Therapeutics -- 1.5%
       Akebia Therapeutics, Inc.+.......................    524      4,826
       Anika Therapeutics, Inc.+........................    168      7,394
       Calithera Biosciences, Inc.+.....................    358      2,202
       Cara Therapeutics, Inc.+.........................    313      3,875
       Concert Pharmaceuticals, Inc.+................... 18,366    335,179
       Dyax Corp. CVR+(1)(2)............................  1,907      7,533
       Flexion Therapeutics, Inc.+......................  6,367    158,666
       G1 Therapeutics, Inc.+...........................    158      6,059
       La Jolla Pharmaceutical Co.+.....................    205      5,949
       Mersana Therapeutics, Inc.+......................    131      2,230
       Portola Pharmaceuticals, Inc.+...................    665     24,026
       Recro Pharma, Inc.+.............................. 31,324    380,900
       Sarepta Therapeutics, Inc.+......................    715     54,597
       Xencor, Inc.+....................................    446     12,929
                                                                ----------
                                                                 1,006,365
                                                                ----------
      Tobacco -- 0.1%
       Turning Point Brands, Inc........................     60      1,273
       Universal Corp...................................    290     13,645
       Vector Group, Ltd................................  1,149     22,405
                                                                ----------
                                                                    37,323
                                                                ----------
      Toys -- 0.0%
       Funko, Inc., Class A+............................    123      1,081
                                                                ----------
      Transactional Software -- 0.1%
       ACI Worldwide, Inc.+.............................  1,365     31,736
       InnerWorkings, Inc.+.............................    539      5,444
       Synchronoss Technologies, Inc.+..................    499      5,589
                                                                ----------
                                                                    42,769
                                                                ----------
      Transport-Air Freight -- 0.1%
       Air Transport Services Group, Inc.+..............    688     13,925
       Atlas Air Worldwide Holdings, Inc.+..............    273     17,308
                                                                ----------
                                                                    31,233
                                                                ----------
      Transport-Equipment & Leasing -- 0.1%
       GATX Corp........................................    448     29,228
       Greenbrier Cos., Inc.............................    324     14,207
       Willis Lease Finance Corp.+......................     40      1,307
                                                                ----------
                                                                    44,742
                                                                ----------
      Transport-Marine -- 0.2%
       Costamare, Inc...................................    595      4,040
       DHT Holdings, Inc................................  1,000      3,630
       Dorian LPG, Ltd.+................................    263      1,891
       Eagle Bulk Shipping, Inc.+.......................    450      2,277
       Frontline, Ltd...................................    901      3,901
       GasLog, Ltd......................................    478      8,054
       Genco Shipping & Trading, Ltd.+..................     90      1,440
       Gener8 Maritime, Inc.+...........................    552      3,179
       Golar LNG, Ltd...................................  1,125     36,169
       International Seaways, Inc.+.....................    344      6,925
       Navios Maritime Acquisition Corp.................    965        748
       Navios Maritime Holdings, Inc.+..................  1,073        814

                                                                  Value
                     Security Description                 Shares (Note 3)
       -----------------------------------------------------------------
       Transport-Marine (continued)
        Nordic American Tankers, Ltd.....................  1,630 $  3,064
        Overseas Shipholding Group, Inc., Class A+.......    530    1,977
        Safe Bulkers, Inc.+..............................    576    1,682
        Scorpio Bulkers, Inc.............................    704    5,386
        Scorpio Tankers, Inc.............................  3,154    8,390
        Ship Finance International, Ltd..................    700    9,975
        Teekay Corp......................................    736    6,491
        Teekay Tankers, Ltd., Class A....................  2,381    2,738
                                                                 --------
                                                                  112,771
                                                                 --------
       Transport-Services -- 0.1%
        Echo Global Logistics, Inc.+.....................    309    8,436
        Hub Group, Inc., Class A+........................    382   16,789
        Matson, Inc......................................    494   14,439
        Radiant Logistics, Inc.+.........................    438    1,546
                                                                 --------
                                                                   41,210
                                                                 --------
       Transport-Truck -- 0.8%
        ArcBest Corp.....................................    303    9,726
        Covenant Transportation Group, Inc., Class A+....    139    3,857
        Daseke, Inc.+.................................... 42,997  356,015
        Forward Air Corp.................................    346   18,681
        Heartland Express, Inc...........................    554    9,878
        Knight-Swift Transportation Holdings, Inc........  1,469   57,306
        Marten Transport, Ltd............................    456    8,892
        Roadrunner Transportation Systems, Inc.+.........    358      770
        Saia, Inc.+......................................    296   19,551
        Schneider National, Inc., Class B................    489   13,046
        Universal Logistics Holdings, Inc................     98    2,151
        Werner Enterprises, Inc..........................    558   19,139
        YRC Worldwide, Inc.+.............................    387    3,220
                                                                 --------
                                                                  522,232
                                                                 --------
       Travel Services -- 0.0%
        Liberty TripAdvisor Holdings, Inc., Class A+.....    850    7,820
                                                                 --------
       Venture Capital -- 0.0%
        Safeguard Scientifics, Inc.+.....................    237    3,069
                                                                 --------
       Veterinary Diagnostics -- 0.1%
        Heska Corp.+.....................................     77    6,285
        Kindred Biosciences, Inc.+.......................    298    2,726
        Neogen Corp.+....................................    587   40,004
                                                                 --------
                                                                   49,015
                                                                 --------
       Vitamins & Nutrition Products -- 0.0%
        Natural Grocers by Vitamin Cottage, Inc.+........    106      758
        Natural Health Trends Corp.......................     86    1,596
        Nature's Sunshine Products, Inc.+................    126    1,166
        USANA Health Sciences, Inc.+.....................    128   13,510
                                                                 --------
                                                                   17,030
                                                                 --------
       Water -- 0.1%
        American States Water Co.........................    425   23,681
        Artesian Resources Corp., Class A................     92    3,524
        California Water Service Group...................    562   21,777
        Connecticut Water Service, Inc...................    139    9,452
        Consolidated Water Co., Ltd......................    171    2,420
        Global Water Resources, Inc......................    119    1,097
        Middlesex Water Co...............................    186    7,749
        SJW Group........................................    191   11,546

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)


                                                                 Value
                   Security Description                 Shares  (Note 3)
     --------------------------------------------------------------------
     COMMON STOCKS (continued)
     Water (continued)
      York Water Co....................................    150 $     4,830
                                                               -----------
                                                                    86,076
                                                               -----------
     Water Treatment Systems -- 1.2%
      AquaVenture Holdings, Ltd.+......................    136       1,994
      Energy Recovery, Inc.+........................... 44,389     376,862
      Evoqua Water Technologies Corp.+.................    583      11,911
      Pure Cycle Corp.+................................ 42,347     379,006
                                                               -----------
                                                                   769,773
                                                               -----------
     Web Hosting/Design -- 0.1%
      Endurance International Group Holdings, Inc.+....    667       4,903
      NIC, Inc.........................................    751      11,152
      Q2 Holdings, Inc.+...............................    373      18,370
      Web.com Group, Inc.+.............................    449       8,351
                                                               -----------
                                                                    42,776
                                                               -----------
     Web Portals/ISP -- 0.8%
      Blucora, Inc.+................................... 20,216     525,616
      Meet Group, Inc.+................................    784       1,866
                                                               -----------
                                                                   527,482
                                                               -----------
     Wire & Cable Products -- 0.1%
      Belden, Inc......................................    493      30,369
      Encore Wire Corp.................................    237      12,478
      General Cable Corp...............................    588      17,434
      Insteel Industries, Inc..........................    213       6,396
                                                               -----------
                                                                    66,677
                                                               -----------
     Wireless Equipment -- 0.5%
      Aerohive Networks, Inc.+.........................    375       1,526
      CalAmp Corp.+....................................  9,919     195,900
      Gogo, Inc.+......................................    667       6,283
      InterDigital, Inc................................    405      30,152
      Quantenna Communications, Inc.+..................    258       3,269
      Ubiquiti Networks, Inc.+.........................    263      18,742
      ViaSat, Inc.+....................................    638      40,819
                                                               -----------
                                                                   296,691
                                                               -----------
     Wound, Burn & Skin Care -- 0.0%
      Dermira, Inc.+...................................    446       4,063
                                                               -----------
     X-Ray Equipment -- 0.0%
      Varex Imaging Corp.+.............................    441      15,872
      ViewRay, Inc.+...................................    358       2,642
                                                               -----------
                                                                    18,514
                                                               -----------
     Total Common Stocks
        (cost $50,108,354).............................         59,475,994
                                                               -----------

                                                       Shares/
                                                      Principal    Value
                Security Description                   Amount     (Note 3)
   ------------------------------------------------------------------------
   EXCHANGE-TRADED FUNDS -- 1.6%
     iShares Russell 2000 ETF.......................      3,414  $   523,434
     Vanguard Russell 2000 ETF......................      4,500      554,265
                                                                 -----------
   Total Exchange-Traded Funds
      (cost $1,059,281).............................               1,077,699
                                                                 -----------
   Total Long-Term Investment Securities
      (cost $51,167,635)............................              60,553,693
                                                                 -----------
   SHORT-TERM INVESTMENT SECURITIES -- 2.8%
   Time Deposits -- 2.5%
     Euro Time Deposit with State Street Bank and
      Trust Co.
      0.28% due 05/01/2018.......................... $1,678,000    1,678,000
                                                                 -----------
   U.S. Government Treasuries -- 0.3%
     United States Treasury Bills Disc. Notes
      1.44% due 05/17/2018(4).......................     60,000       59,957
      1.69% due 06/28/2018(4).......................     50,000       49,864
      1.75% due 07/19/2018(4).......................     50,000       49,807
      1.76% due 08/09/2018(4).......................     50,000       49,744
                                                                 -----------
                                                                     209,372
                                                                 -----------
   Total Short-Term Investment Securities
      (cost $1,887,393).............................               1,887,372
                                                                 -----------
   REPURCHASE AGREEMENTS -- 5.7%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.28%, dated 04/30/2018,
      to be repurchased 05/01/2018 in the amount
      of $3,810,030 and collateralized by
      $3,955,000 of United States Treasury Notes,
      bearing interest at 2.63%, due 03/31/2025
      and having an approximate value of
      $3,890,917 (cost $3,810,000)..................  3,810,000    3,810,000
                                                                 -----------
   TOTAL INVESTMENTS
      (cost $56,865,028)(3).........................       99.1%  66,251,065
   Other assets less liabilities....................        0.9      585,797
                                                     ----------  -----------
   NET ASSETS                                             100.0% $66,836,862
                                                     ==========  ===========

--------
+  Non-income producing security
(1)Security classified as Level 3 (see Note 3).
(2)Illiquid security. At April 30, 2017, the aggregate value of these securities was $7,727 representing 0.0% of net assets.
(3)See Note 6 for cost of investments on a tax basis.
(4)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR -- Contingent Value Rights

Futures Contracts
--------------------------------------------------------------------------------------------------------
                                                                                            Unrealized
Number of                                                                                  Appreciation
Contracts Type        Description        Expiration Month Notional Basis* Notional Value* (Depreciation)
--------- ---- ------------------------- ---------------- --------------- --------------- --------------
   51     Long E-Mini Russell 2000 Index    June 2018       $3,977,942      $3,936,690       $(41,252)
                                                                                             ========

--------
* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

        SunAmerica Specialty Series -- AIG Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2018 -- (unaudited) (continued)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2018 (see Note 3):

                                                   Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                                       Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                                   --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
   Finance-Commercial.............................      $    14,606         $       --             $  194         $    14,800
   Medical-Biomedical/Gene........................        2,693,010                 --                  0           2,693,010
   Metal-Diversified..............................            3,024                 --                  0               3,024
   Multimedia.....................................           22,547                 --                  0              22,547
   Therapeutics...................................          998,832                 --              7,533           1,006,365
   Other Industries...............................       55,736,248                 --                 --          55,736,248
Exchange-Traded Funds.............................        1,077,699                 --                 --           1,077,699
Short-Term Investments Securities.................               --          1,887,372                 --           1,887,372
Repurchase Agreements.............................               --          3,810,000                 --           3,810,000
                                                        -----------         ----------             ------         -----------
Total Investments at Value........................      $60,545,966         $5,697,372             $7,727         $66,251,065
                                                        ===========         ==========             ======         ===========

LIABILITIES:
Other Financial Instruments:+
Futures Contracts.................................      $    41,252         $       --             $   --         $    41,252
                                                        ===========         ==========             ======         ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)

Note 1. Organization

   SunAmerica Specialty Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of seven different investment funds (each a "Fund" and collectively, the "Funds") as of April 30, 2018. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: AIG Commodity Strategy Fund (the "Commodity Strategy Fund"), AIG ESG Dividend Fund (the "ESG Dividend Fund"), AIG Focused Alpha Large-Cap Fund (the "Focused Alpha Large-Cap Fund"), AIG Focused Multi-Cap Growth Fund (the "Focused Multi-Cap Growth Fund"), AIG Global Trends Fund (the "Global Trends Fund"), AIG Income Explorer Fund (the "Income Explorer Fund") and AIG Small-Cap Fund ("the Small-Cap Fund").

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   The Commodity Strategy Fund seeks to provide long-term total return through a strategy that is designed to provide diversified exposure to the commodities markets. The Fund seeks to achieve its investment goal by investing its assets in a combination of commodity-linked derivative instruments and fixed income securities.

   The ESG Dividend Fund seeks to provide total return including capital appreciation and current income, employing a "buy and hold" strategy with up to forty dividend yielding equity securities selected annually from the Russell 1000(R) Index that meet the Fund's ESG standards.

   The Focused Alpha Large-Cap Fund seeks to provide growth of capital through active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-cap companies.

   The Focused Multi-Cap Growth Fund seeks to provide growth of capital through active trading of equity securities of large, small and mid-cap companies.

   The Global Trends Fund seeks to provide capital appreciation by utilizing an actively managed, rules based investment process to allocate assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income markets, currencies and commodities.

   The Income Explorer Fund seeks to provide high current income with a secondary objective of capital appreciation primarily by strategically allocating its assets among a preferred securities strategy, closed-end fund strategy and global dividend equity strategy. Through this combination of investments, the Fund expects to gain exposure to a broad range of income-producing investments, including both fixed income and equity securities.

   The Small-Cap Fund seeks to provide long-term growth of capital by strategically allocating its assets between a small-cap index strategy and a micro-cap growth strategy.

   Each Fund, except for the Focused Alpha Large-Cap Fund and Focused Multi-Cap Growth Fund, is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services.

   Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Basis for consolidation for the SunAmerica Commodity Strategy Cayman Fund Ltd. and SunAmerica Global Trends Cayman Fund Ltd.

   The AIG Commodity Strategy Cayman Fund Ltd. (the "Commodity Strategy Subsidiary"), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund's prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of April 30, 2018, net assets of the Commodity Strategy Fund were $42,724,824, of which approximately $8,103,735, or approximately 19.0%, represented the Commodity Strategy Fund's ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

   The AIG Global Trends Cayman Fund Ltd. (the "Global Trends Subsidiary"), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund's prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or "earmarking" requirements to the same

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)

   extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of April 30, 2018, net assets of the Global Trends Fund were $34,883,560, of which approximately $7,891,333, or approximately 22.6%, represented the Global Trends Fund's ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the "Board") , etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Funds' assets and liabilities classified in the fair value hierarchy as of April 30, 2018 is reported on a schedule following each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

   Option contracts traded in the over-the-counter ("OTC") market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


   Derivative Instruments:

   Futures: During the period, the Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Global Trends Fund entered into futures transactions for investment purposes in order to provide exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities markets. The Small-Cap Fund entered into futures transactions for investment purposes in order to provide exposure to U.S and non-U.S. equity markets.

   A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

   Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Forward Foreign Currency Contracts: During the period, the Global Trends Fund and the Income Explorer Fund used forward contracts for investment purposes in order to gain currency exposure.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

   Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

   An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

   Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

   Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Swap Contracts: Certain Funds may enter into credit default, interest rate and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

   Total Return Swaps: During the period, the Commodity Strategy Fund used total return swaps for investment purposes in order to provide exposure to commodities.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


   Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

   The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund's risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

   Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund's Portfolio of Investments.

   Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

   Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)

   right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following tables represent the value of derivatives held as of April 30, 2018, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended April 30, 2018. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of April 30, 2018, please refer to a schedule following each Fund's Portfolio of Investments.

                                                            Asset Derivatives
                     -----------------------------------------------------------------------------------------------
                        Interest                                                                 Foreign
                          Rate           Equity                                                  Exchange
                        Contracts       Contracts               Commodity Contracts             Contracts
                     --------------- --------------- ----------------------------------------- ------------
                                                                                                 Foreign
                         Futures         Futures         Futures       Options        Swap       Exchange
Fund                 Contracts(1)(8) Contracts(1)(8) Contracts(1)(8) Purchased(2) Contracts(6) Contracts(3)  Total
----                 --------------- --------------- --------------- ------------ ------------ ------------ --------
Commodity Strategy#.     $   --          $    --        $236,683       $62,970      $ 1,966       $   --    $301,619
Global Trends#......      3,924               --          22,975            --           --           13      26,912
Income Explorer.....         --               --              --            --           --        4,646       4,646
Small-Cap...........         --               --              --            --           --           --          --

                                                          Liability Derivatives
                     -----------------------------------------------------------------------------------------------
                        Interest                                                                 Foreign
                          Rate           Equity                                                  Exchange
                        Contracts       Contracts               Commodity Contracts             Contracts
                     --------------- --------------- ----------------------------------------- ------------
                                                                                                 Foreign
                         Futures         Futures         Futures       Options        Swap       Exchange
Fund                 Contracts(1)(8) Contracts(1)(8) Contracts(1)(8)  Written(4)  Contracts(7) Contracts(5)  Total
----                 --------------- --------------- --------------- ------------ ------------ ------------ --------
Commodity Strategy#.     $   --          $    --        $147,117       $    --      $12,574       $   --    $159,691
Global Trends#......         --           33,170              --            --           --           81      33,251
Income Explorer.....         --               --              --            --           --           18          18
Small-Cap...........         --           38,505              --            --           --           --      38,505

--------
Statement of Assets and Liabilities Location:

(1)Variation margin on futures contracts
(2)Investments, at value
(3)Unrealized appreciation on forward foreign currency contracts
(4)Call and put options written, at value
(5)Unrealized depreciation on forward foreign currency contracts
(6)Unrealized appreciation on swap contracts
(7)Unrealized depreciation on swap contracts
(8)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund's Portfolio of Investments in the following amounts:

                       Cumulative
                       Unrealized
                      Appreciation
Fund                 (Depreciation)
----                 --------------
Commodity Strategy#.    $ 39,218
Global Trends#......     176,039
Small-Cap...........     (41,252)

--------
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


                           Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
                     ----------------------------------------------------------------------------------------------------
                       Interest                                                                 Foreign
                         Rate           Equity                                                  Exchange
                      Contracts       Contracts             Commodity Contracts                Contracts
                     ------------    ------------   ----------------------------------------  ------------
                                                                                                Foreign
                       Futures         Futures        Futures                      Swap         Exchange
Fund                 Contracts(1)    Contracts(1)   Contracts(1)   Options*    Contracts(2)   Contracts(3)      Total
----                 ------------    ------------   ------------   --------    ------------   ------------    ----------
Commodity Strategy#.  $      --       $      --      $1,702,446    $(55,137)     $637,214       $     --     $2,284,523
Global Trends#......   (114,724)       (225,904)        516,920          --            --        (40,889)       135,403
Income Explorer.....         --              --              --          --            --          3,130          3,130
Small-Cap...........         --          24,663              --          --            --             --         24,663
                     Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
                     ----------------------------------------------------------------------------------------------------
                       Interest                                                                 Foreign
                         Rate           Equity                                                  Exchange
                      Contracts       Contracts             Commodity Contracts                Contracts
                     ------------    ------------   ----------------------------------------  ------------
                                                                                                Foreign
                       Futures         Futures        Futures                      Swap         Exchange
Fund                 Contracts(4)    Contracts(4)   Contracts(4)   Options*    Contracts(5)   Contracts(6)      Total
----                 ------------    ------------   ------------   --------    ------------   ------------    ----------
Commodity Strategy#.  $      --       $      --      $ (231,539)   $ 34,131      $ (5,206)      $     --     $ (202,614)
Global Trends#......      6,986          (9,235)       (144,760)         --            --         (6,330)      (153,339)
Income Explorer.....         --              --              --          --            --          2,675          2,675
Small-Cap...........         --         (41,252)             --          --            --             --        (41,252)

--------
*  Includes amounts relating to purchased and written options as follows:

                                                 Change in Unrealized
                     Realized Gain (Loss) on   Appreciation (Depreciation) on
                     Derivatives Recognized in Derivatives Recognized in
                     Statement of Operations   Statement of Operations
                     ------------------------  ------------------------------
                       Commodity Contracts       Commodity Contracts
                     ------------------------  ------------------------------
                       Options      Options      Options         Options
                     Purchased(7)  Written(8)  Purchased(9)    Written(10)
                     ------------  ----------  ------------    -----------
Commodity Strategy#.   $(45,362)    $(9,775)     $33,051         $1,080

--------
Statement of Operations Location:

(1)Net realized gain (loss) on futures contracts
(2)Net realized gain (loss) on swap contracts
(3)Net realized gain (loss) on forward contracts
(4)Change in unrealized appreciation (depreciation) on futures contracts
(5)Change in unrealized appreciation (depreciation) on swap contracts
(6)Change in unrealized appreciation (depreciation) on forward contracts
(7)Net realized gain (loss) on investments
(8)Net realized gain (loss) on written options contracts
(9)Change in unrealized appreciation (depreciation) on investments
(10)Change in unrealized appreciation (depreciation) on written options contracts
#  Consolidated (see Note 2)

   The following table represents the average monthly balances of derivatives held during the six months ended April 30, 2018.

                                   Average Amount Outstanding During the Period
                     ------------------------------------------------------------------------
                                    Foreign    Purchased Call Purchased Put
                       Futures      Exchange      Options        Options      Total Return
Fund                 Contracts(2) Contracts(2)  Contracts(1)  Contracts(1)  Swap Contracts(1)
----                 ------------ ------------ -------------- ------------- -----------------
Commodity Strategy#. $39,496,931   $       --     $30,217        $2,467        $17,486,832
Global Trends#......  24,260,748    9,661,747          --            --                 --
Income Explorer.....          --      243,444          --            --                 --
Small-Cap...........   1,233,208           --          --            --                 --

--------
(1)Amounts represent values in US dollars.
(2)Amounts represent notional amounts in US dollars.
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


   The following tables set forth the Funds' derivative assets and liabilities by counterparty, net of amount available for offset under Master Agreements and net of related collateral pledged/(received) as of April 30, 2018. The repurchase agreements held by the Funds as of April 30, 2018 are subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

                                       AIG Commodity Strategy Fund#
                 ------------------------------------------------------------------------
                         Derivative Assets(1)              Derivative Liabilities(1)
                 ------------------------------------ -----------------------------------
                  Forward                              Forward                                 Net
                  Foreign                              Foreign                             Derivative    Collateral
                 Currency             Options         Currency            Options            Assets       Pledged/       Net
Counterparty     Contracts OTC Swaps Purchased Total  Contracts OTC Swaps Written  Total  (Liabilities) (Received)(2) Amount(3)
------------     --------- --------- --------- ------ --------- --------- ------- ------- ------------- ------------- ---------
Goldman Sachs
 International..  $   --    $   --      $--    $   --    $--     $12,574    $--   $12,574   $(12,574)        $--      $(12,574)
JPMorgan........      --     1,966       --     1,966     --          --     --        --      1,966          --         1,966
                 --------- --------- --------- ------ --------- --------- ------- ------- ------------- ------------- ---------
Total...........  $   --    $1,966      $--    $1,966    $--     $12,574    $--   $12,574   $(10,608)        $--      $(10,608)
                 ========= ========= ========= ====== ========= ========= ======= ======= ============= ============= =========

                                         AIG Global Trends Fund#
                 ------------------------------------------------------------------------
                         Derivative Assets(1)              Derivative Liabilities(1)
                 ------------------------------------ -----------------------------------
                  Forward                              Forward                                 Net
                  Foreign                              Foreign                             Derivative    Collateral
                 Currency             Options         Currency            Options            Assets       Pledged/       Net
Counterparty     Contracts OTC Swaps Purchased Total  Contracts OTC Swaps Written  Total  (Liabilities) (Received)(2) Amount(3)
------------     --------- --------- --------- ------ --------- --------- ------- ------- ------------- ------------- ---------
Goldman Sachs
 International..  $   13    $   --      $--    $   13    $81     $    --    $--   $    81   $    (68)        $--      $    (68)
                 =============================================================================================================

                                         AIG Income Explorer Fund
                 ------------------------------------------------------------------------
                         Derivative Assets(1)              Derivative Liabilities(1)
                 ------------------------------------ -----------------------------------
                  Forward                              Forward                                 Net
                  Foreign                              Foreign                             Derivative    Collateral
                 Currency             Options         Currency            Options            Assets       Pledged/       Net
Counterparty     Contracts OTC Swaps Purchased Total  Contracts OTC Swaps Written  Total  (Liabilities) (Received)(2) Amount(3)
------------     --------- --------- --------- ------ --------- --------- ------- ------- ------------- ------------- ---------
Brown Brothers
 Harriman & Co..  $4,646    $   --      $--    $4,646    $18     $    --    $--   $    18   $  4,628         $--      $  4,628
                 =============================================================================================================

--------
(1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
#  Consolidated (see Note 2)

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


   As of April 30, 2018, the following Funds held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    8.17%   $1,225,000
Commodity Strategy Subsidiary.    1.87       280,000
Global Trends.................    9.50     1,425,000
Global Trends Subsidiary......    2.80       420,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated April 30, 2018, bearing interest at a rate of 1.70% per annum, with a principal amount of $15,000,000, a repurchase price of $15,000,708, and a maturity date of May 1, 2018. The repurchase agreement is collateralized by the following:

                     Interest  Maturity   Principal
Type of Collateral     Rate      Date      Amount       Value
------------------   -------- ---------- ----------- -----------
U.S. Treasury Bonds.   3.13%  08/15/2044 $15,240,000 $15,354,744

   As of April 30, 2018, the following Funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    8.19%   $4,095,000
Commodity Strategy Subsidiary.    1.87       935,000
Global Trends.................    9.52     4,760,000
Global Trends Subsidiary......    2.82     1,410,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital, Inc., dated April 30, 2018, bearing interest at a rate of 1.72% per annum, with a principal amount of $50,000,000, a repurchase price of $50,002,389, and a maturity date of May 1, 2018. The repurchase agreement is collateralized by the following:

                     Interest  Maturity   Principal
Type of Collateral     Rate      Date      Amount       Value
------------------   -------- ---------- ----------- -----------
U.S. Treasury Bonds.   3.13%  08/15/2044 $50,684,000 $51,065,607

   As of April 30, 2018, the following Funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    8.19%   $6,960,000
Commodity Strategy Subsidiary.    1.87     1,590,000
Global Trends.................    9.52     8,095,000
Global Trends Subsidiary......    2.82     2,400,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated April 30, 2018, bearing interest at a rate of 1.69% per annum, with a principal amount of $85,000,000, a repurchase price of $85,003,990, and a maturity date of May 1, 2018. The repurchase agreement is collateralized by the following:

                     Interest  Maturity   Principal
Type of Collateral     Rate      Date      Amount       Value
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   2.38%  08/15/2024 $88,958,700 $86,755,467

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


   As of April 30, 2018, the following Funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    8.19%   $2,135,000
Commodity Strategy Subsidiary.    1.86       485,000
Global Trends.................    9.51     2,480,000
Global Trends Subsidiary......    2.82       735,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated April 30, 2018, bearing interest at a rate of 1.71% per annum, with a principal amount of $26,070,000, a repurchase price of $26,071,238 and a maturity date of May 1, 2018. The repurchase agreement is collateralized by the following:

                     Interest  Maturity   Principal
Type of Collateral     Rate      Date      Amount       Value
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   1.88%  03/31/2022 $27,428,000 $26,600,505

   As of April 30, 2018, the following Funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

                               Percentage Principal
Fund                           Ownership   Amount
----                           ---------- ----------
Commodity Strategy............    8.20%   $8,035,000
Commodity Strategy Subsidiary.    1.88     1,845,000
Global Trends.................    9.54     9,345,000
Global Trends Subsidiary......    2.84     2,785,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   RBS Securities, Inc., dated April 30, 2018, bearing interest at a rate of 1.68% per annum, with a principal amount of $98,000,000, a repurchase price of $98,004,573, and a maturity date of May 1, 2018. The repurchase agreement is collateralized by the following:

                     Interest  Maturity   Principal
Type of Collateral     Rate      Date      Amount        Value
------------------   -------- ---------- ------------ ------------
U.S. Treasury Notes.   2.13%  03/31/2024 $104,035,000 $100,012,082

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis.

   Interest income is accrued daily from settlement date except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

   Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)

   recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

   Expenses common to all Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income, if any, are normally paid monthly for the Income Explorer Fund and quarterly for the ESG Dividend Fund. All other Funds pay annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and the net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 -2016 or expected to be taken in each Funds' 2017 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)

   Organization and Offering Costs: Organization costs incurred in connection with the commencement of the ESG Dividend Fund are expensed, while offering costs are reflected as "Deferred offering costs" in the Statement of Assets and Liabilities of the Fund, and amortized over a 12-month period. As of April 30, 2018, the deferred offering costs of the ESG Dividend Fund were fully amortized.

Note 4. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of each Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. Pursuant to the Agreements, the Funds pay SunAmerica a management fee at an annual rate based on average daily net assets, which is computed daily and payable monthly, as follows:

Fund                      Percentage
----                      ----------
Commodity Strategy.......    1.00%
ESG Dividend.............    0.75
Focused Alpha Large-Cap..    1.00
Focused Multi-Cap Growth.    1.00
Global Trends............    1.10
Income Explorer..........    1.00
Small-Cap................    1.00

   The Commodity Strategy Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Commodity Strategy Subsidiary. In consideration of these services, the Commodity Strategy Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Commodity Strategy Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Commodity Strategy Fund in an amount equal to the management fee paid by the Commodity Strategy Subsidiary to SunAmerica (the "Commodity Strategy Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Commodity Strategy Subsidiary is in place. For the period ended April 30, 2018, the amount of advisory fees waived was $38,891.

   The Global Trends Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Global Trends Subsidiary. In consideration of these services, the Global Trends Subsidiary pays SunAmerica a management fee at the annual rate of 1.10% of average daily net assets of the Global Trends Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Global Trends Fund in an amount equal to the management fee paid by the Global Trends Subsidiary to SunAmerica (the "Global Trends Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Global Trends Subsidiary is in place. For the period ended April 30, 2018, the amount of advisory fees waived was $42,464.

   Pursuant to the Subadvisory Agreement between SunAmerica and Wellington Management Company LLP ("Wellington") (the "Commodity Strategy Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Fund to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.40% of the average daily net assets of the Fund. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Commodity Strategy Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Commodity Strategy Subsidiary to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.40% of average daily net assets of the Commodity Strategy Subsidiary. Payments to Wellington for its services are made by SunAmerica, not by the Fund. Wellington has contractually agreed to waive the subadvisory fee it receives with respect to the Commodity Strategy Fund in an amount equal to the subadvisory fee paid by SunAmerica to Wellington with respect to the Commodity Strategy Subsidiary. This waiver may not be terminated by Wellington and will remain in effect for as long as the contract with the Commodity Strategy Subsidiary is in place.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco and the Subadvisory Agreement between SunAmerica and Blackrock Investment Management, LLC ("Blackrock"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Large-Cap Fund to Marisco and Blackrock. SunAmerica pays Marisco and Blackrock a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the six months ended April 30, 2018, SunAmerica paid Marisco and Blackrock at an aggregate annual rate of 0.40% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap growth portion of the Fund and Blackrock is responsible for managing the large-cap value portion of the Fund. Each Subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco Capital Management, LLC ("Marisco"), and the Subadvisory Agreement between SunAmerica and BAMCO, Inc. ("BAMCO"), SunAmerica has delegated portfolio management responsibilities of the Focused Multi-Cap Growth Fund to Marisco and BAMCO. SunAmerica pays Marisco and BAMCO a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the six months ended April 30, 2018, SunAmerica paid Marisco and BAMCO at an aggregate annual rate of 0.46% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap portion of the Fund and BAMCO is responsible for managing the small- and mid-cap portion of the Fund. Each subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Wellington (the "Global Trends Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Global Trends Fund to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of the average daily net assets of the Fund on the first $1 billion and 0.40% thereafter. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Global Trends Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Global Trends Subsidiary to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of average daily net assets of the Global Trends Subsidiary on the first $1 billion and 0.40% thereafter. Payments to Wellington for its services are made by SunAmerica, not by the Fund. Wellington has contractually agreed to waive the subadvisory fee it receives with respect to the Global Trends Fund in an amount equal to the subadvisory fee paid by SunAmerica to Wellington with respect to the Global Trends Subsidiary. This waiver may not be terminated by Wellington and will remain in effect for as long as Wellington's contract with the Global Trends Subsidiary is in place.

   Pursuant to the subadvisory agreement between SunAmerica and Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), SunAmerica has delegated a portion of portfolio management responsibilities of the Income Explorer Fund to Cohen & Steers. For its services under the Subadvisory Agreement, Cohen & Steers will receive a subadvisory fee at an annual rate of 0.40% of the average daily net assets on the first $200 million, 0.35% on the next $200 million and 0.30% thereafter of the portion of the Fund that it manages. Cohen and Steers is paid by SunAmerica and not by the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Cadence Capital Management, LLC ("Cadence"), SunAmerica has delegated a portion of portfolio management responsibilities of the Small-Cap Fund to Cadence. Cadence is responsible for managing the micro-cap growth portion of the Fund. For its services under the Subadvisory Agreement, Cadence will receive a subadvisory fee at an annual rate of 0.50% of the average daily net assets of the portion of the Fund that it manages. Cadence is paid by SunAmerica and not by the Fund.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual expense fee waivers and expense reimbursements will continue in effect indefinitely, unless terminated by the Trustees, including a majority of the Disinterested Trustees.

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


Fund                                                         Percentage
----                                                         ----------
Commodity Strategy Class A#.................................    1.72%
Commodity Strategy Class C#.................................    2.37
Commodity Strategy Class W#.................................    1.52
ESG Dividend Class A........................................    1.25
ESG Dividend Class C........................................    1.90
ESG Dividend Class W........................................    1.05
Focused Alpha Large-Cap Class A.............................    1.72
Focused Alpha Large-Cap Class C.............................    2.37
Focused Alpha Large-Cap Class W.............................    1.52
Focused Multi-Cap Growth Class A............................    1.72
Focused Multi-Cap Growth Class C............................    2.37
Focused Multi-Cap Growth Class W............................    1.52
Global Trends Class A#......................................    1.85
Global Trends Class C#......................................    2.50
Global Trends Class W#......................................    1.65
Income Explorer Class A.....................................    1.72
Income Explorer Class C.....................................    2.37
Income Explorer Class W.....................................    1.52
Small-Cap Class A...........................................    1.72
Small-Cap Class C...........................................    2.37
Small-Cap Class W...........................................    1.52

--------
#  Consolidated (see Note 2)

   Any contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Subsidiary management fee waivers, are subject to recoupment from the Funds within two years after the occurrence of any such waivers and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the period ended April 30, 2018, pursuant to the contractual expense limitations referred above, SunAmerica has waived or reimbursed expenses as follows:

                             Other
                            Expenses
Fund                       Reimbursed
----                       ----------
Commodity Strategy#.......  $62,629
ESG Dividend..............   66,590
Focused Alpha Large-Cap...       --
Focused Multi-Cap Growth..       --
Global Trends#............   20,123
Income Explorer...........    6,356
Small-Cap.................       --

                                     Class
                                    Specific
                                    Expenses
Fund                               Reimbursed
----                               ----------
Commodity Strategy Class A#.......  $40,940
Commodity Strategy Class C#.......    6,654
Commodity Strategy Class W#.......    5,350
ESG Dividend Class A..............   17,132
ESG Dividend Class C..............      592

--------
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)

                             Class
                            Specific
                            Expenses
Fund                       Reimbursed
----                       ----------
ESG Dividend Class W......  $ 3,074
Focused Alpha Large-Cap
 Class A..................       --
Focused Alpha Large-Cap
 Class C..................       --
Focused Alpha Large-Cap
 Class W..................      181
Focused Multi-Cap Growth
 Class A..................       --
Focused Multi-Cap Growth
 Class C..................       --
Focused Multi-Cap Growth
 Class W..................       --
Global Trends Class A#....   45,643
Global Trends Class C#....   14,513
Global Trends Class W#....    7,616
Income Explorer Class A...   44,212
Income Explorer Class C...   11,981
Income Explorer Class W...   14,711
Small-Cap Class A.........   39,864
Small-Cap Class C.........    6,454
Small-Cap Class W.........   17,092

   For the period ended April 30, 2018, the amounts recouped by SunAmerica are as follows:

                             Other
                            Expenses
Fund                        Recouped
----                        --------
Commodity Strategy#........   $--
ESG Dividend...............    --
Focused Alpha Large-Cap....    --
Focused Multi-Cap Growth...    --
Global Trends#.............    --
Income Explorer............    --
Small-Cap..................    --

                                     Class Specific
                                        Expenses
Fund                                    Recouped
----                                 --------------
Commodity Strategy Class A#.........     $   --
Commodity Strategy Class C#.........         --
Commodity Strategy Class W#.........         --
ESG Dividend Class A................         --
ESG Dividend Class C................         --
ESG Dividend Class W................         --
Focused Alpha Large-Cap Class A.....         --
Focused Alpha Large-Cap Class C.....         --
Focused Alpha Large-Cap Class W.....      1,570
Focused Multi-Cap Growth Class A....         --
Focused Multi-Cap Growth Class C....         --
Focused Multi-Cap Growth Class W....         --
Global Trends Class A#..............      2,654
Global Trends Class C#..............      2,550
Global Trends Class W#..............        612
Income Explorer Class A.............         --
Income Explorer Class C.............         --
Income Explorer Class W.............         --
Small-Cap Class A...................         --
Small-Cap Class C...................        143
Small-Cap Class W...................      2,721

--------
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


   At April 30, 2018, expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time periods indicated are as follows:

                               Other Expenses Reimbursed
                           ---------------------------------
                           October 31, October 31, April 30,
Fund                          2018        2019       2020
----                       ----------- ----------- ---------
Commodity Strategy#.......   $46,846    $162,994    $62,629
ESG Dividend..............        --     189,689     66,590
Focused Alpha Large-Cap...        --          --         --
Focused Multi-Cap Growth..        --          --         --
Global Trends#............    10,564      88,819     20,123
Income Explorer...........     9,790      32,449      6,356
Small-Cap.................    12,417      13,643         --

                                   Class Specific Expenses Reimbursed
                                   ---------------------------------
                                   October 31,  October 31, April 30,
Fund                                  2018         2019       2020
----                               -----------  ----------- ---------
Commodity Strategy Class A#.......   $49,212     $106,001    $40,940
Commodity Strategy Class C#.......    13,066       19,833      6,654
Commodity Strategy Class W#.......     9,906       16,039      5,350
ESG Dividend Class A..............        --       32,616     17,132
ESG Dividend Class C..............        --        2,285        592
ESG Dividend Class W..............        --        3,986      3,074
Focused Alpha Large-Cap Class A...        --           --         --
Focused Alpha Large-Cap Class C...        --           --         --
Focused Alpha Large-Cap Class W...     2,748        2,075        181
Focused Multi-Cap Growth Class A..        --           --         --
Focused Multi-Cap Growth Class C..        --           --         --
Focused Multi-Cap Growth Class W..        --           --         --
Global Trends Class A#............    37,567       86,609     45,643
Global Trends Class C#............    12,277       19,209     14,513
Global Trends Class W#............     7,462       12,648      7,616
Income Explorer Class A...........    34,037       79,698     44,212
Income Explorer Class C...........     7,982       19,631     11,981
Income Explorer Class W...........     6,865       13,942     14,711
Small-Cap Class A.................    48,478      121,298     39,864
Small-Cap Class C.................     3,369       12,792      6,454
Small-Cap Class W.................     2,328       18,118     17,092

--------
#  Consolidated (see Note 2)

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. For the period ended April 30, 2018, ACS waived fees in the amount of $6,854 for the Class A shares of ESG Dividend Fund. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)

   of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. The Distributor does not receive or retain any distribution and/or a account maintenance fees for any shares when the shareholder does not have a broker of record. For the period ended April 30, 2018, ACS received fees based upon the aforementioned rates (see Statement of Operations).

   The Trust, on behalf of each fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the period ended April 30, 2018, ACS earned fees based upon the aforementioned rates (see Statement of Operations).

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and nonaffiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. ACS has advised the Funds that for the period ended April 30, 2018, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                Class A                           Class C
                          ---------------------------------------------------- -------------
                                                                  Contingent    Contingent
                           Sales     Affiliated   Non-affiliated   Deferred      Deferred
Fund                      Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges
----                      -------- -------------- -------------- ------------- -------------
Commodity Strategy....... $  2,210    $  1,018       $    875       $    2        $  211
ESG Dividend.............   12,709       7,799          2,643           --            --
Focused Alpha Large-Cap..  159,102      30,817        103,946          507           632
Focused Multi-Cap Growth.  423,815     131,407        226,100        1,649         1,656
Global Trends............    5,142       1,266          3,038           --            --
Income Explorer..........   30,615       8,301         17,059           --           866
Small-Cap................   43,529       2,851         33,331          298           196

   The Trust has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset Manager Solutions, Inc. ("DST"), in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to AFS for services rendered based upon an annual rate of 0.22% of daily net assets. For the period ended April 30, 2018, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate AFS pursuant to the terms of the Service Agreement.

                                             Payable at
Fund                              Expenses April 30, 2018
----                              -------- --------------
Commodity Strategy Class A....... $ 37,975    $  6,685
Commodity Strategy Class C.......    2,790         408
Commodity Strategy Class W.......    2,084         408
ESG Dividend Class A.............   27,857       4,403
ESG Dividend Class C.............      418          68
ESG Dividend Class W.............    1,013         314
Focused Alpha Large-Cap Class A..  578,199     104,144
Focused Alpha Large-Cap Class C..  112,032       6,368
Focused Alpha Large-Cap Class W..   17,655       3,245
Focused Multi-Cap Growth Class A.  516,926      88,990
Focused Multi-Cap Growth Class C.   94,965      11,265
Focused Multi-Cap Growth Class W.   54,064       9,898
Global Trends Class A............   34,323       5,671
Global Trends Class C............    3,705         542
Global Trends Class W............    1,042         165
Income Explorer Class A..........   35,936       6,569
Income Explorer Class C..........    5,977         961
Income Explorer Class W..........    7,746         843
Small-Cap Class A................   54,146       9,291
Small-Cap Class C................    2,246         360
Small-Cap Class W................   10,139       2,208

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


   At April 30, 2018, SunAmerica Series, Inc. AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund ("Strategy Funds"), affiliates of the Adviser owned 5% or more of the outstanding shares of the following Funds:

                                Holder
                    ------------------------------
                      AIG Active    AIG Multi-Asset
Fund                Allocation Fund Allocation Fund
----                --------------- ---------------
Commodity Strategy.      10.98%          63.35%
ESG Dividend.......      19.02           68.88
Global Trends......      29.26           38.15
Income Explorer....       6.17           26.19
Small-Cap..........      13.74           42.09

   The Strategy Portfolios do not invest in the underlying funds for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2018 were as follows:

                                  Purchases         Sales
                                of portfolio    of portfolio
                                 securities      securities    Purchases    Sales
                               (excluding U.S. (excluding U.S.  of U.S.    of U.S.
                                 government      government    government government
Fund                             securities      securities    securities securities
----                           --------------- --------------- ---------- ----------
Commodity Strategy............  $     33,189    $         --       --     $1,000,000
ESG Dividend..................    11,173,290      10,795,752       --             --
Focused Alpha Large-Cap.......   157,853,489     194,837,292       --             --
Focused Multi-Cap Growth......   247,979,144     267,901,174       --             --
Income Explorer...............    10,471,626       8,731,450       --             --
Small-Cap.....................    18,345,830      16,543,090       --             --

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily due to taxable income from a wholly-owned foreign subsidiary, amortization of organizational costs, late year ordinary loss deferral, partnership investments, investments in passive foreign investment companies, wash sales and derivative transactions.

                                    Distributable Earnings              Tax Distributions
                          -----------------------------------------  ------------------------
                                          For the year ended October 31, 2017
                          -------------------------------------------------------------------
                                        Long-term      Unrealized
                           Ordinary   Gains/Capital   Appreciation    Ordinary    Long-Term
Fund                        Income    Loss Carryover (Depreciation)*   Income   Capital Gains
----                      ----------- -------------- --------------- ---------- -------------
Commodity Strategy#...... $    67,022  $(83,767,852)  $ (7,510,922)  $       --  $       --
ESG Dividend.............     483,800            --        994,542           --          --
Focused Alpha Large-Cap..  13,732,012    40,936,982    170,014,958           --          --
Focused Multi-Cap Growth.          --    49,277,342    222,775,900           --   7,760,491
Global Trends#...........   1,891,091     1,038,271    (16,659,627)          --          --
Income Explorer..........     205,882        21,333      1,038,045    1,216,609          --
Small-Cap................   1,864,286     3,928,373     10,133,372           --   1,432,026

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
#  Consolidated (see Note 2)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


   As of October 31, 2017, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                 Unlimited
                          -----------------------
Fund                          ST          LT
----                      ----------- -----------
Commodity Strategy#...... $51,868,140 $31,899,712
ESG Dividend.............          --          --
Focused Alpha Large-Cap..          --          --
Focused Multi-Cap Growth.          --          --
Global Trends#...........          --          --
Income Explorer..........          --          --
Small-Cap................          --          --

   At April 30, 2018, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements and derivatives, were as follows:

                           Aggregate     Aggregate         Net
                           Unrealized    Unrealized    Unrealized     Cost of
Fund                          Gain          Loss       Gain/(Loss)  Investments
----                      ------------  ------------  ------------  ------------
Commodity Strategy#...... $  6,241,284  $(13,993,411) $ (7,752,127) $ 50,168,803
ESG Dividend.............    1,670,947    (2,411,349)     (740,402)   27,389,355
Focused Alpha Large-Cap..  137,613,737   (17,835,190)  119,778,547   506,211,005
Focused Multi-Cap Growth.  174,152,184   (15,331,682)  158,820,502   447,157,584
Global Trends#...........     (122,424)  (16,944,684)  (17,067,108)   50,992,487
Income Explorer..........      621,982        (2,743)      619,239    47,443,705
Small-Cap................   13,713,310    (4,642,400)    9,070,910    57,180,155

--------
#  Consolidated (see Note 2)

   On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                                         Commodity Strategy Fund#
                          --------------------------------------------------------------------------------------
                                  Class A                Class A               Class C             Class C
                          ----------------------  ---------------------  ------------------  -------------------
                                  For the                                      For the
                             six months ended            For the          six months ended         For the
                              April 30, 2018            year ended         April 30, 2018         year ended
                                (unaudited)          October 31, 2017        (unaudited)       October 31, 2017
                          ----------------------  ---------------------  ------------------  -------------------
                            Shares      Amount     Shares      Amount     Shares    Amount    Shares     Amount
                          ---------  -----------  --------  -----------  -------  ---------  --------  ---------
Shares sold.............. 1,121,839  $ 8,239,861   798,053  $ 5,527,159    5,465  $  38,466    21,234  $ 146,454
Reinvested shares........     8,624       59,854        --           --       --         --        --         --
Shares redeemed..........  (964,973)  (7,071,622) (864,608)  (6,104,961) (67,691)  (469,254) (127,255)  (865,569)
                          ---------  -----------  --------  -----------  -------  ---------  --------  ---------
Net increase (decrease)
 in shares outstanding
 before automatic
 conversion..............   165,490    1,228,093        --           --  (62,226)  (430,788)       --         --
Shares
 issued/(reacquired)
 upon automatic
 conversion..............    25,653      184,445        --           --  (26,731)  (184,445)       --         --
                          ---------  -----------  --------  -----------  -------  ---------  --------  ---------
Net increase (decrease)..   191,143  $ 1,412,538   (66,555) $  (577,802) (88,957) $(615,233) (106,021) $(719,115)
                          =========  ===========  ========  ===========  =======  =========  ========  =========

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)

                                  Commodity Strategy Fund#
                          ---------------------------------------
                                Class W             Class W
                          ------------------  -------------------
                                For the
                           six months ended         For the
                            April 30, 2018         year ended
                              (unaudited)       October 31, 2017
                          ------------------  -------------------
                           Shares    Amount    Shares     Amount
                          -------  ---------  --------  ---------
Shares sold.............. 108,745  $ 800,657    58,362  $ 421,222
Reinvested shares........     752      5,282        --         --
Shares redeemed.......... (37,492)  (276,667) (103,302)  (740,341)
                          -------  ---------  --------  ---------
Net increase (decrease)..  72,005  $ 529,272   (44,940) $(319,119)
                          =======  =========  ========  =========

--------
#  Consolidated (see Note 2)

                                                                 ESG Dividend Fund
                       ----------------------------------------------------------------------------------------------------
                                Class A                   Class A                   Class C                  Class C
                       ------------------------  ------------------------  ------------------------  ----------------------
                                For the                                             For the
                           six months ended           For the period           six months ended          For the period
                            April 30, 2018          December 16, 2016*          April 30, 2018         December 16, 2016*
                              (unaudited)        through October 31, 2017         (unaudited)        through October 31, 2017
                       ------------------------  ------------------------  ------------------------  ----------------------
                         Shares       Amount       Shares       Amount       Shares       Amount      Shares       Amount
                       ----------  ------------  ----------  ------------  ----------  ------------  --------   ------------
Shares sold...........     40,527  $    646,579   1,749,813  $ 26,182,337         347  $      5,552    23,220   $    348,420
Reinvested shares.....     43,657       697,696          --            --         472         7,538        --             --
Shares redeemed.......   (111,750)   (1,810,094)   (174,493)   (2,695,435)         (1)          (15)       --             --
                       ----------  ------------  ----------  ------------  ----------  ------------  --------   ------------
Net increase
 (decrease)...........    (27,566) $   (465,819)  1,575,320  $ 23,486,902         818  $     13,075    23,220   $    348,420
                       ==========  ============  ==========  ============  ==========  ============  ========   ============

                                        ESG Dividend Fund
                       --------------------------------------------------
                                Class W                   Class W
                       ------------------------  ------------------------
                                For the
                           six months ended           For the period
                            April 30, 2018          December 16, 2016*
                              (unaudited)        through October 31, 2017
                       ------------------------  ------------------------
                         Shares       Amount       Shares       Amount
                       ----------  ------------  ----------  ------------
Shares sold...........     99,668  $  1,620,566      22,200  $    333,000
Reinvested shares.....      1,078        17,062          --            --
Shares redeemed.......        (28)         (430)         --            --
                       ----------  ------------  ----------  ------------
Net increase
 (decrease)...........    100,718  $  1,637,198      22,200  $    333,000
                       ==========  ============  ==========  ============

                                                           Focused Alpha Large-Cap Fund
                       ----------------------------------------------------------------------------------------------------
                                Class A                   Class A                   Class C                  Class C
                       ------------------------  ------------------------  ------------------------  ----------------------
                                For the                                             For the
                              year ended                  For the                 year ended                 For the
                            April 30, 2018              year ended              April 30, 2018             year ended
                              (unaudited)            October 31, 2017             (unaudited)           October 31, 2017
                       ------------------------  ------------------------  ------------------------  ----------------------
                         Shares       Amount       Shares       Amount       Shares       Amount      Shares       Amount
                       ----------  ------------  ----------  ------------  ----------  ------------  --------   ------------
Shares sold...........  2,063,719  $ 62,070,109     680,493  $ 19,302,610      93,303  $  2,747,874   126,659   $  3,346,850
Reinvested shares.....  1,354,077    40,527,524          --            --     354,695    10,137,186        --             --
Shares redeemed....... (1,293,383)  (40,194,048) (2,263,757)  (62,692,386) (2,073,732)  (59,302,730) (914,267)   (24,137,139)
                       ----------  ------------  ----------  ------------  ----------  ------------  --------   ------------
Net increase
 (decrease) in shares
 outstanding before
 automatic conversion.  2,124,413    62,403,585          --            --  (1,625,734)  (46,417,670)       --             --
Shares
 issued/(reacquired)
 upon automatic
 conversion...........    983,114    30,632,012          --            --  (1,031,447)  (30,632,012)       --             --
                       ----------  ------------  ----------  ------------  ----------  ------------  --------   ------------
Net increase
 (decrease)...........  3,107,527  $ 93,035,597  (1,583,264) $(43,389,776) (2,657,181) $(77,049,682) (787,608)  $(20,790,289)
                       ==========  ============  ==========  ============  ==========  ============  ========   ============

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


                                Focused Alpha Large-Cap Fund
                       ---------------------------------------------
                              Class W                 Class W
                       ---------------------  ----------------------
                              For the
                             year ended               For the
                           April 30, 2018           year ended
                            (unaudited)          October 31, 2017
                       ---------------------  ----------------------
                        Shares      Amount     Shares      Amount
                       --------  -----------  --------  ------------
Shares sold...........  208,746  $ 6,590,460   518,493  $ 15,170,238
Reinvested shares.....   31,057      941,329        --            --
Shares redeemed....... (136,897)  (4,268,422) (392,738)  (11,779,029)
                       --------  -----------  --------  ------------
Net increase
 (decrease)...........  102,906  $ 3,263,367   125,755  $  3,391,209
                       ========  ===========  ========  ============

--------
*  Commencement of operations

                                                          Focused Multi-Cap Growth Fund
                       --------------------------------------------------------------------------------------------------
                                Class A                   Class A                  Class C                    Class C
                       ------------------------  ------------------------  ----------------------     ----------------------
                                For the                                            For the
                              year ended                  For the                year ended                   For the
                            April 30, 2018              year ended             April 30, 2018               year ended
                              (unaudited)            October 31, 2017            (unaudited)             October 31, 2017
                       ------------------------  ------------------------  ----------------------     ----------------------
                         Shares       Amount       Shares       Amount      Shares         Amount      Shares         Amount
                       ----------  ------------  ----------  ------------  ---------    ------------  ---------    ------------
Shares sold...........  1,656,625  $ 51,297,491   1,149,529  $ 31,579,237   276,018     $  8,215,809   285,454     $  7,249,635
Reinvested shares.....  1,188,572    34,884,590     235,190     5,564,598   261,228        7,301,311    53,273        1,213,029
Shares redeemed....... (1,714,202)  (52,712,921) (2,502,152)  (65,479,951) (901,247)     (26,480,378) (928,163)     (23,644,057)
                       ----------  ------------  ----------  ------------  --------     ------------  --------     ------------
Net increase
 (decrease) in shares
 outstanding before
 automatic conversion.  1,130,995    33,469,160          --            --  (364,001)     (10,963,258)       --               --
Shares
 issued/(reacquired)
 upon automatic
 conversion...........    456,106    14,583,768          --            --  (479,817)     (14,583,768)       --               --
                       ----------  ------------  ----------  ------------  --------     ------------  --------     ------------
Net increase
 (decrease)...........  1,587,101  $ 48,052,928  (1,117,433) $(28,336,116) (843,818)    $(25,547,026) (589,436)    $(15,181,393)
                       ==========  ============  ==========  ============  ========     ============  ========     ============

                                  Focused Multi-Cap Growth Fund
                       --------------------------------------------------
                                Class W                   Class W
                       ------------------------  ------------------------
                                For the
                              year ended                  For the
                            April 30, 2018              year ended
                              (unaudited)            October 31, 2017
                       ------------------------  ------------------------
                         Shares       Amount       Shares       Amount
                       ----------  ------------  ----------  ------------
Shares sold...........    799,621  $ 25,441,583     761,790  $ 21,457,555
Reinvested shares.....     92,850     2,762,282      13,418       320,814
Shares redeemed.......   (566,254)  (17,543,659)   (608,199)  (15,915,170)
                       ----------  ------------  ----------  ------------
Net increase
 (decrease)...........    326,217  $ 10,660,206     167,009  $  5,863,199
                       ==========  ============  ==========  ============

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)

                                                         Global Trends Fund#
                       ---------------------------------------------------------------------------------------
                              Class A                Class A               Class C              Class C
                       ---------------------  ---------------------  ------------------  ---------------------
                              For the                                      For the
                          six months ended           For the          six months ended          For the
                           April 30, 2018           year ended         April 30, 2018          year ended
                            (unaudited)          October 31, 2017        (unaudited)        October 31, 2017
                       ---------------------  ---------------------  ------------------  ---------------------
                        Shares      Amount     Shares      Amount     Shares    Amount    Shares      Amount
                       --------  -----------  --------  -----------  -------  ---------  --------  -----------
Shares sold...........  167,878  $ 2,150,481   125,820  $ 1,680,909    7,330  $  90,941    10,249  $   134,558
Reinvested shares.....  196,687    2,517,598        --           --   21,380    261,691        --           --
Shares redeemed....... (204,805)  (2,667,702) (405,965)  (5,340,002) (47,350)  (592,683) (110,159)  (1,392,078)
                       --------  -----------  --------  -----------  -------  ---------  --------  -----------
Net increase
 (decrease) in shares
 outstanding before
 automatic conversion.  159,760    2,000,377        --           --  (18,640)  (240,051)       --           --
Shares
 issued/(reacquired)
 upon automatic
 conversion...........   14,406      183,133        --           --  (15,095)  (183,133)       --           --
                       --------  -----------  --------  -----------  -------  ---------  --------  -----------
Net increase
 (decrease)...........  174,166  $ 2,183,510  (280,145) $(3,659,093) (33,735) $(423,184)  (99,910) $(1,257,520)
                       ========  ===========  ========  ===========  =======  =========  ========  ===========

--------
#  Consolidated (see Note 2)

                                         Global Trends Fund#
                            ---------------------------------------------
                                   Class W                 Class W
                            ---------------------  ----------------------
                                   For the
                               six months ended            For the
                                April 30, 2018           year ended
                                 (unaudited)          October 31, 2017
                            ---------------------  ----------------------
                             Shares      Amount      Shares      Amount
                            --------  -----------  ---------  -----------
Shares sold................   14,995  $   194,486      3,324  $    44,460
Reinvested shares..........    2,055       26,690         --           --
Shares redeemed............  (49,964)    (647,623)   (45,118)    (594,394)
                            --------  -----------  ---------  -----------
Net increase
 (decrease)................  (32,914) $  (426,447)   (41,794) $  (549,934)
                            ========  ===========  =========  ===========

                                                               Income Explorer Fund
                            -----------------------------------------------------------------------------------------
                                   Class A                 Class A               Class C               Class C
                            ---------------------  ----------------------  -------------------  ---------------------
                                   For the                                       For the
                                  year ended               For the              year ended             For the
                                April 30, 2018           year ended           April 30, 2018          year ended
                                 (unaudited)          October 31, 2017         (unaudited)         October 31, 2017
                            ---------------------  ----------------------  -------------------  ---------------------
                             Shares      Amount      Shares      Amount     Shares    Amount     Shares      Amount
                            --------  -----------  ---------  -----------  -------  ----------  --------  -----------
Shares sold................  637,751  $10,072,847  1,003,506  $15,384,847   92,612  $1,465,463   177,564  $ 2,734,798
Reinvested shares..........   47,301      744,707     64,190      980,769    6,430     101,067     8,247      125,782
Shares redeemed............ (363,754)  (5,749,774)  (598,076)  (9,090,962) (52,660)   (824,983) (100,354)  (1,560,643)
                            --------  -----------  ---------  -----------  -------  ----------  --------  -----------
Net increase
 (decrease) in
 shares
 outstanding
 before automatic
 conversion................  321,298    5,067,780         --           --   46,382     741,547        --           --

 Shares issued/(reacquired)
 upon automatic
 conversion................   25,853      406,919         --           --  (25,918)   (406,919)       --           --
                            --------  -----------  ---------  -----------  -------  ----------  --------  -----------
Net
 increase (decrease).......  347,151  $ 5,474,699    469,620  $ 7,274,654   20,464  $  334,628    85,457  $ 1,299,937
                            ========  ===========  =========  ===========  =======  ==========  ========  ===========

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)

                                         Income Explorer Fund
                            ---------------------------------------------
                                   Class W                 Class W
                            ---------------------  ----------------------
                                   For the
                                  year ended               For the
                                April 30, 2018           year ended
                                 (unaudited)          October 31, 2017
                            ---------------------  ----------------------
                             Shares      Amount     Shares      Amount
                            --------  -----------  --------  ------------
Shares sold................  161,029  $ 2,536,514   486,896  $  7,654,707
Reinvested shares..........   10,731      169,158     5,667        88,419
Shares redeemed............ (308,787)  (4,899,823)  (25,994)     (411,508)
                            --------  -----------  --------  ------------
Net increase
 (decrease)................ (137,027) $(2,194,151)  466,569  $  7,331,618
                            ========  ===========  ========  ============

                                                                  Small-Cap Fund
                            ------------------------------------------------------------------------------------------
                                   Class A                 Class A               Class C                   Class C
                            ---------------------  ----------------------  ------------------      -----------------------
                                   For the                                       For the
                               six months ended            For the          six months ended               For the
                                April 30, 2018           year ended          April 30, 2018               year ended
                                 (unaudited)          October 31, 2017         (unaudited)             October 31, 2017
                            ---------------------  ----------------------  ------------------      -----------------------
                             Shares      Amount     Shares      Amount      Shares      Amount       Shares         Amount
                            --------  -----------  --------  ------------  -------    ---------    ----------    -----------
Shares sold................  333,016  $ 6,258,720   290,584  $  5,244,799   31,464    $ 590,753        53,327    $   950,781
Reinvested shares..........  258,775    4,720,058    78,873     1,384,213   11,540      204,147         1,667         28,657
Shares redeemed............ (224,264)  (4,236,152) (700,332)  (12,743,109) (17,665)    (322,943)       (9,225)      (165,173)
                            --------  -----------  --------  ------------  -------    ---------    ----------    -----------
Net increase
 (decrease) in
 shares
 outstanding
 before automatic
 conversion................  367,527    6,742,626        --            --   25,339      471,957            --             --

 Shares issued/(reacquired)
 upon automatic
 conversion................    6,289      119,207        --            --   (6,491)    (119,207)           --             --
                            --------  -----------  --------  ------------  -------    ---------    ----------    -----------
Net increase
 (decrease)................  373,816  $ 6,861,833  (330,875) $ (6,114,097)  18,848    $ 352,750        45,769    $   814,265
                            ========  ===========  ========  ============  =======    =========    ==========    ===========

                                            Small-Cap Fund
                            ---------------------------------------------
                                   Class W                 Class W
                            ---------------------  ----------------------
                                   For the
                               six months ended            For the
                                April 30, 2018           year ended
                                 (unaudited)          October 31, 2017
                            ---------------------  ----------------------
                             Shares      Amount     Shares      Amount
                            --------  -----------  --------  ------------
Shares sold................  350,853  $ 6,638,057   413,473  $  7,614,236
Reinvested shares..........   44,203      812,888       789        13,932
Shares redeemed............ (102,350)  (1,943,867)  (33,586)     (629,357)
                            --------  -----------  --------  ------------
Net increase
 (decrease)................  292,706  $ 5,507,078   380,676  $  6,998,811
                            ========  ===========  ========  ============

Note 8. Line of Credit

   The Trust, along with certain other funds managed by the Adviser and exclusive of the Commodity Strategy Fund and Global Trends Fund, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The Commodity Strategy Fund and Global Trends Fund have access to a $10 million committed secured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)

   fee of 25 basis points per annum on the daily unused portion of the committed line of credit and an upfront fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended April 30, 2018, the following Funds had borrowings:

                                                Average   Weighted
                             Days     Interest    Debt    Average
Fund                      Outstanding Charges   Utilized  Interest
----                      ----------- -------- ---------- --------
Focused Alpha Large-Cap..     30       $1,358  $  594,938   2.80%
Focused Multi-Cap Growth.     11        2,065   2,404,435   2.81
Income Explorer..........     13          217     202,175   2.92

   At April 30, 2018, none of the Funds had outstanding borrowings.

Note 9. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the period ended April 30, 2018, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 10. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

   For the period ended April 30, 2018, none of the Funds participated in this program.

Note 11. Investment Concentration

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Commodity Strategy Funds' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

   The Commodity Strategy Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Note 12. Security Transactions with Affiliated Portfolios

   The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended April 30, 2018, the following Fund engaged in security transactions with affiliated Funds:

                            Cost of   Proceeds   Realized
Fund                       Purchases from Sales Gain(Loss)
----                       --------- ---------- ----------
AIG Multi-Cap Growth Fund.    $--    $2,681,518 $(565,640)

        SunAmerica Specialty Series
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2018 -- (unaudited)
        (continued)


Note 13. Subsequent Event

   On June 5, 2018, the Board of the Trust, on behalf of the Global Trends Fund, approved a proposal to close the Global Trends Fund to new and subsequent investments and thereafter to liquidate and dissolve the Global Trends Fund. Accordingly, the Board approved a Plan of Liquidation for the Global Trends Fund pursuant to which the Global Trends Fund will be liquidated (the "Liquidation") on or about July 27, 2018 (the "Liquidation Date").

   Effective June 15, 2018, shares of the Global Trends Fund are no longer available for purchase; however, the Global Trends Fund continues to accept reinvestments of dividends and capital gain distributions from existing shareholders. To the extent there are any dividend payments on or after June 15, 2018, they will be automatically reinvested in additional shares of the Global Trends Fund, unless a shareholder elected to receive them in cash or automatically reinvest them in shares of other funds. The Global Trends Fund's Distributor will waive the distribution and account maintenance fees payable under the Global Trends Fund's 12b-1 plans as of June 15, 2018.

[LOGO]
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors/Trustees                       VOTING PROXIES ON FUND PORTFOLIO           DELIVERY OF SHAREHOLDER DOCUMENTS
 Richard W. Grant                        SECURITIES                                 The Funds have adopted a policy that
 Peter A. Harbeck                        A description of the policies and proce-   allows them to send only one copy of a
 Dr. Judith L. Craven                    dures that the Trust uses to determine     Fund's prospectus, proxy material,
 William F. Devin                        how to vote proxies related to securities  annual report and semi-annual report
 Stephen J. Gutman                       held in a Fund's portfolio, which is       (the "shareholder documents") to
 Eileen A. Kamerick                      available in the Trust's Statement of      shareholders with multiple accounts
Officers                                 Additional Information, may be ob-         residing at the same "household." This
 John T. Genoy, President and Chief      tained without charge upon request, by     practice is called householding and
   Executive Officer                     calling (800) 858-8850. The in-            reduces Fund expenses, which benefits
 Timothy Pettee, Vice President          formation is also available from the       you and other shareholders. Unless the
 James Nichols, Vice President           EDGAR database on the U.S. Secu-           Funds receive instructions to the con-
 Gregory N. Bressler, Secretary          rities and Exchange Commission's           trary, you will only receive one copy of
 Gregory R. Kingston, Treasurer          website at http://www.sec.gov.             the shareholder documents. The Funds
 Shawn Parry, Vice President and         PROXY VOTING RECORD ON FUND                will continue to household the share-
   Assistant Treasurer                   PORTFOLIO SECURITIES                       holder documents indefinitely, until we
 Donna McManus, Vice President and       Information regarding how the Trust        are instructed otherwise. If you do not
   Assistant Treasurer                   voted proxies related to securities held   wish to participate in householding
 Kathleen Fuentes, Chief Legal Officer   in the Funds during the most recent        please contact Shareholder Services at
   and Assistant Secretary               twelve month period ended June 30 is       (800) 858-8850 ext. 6010 or send a
 Christopher C. Joe, Chief Compliance    available, once filed with the U.S.        written request with your name, the
   Officer                               Securities and Exchange Commission,        name of your fund(s) and your ac-
 Matthew J. Hackethal, Anti-Money        without charge, upon request, by call-     count number(s) to AIG Funds,
   Laundering Compliance Officer         ing (800) 858-8850 or on the U.S.          P.O. Box 219186, Kansas City MO,
Investment Adviser                       Securities and Exchange Commission         64121-9186. We will resume in-
 SunAmerica Asset Management, LLC        website at http://www.sec.gov.             dividual mailings for your account
 Harborside 5                            DISCLOSURE OF QUARTERLY PORTFOLIO          within thirty (30) days of receipt of
 185 Hudson Street, Suite 3300           HOLDINGS                                   your request.
 Jersey City, NJ 07311                   The Trust is required to file its com-     This report is submitted solely for the
Distributor                              plete schedule of portfolio holdings       general information of shareholders of
 AIG Capital Services, Inc.              with the U.S. Securities and Exchange      the Funds. Distribution of this report
 Harborside 5                            Commission for its first and third fiscal  to persons other than shareholders of
 185 Hudson Street, Suite 3300           quarters on Form N-Q. The Trust's          the Funds is authorized only in con-
 Jersey City, NJ 07311                   Forms N-Q are available on the U.S.        nection with a currently effective pro-
Shareholder Servicing Agent              Securities and Exchange Commission         spectus, setting forth details of the
 AIG Fund Services, Inc.                 website at http://www.sec.gov. You can     Funds, which must precede or accom-
 Harborside 5                            also review and obtain copies of the       pany this report.
 185 Hudson Street, Suite 3300           Forms N-Q at the U.S. Securities and       The accompanying report has not been
 Jersey City, NJ 07311                   Exchange Commission Public Refer-          audited by independent accountants
Custodian                                ence Room in Washington DC                 and accordingly no opinion has been
 State Street Bank and Trust Company     (information on the operation of the       expressed thereon.
 One Lincoln Street                      Public Reference Room may be ob-
 Boston, MA 02111                        tained by calling 1-800-SEC-0330).
Transfer Agent
 DST Asset Manager Solutions, Inc.
 303 W 11th Street
 Kansas City, MO 64105

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

[LOGO]

For information on receiving this report online, see inside back cover.


AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

HWSAN-4/18

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

         Not applicable.

Item 13. Exhibits.

     (a) (1) Not applicable.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 6, 2018

By:  /s/ Gregory R. Kingston
     --------------------------
     Gregory R. Kingston
     Treasurer

Date: July 6, 2018